As filed with the Securities and Exchange Commission on April 29, 2013
33 Act File No. 033-75116
40 Act File No. 811-08352

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	37	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	37	[	X	]

(Check appropriate box or boxes.)

LKCM FUNDS
(Exact Name of Registrant)

c/o Luther King Capital Management
301 Commerce Street, Suite 1600
Fort Worth, Texas 76102
(Address of Principal Executive Office)
Registrant's Telephone Number (817) 332-3235

c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
Kathy Kresch Ingber, Esq.
K&L Gates LLP
1601 K. Street, N.W.
Washington, DC  20006

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On May 1, 2013 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

LKCM FUNDS

PROSPECTUS

May 1, 2013

301 COMMERCE STREET, SUITE 1600
FORT WORTH, TEXAS 76102
1-800-688-LKCM

LKCM SMALL CAP EQUITY FUND
(Institutional Class)
(LKSCX)

LKCM SMALL-MID CAP EQUITY FUND
(Institutional Class)
(LKSMX)

LKCM EQUITY FUND
(Institutional Class)
(LKEQX)

LKCM BALANCED FUND
(LKBAX)

LKCM FIXED INCOME FUND
(LKFIX)

This Prospectus contains information you should consider before you invest in the LKCM Funds.  Please read it carefully and keep it for future reference.

Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of the securities offered by this Prospectus, nor has the SEC or any state securities commission passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

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SUMMARY SECTION

LKCM Small Cap Equity Fund
(Institutional Class)

Investment Objective:  The Fund seeks to maximize long-term capital appreciation.

Fees and Expenses of the Fund: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.19%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	0.95%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other investment companies, including money market funds (“Acquired Fund(s)”).  The Total Annual Fund Operating Expenses for the Fund differs from the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of the prospectus because the audited information in the “Financial Highlights” reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

1 Year	3 Years	5 Years	10 Years
$97	$303	$526	$1,167

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies:  The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies.  The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.  Smaller companies are those with market capitalizations at the time of investment between $400 million and $3 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

The Fund seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.  These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.

Principal Risks:  The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

●
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Such factors likely would lead to a decline in the value of your investment in the Fund.

●	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

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●
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts (“ADRs”), rights and warrants.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.  Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards.  Investing in such securities may expose the Fund to additional risk.  Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.  Preferred stocks and convertible securities are sensitive to movements in interest rates.  In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.  Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

●
Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

●
Small-Cap Risk – The Fund invests in small capitalization companies that may not have the size, resources and other assets of mid or large capitalization companies.  As a result, the securities of small capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than mid or large capitalization companies or may not correspond to changes in the stock market in general.

Performance:  The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best and Worst Quarterly Returns
18.90%	2nd quarter, 2009
-27.54%	4th quarter, 2008

Average Annual Total Returns for Periods Ended December 31, 2012
	1 Year	5 Years	10 Years
Return Before Taxes	9.74%	4.24%	10.20%
Return After Taxes on Distributions	8.44%	3.99%	9.29%
Return After Taxes on Distributions and Sale of Fund Shares	8.01%	3.63%	8.91%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	9.72%
Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)	15.94%	3.96%	9.70%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

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Investment Adviser:  Luther King Capital Management Corporation.

Portfolio Managers:

Name	Title	Experience with the Fund
Steven R. Purvis, CFA	Principal, Vice President and Portfolio Manager	Since 1996
J. Luther King, Jr., CFA, CIC	Principal, President and Portfolio Manager	Since Inception in 1994
Jonathan B. Deweese, CFA	Vice President and Analyst	Since 2010
Benjamin M. Cowan, CFA	Analyst	Since 2010

Purchase and Sale of Fund Shares:  Investors may purchase, exchange or redeem Fund shares by mail (LKCM Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at 1-800-688-LKCM.  Redemptions by telephone are only permitted upon previously receiving appropriate authorization.  Transactions will only occur on days the New York Stock Exchange is open.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment in the Fund and exchanges into the Fund from another fund in the LKCM Funds is $2,000.  Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $1,000.

Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case the withdrawal of your investment from a tax-deferred account may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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LKCM Small-Mid Cap Equity Fund
(Institutional Class)

Investment Objective:  The Fund seeks to maximize long-term capital appreciation.

Fees and Expenses of the Fund: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.43%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	1.19%
Fee Cap and/or Expense Reimbursement(2)	-0.18%
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement(1)(2)	1.01%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other investment companies, including money market funds (“Acquired Fund(s)”).  The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement for the Fund differ from the Ratio of Expenses to Average Net Assets before and after expense waiver and/or reimbursement found within the “Financial Highlights” section of the prospectus because the audited information in the “Financial Highlights” reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

(2)
Luther King Capital Management Corporation, the Fund’s investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2014 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 1.00%.  This expense limitation excludes interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses.  The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

1 Year	3 Years	5 Years	10 Years
$103	$360	$637	$1,427

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies:  The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-mid capitalization companies.  The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.  Small-mid capitalization companies are those with market capitalizations at the time of investment between $1 billion and $8 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

The Fund seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.  These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.

Principal Risks:  The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

●
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Such factors likely would lead to a decline in the value of your investment in the Fund.

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●	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.
●
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts (“ADRs”), rights and warrants.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.  Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards.  Investing in such securities may expose the Fund to additional risk.  Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.  Preferred stocks and convertible securities are sensitive to movements in interest rates.  In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.  Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

●
Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

●
Small and Mid Cap Risk – The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies.  As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.

Performance:  The bar chart and table that follow illustrate annual Fund returns for period ended December 31, 2012.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

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Calendar Year Return as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best and Worst Quarterly Returns
11.17%	1st quarter, 2012
-4.97%	2nd quarter, 2012

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Average Annual Total Returns for Periods Ended December 31, 2012
	One Year	Since Inception (May 2, 2011)
Return Before Taxes	9.26%	-1.92%
Return After Taxes on Distributions	9.26%	-1.92%
Return After Taxes on Distributions and Sale of Fund Shares	6.02%	-1.63%
Russell 2500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	1.64%
Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)	15.94%	0.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

Investment Adviser:  Luther King Capital Management Corporation.

Portfolio Managers:

Name	Title	Experience with the Fund
Steven R. Purvis, CFA	Principal, Vice President and Portfolio Manager	Since Inception in 2011
J. Luther King, Jr., CFA, CIC	Principal, President and Portfolio Manager	Since Inception in 2011
Jonathan B. Deweese, CFA	Vice President and Analyst	Since Inception in 2011
Benjamin M. Cowan, CFA	Analyst	Since Inception in 2011

Purchase and Sale of Fund Shares:  Investors may purchase, exchange or redeem Fund shares by mail (LKCM Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at 1-800-688-LKCM.  Redemptions by telephone are only permitted upon previously receiving appropriate authorization.  Transactions will only occur on days the New York Stock Exchange is open.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment in the Fund and exchanges into the Fund from another fund in the LKCM Funds is $2,000.  Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $1,000.

Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case the withdrawal of your investment from a tax-deferred account may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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LKCM Equity Fund
(Institutional Class)

Investment Objective:  The Fund seeks to maximize long-term capital appreciation.

Fees and Expenses of the Fund: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.26%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	0.97%
Fee Cap and/or Expense Reimbursement(2)	-0.16%
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement(1)(2)	0.81%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other investment companies, including money market funds (“Acquired Fund(s)”).  The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement for the Fund differ from the Ratio of Expenses to Average Net Assets before and after expense waiver and/or reimbursement found within the “Financial Highlights” section of the prospectus because the audited information in the “Financial Highlights” reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

(2)
Luther King Capital Management Corporation, the Fund’s investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2014 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 0.80%.  This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investment in Acquired Funds and extraordinary expenses.  The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees .

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

1 Year	3 Years	5 Years	10 Years
$83	$293	$521	$1,175

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies:  The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  The Fund primarily invests in companies that the Adviser believes are likely to have above-average growth in revenue and/or earnings, above-average returns on shareholders’ equity, under-leveraged balance sheets, and/or potential for above-average capital appreciation.  The Fund may invest in equity securities of small, mid and large capitalization companies.  It seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.  These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts (“ADRs”), rights and warrants.

Principal Risks:  The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

●
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Such factors likely would lead to a decline in the value of your investment in the Fund.

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●	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.
●
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, ADRs, rights and warrants.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.  Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards.  Investing in such securities may expose the Fund to additional risk.  Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.  Preferred stocks and convertible securities are sensitive to movements in interest rates.  In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.  Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

●
Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

●
Small and Mid Cap Risk – The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies.  As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.

Performance:  The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best and Worst Quarterly Returns
15.36%	2nd quarter, 2009
-20.72%	4th quarter, 2008

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Average Annual Total Returns for Periods Ended December 31, 2012
	1 Year	5 Years	10 Years
Return Before Taxes	15.69%	4.04%	7.83%
Return After Taxes on Distributions	15.57%	3.85%	7.53%
Return After Taxes on Distributions and Sale of Fund Shares	10.36%	3.44%	6.87%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
Lipper Large-Cap Core Funds Index (reflects no deduction for taxes)	15.32%	0.97%	6.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

Investment Adviser:  Luther King Capital Management Corporation.

Portfolio Managers:

Name	Title	Experience with the Fund
J. Luther King, Jr., CFA, CIC	Principal, President and Portfolio Manager	Since Inception in 1996
Scot C. Hollmann, CFA, CIC	Principal, Vice President and Portfolio Manager	Since 2010
Steven R. Purvis, CFA	Principal, Vice President and Portfolio Manager	Since 2010
Mason D. King, CFA	Principal, Vice President and Analyst	Since 2010

Purchase and Sale of Fund Shares:  Investors may purchase, exchange or redeem Fund shares by mail (LKCM Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at 1-800-688-LKCM.  Redemptions by telephone are only permitted upon previously receiving appropriate authorization.  Transactions will only occur on days the New York Stock Exchange is open.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment in the Fund and exchanges into the Fund from another fund in the LKCM Funds is $2,000.  Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $1,000.

Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case the withdrawal of your investment from a tax-deferred account may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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LKCM Balanced Fund

Investment Objective: The Fund seeks current income and long-term capital appreciation.

Fees and Expenses of the Fund: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	1.10%
Fee Cap and/or Expense Reimbursement(1)	-0.30%
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement(1)	0.80%
(1)
Luther King Capital Management Corporation, the Fund’s investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2014 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 0.80%.  This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investment in other investment companies, including money market funds, and extraordinary expenses.  The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

1 Year	3 Years	5 Years	10 Years
$82	$320	$577	$1,313

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies:  The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equity and fixed income securities and cash equivalent securities.  The Fund may invest in securities of small, mid and large capitalization companies.  The Fund seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.  These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts (“ADRs”), rights and warrants.

The Fund’s investments in fixed income securities consist primarily of investment grade corporate and U.S. Government and agency fixed income securities with short- to intermediate-term maturities from one to ten years.  Under normal circumstances, 25% or more of the Fund’s total assets consist of fixed income securities.  Investment grade debt securities are considered to be those rated within the four highest ratings by nationally recognized statistical rating organizations.

The Fund does not presently intend to invest more than 20% of its total assets in equity securities that do not pay dividends.  A majority of the equity securities in which the Fund invests typically are listed on a national securities exchange or traded on the Nasdaq Stock Market, Inc. or in the U.S. over-the-counter markets.  The Fund also may invest in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, corporate bonds and debentures, high-grade commercial paper, preferred stocks, certificates of deposit or other securities of U.S. issuers when the Adviser perceives attractive opportunities from such securities, or so that the Fund may receive a competitive return on its uninvested cash.

Principal Risks:  The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

●
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Such factors likely would lead to a decline in the value of your investment in the Fund.

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●	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.
●
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.  Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards.  Investing in such securities may expose the Fund to additional risk.  Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.  Preferred stocks and convertible securities are sensitive to movements in interest rates.  In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.

●
Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

●
Small and Mid Cap Risk – The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies.  As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.

●
Interest Rate Risk – Market values of fixed income securities are inversely related to actual changes in interest rates, and the Fund’s fixed income securities holdings and net asset value may decline if interest rates rise.

●
Credit Risk – If the Fund holds fixed income securities of a company that experiences financial problems, the securities will likely decline in value or the company may fail to make timely payments of interest or principal on the securities.

●
Bond Market Risk – A bond’s market value is affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises.  Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield.  Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield.  A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition.

Performance:  The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that tracks the performance of fixed-income debt securities and a second additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best and Worst Quarterly Returns
11.66%	3rd quarter, 2009
-10.13%	4th quarter, 2008

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Average Annual Total Returns for Periods Ended December 31, 2012
	1 Year	5 Years	10 Years
Return Before Taxes	12.20%	4.73%	7.21%
Return After Taxes on Distributions	12.00%	4.41%	6.77%
Return After Taxes on Distributions and Sale of Fund Shares	8.19%	3.96%	6.18%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	3.89%	5.18%	4.62%
Lipper Mixed-Asset Target Allocation Growth Funds Index (reflects no deduction for taxes)	13.67%	2.65%	6.96%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

Investment Adviser:  Luther King Capital Management Corporation.

Portfolio Managers:

Name	Title	Experience with the Fund
Scot C. Hollmann, CFA, CIC	Principal, Vice President and Portfolio Manager	Since Inception in 1997
J. Luther King, Jr., CFA, CIC	Principal, President and Portfolio Manager	Since Inception in 1997
Mark L. Johnson, CFA, CIC	Principal, Vice President and Portfolio Manager	Since 2010

Purchase and Sale of Fund Shares:  Investors may purchase, exchange or redeem Fund shares by mail (LKCM Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at 1-800-688-LKCM.  Redemptions by telephone are only permitted upon previously receiving appropriate authorization.  Transactions will only occur on days the New York Stock Exchange is open.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment in the Fund and exchanges into the Fund from another fund in the LKCM Funds is $2,000.  Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $1,000.

Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case the withdrawal of your investment from a tax-deferred account may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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LKCM Fixed Income Fund

Investment Objective:  The Fund seeks current income.

Fees and Expenses of the Fund: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.71%
Fee Cap and/or Expense Reimbursement(1)	-0.06%
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement(1)	0.65%
(1)
Luther King Capital Management Corporation, the Fund’s investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2014 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 0.65%.  This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investment in other investment companies, including money market funds, and extraordinary expenses.  The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

1 Year	3 Years	5 Years	10 Years
$66	$221	$389	$877

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies:  The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of investment grade corporate and U.S. Government fixed income securities.  The Fund typically invests in securities with short- to intermediate-term maturities (those with maturities from one to ten years) issued by corporations and other entities, the U.S. Government, and agencies or instrumentalities of the U.S. Government, and cash equivalent securities.  Investment grade debt securities are considered to be those rated within the four highest ratings assigned by nationally recognized statistical rating organizations.

The Fund seeks to maintain an average effective maturity between three and 10 years under normal market and economic conditions.  The effective maturity of securities with sinking fund or other early redemption features will be estimated by the Adviser, based upon prevailing interest rate trends and the issuer’s financial position.  The average effective maturity may be less than three years if the Adviser believes a temporary, defensive posture is appropriate.

The Fund may invest in all types of domestic or U.S. dollar-denominated foreign fixed income securities in any proportion, including bonds, notes, convertible bonds, mortgage pass-through securities, government and government agency securities, floating rate bonds, preferred stock and short-term obligations such as commercial paper and notes, bank deposits and other financial obligations. In determining whether or not to invest in a particular debt security, the Adviser considers factors such as the price, coupon, yield to maturity, the credit quality of the issuer, the issuer’s cash flow and related coverage ratios, the property, if any, securing the obligation and the terms of the security, including subordination, default, sinking fund and early redemption provisions.  The Fund generally intends to purchase securities that are rated investment grade at the time of purchase. If securities held by the Fund are downgraded below investment grade, the Adviser will consider whether to continue to hold the securities.

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Principal Risks:  The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

●
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Such factors likely would lead to a decline in the value of your investment in the Fund.

●	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.
●
Interest Rate Risk – Market values of fixed income securities are inversely related to actual changes in interest rates, and the Fund’s fixed income securities holdings and net asset value may decline if interest rates rise.

●
Credit Risk – If the Fund holds fixed income securities of a company that experiences financial problems, the securities will likely decline in value or the company may fail to make timely payments of interest or principal on the securities.

●
Bond Market Risk – A bond’s market value is affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises.  Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield.  Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield.  A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition.

●
Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

Performance:  The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with an index that tracks the performance of fixed income securities and an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best and Worst Quarterly Returns
4.03%	3rd quarter, 2009
-2.18%	2nd quarter, 2004

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Average Annual Total Returns for Periods Ended December 31, 2012
	1 Year	5 Years	10 Years
Return Before Taxes	5.44%	5.81%	4.67%
Return After Taxes on Distributions	4.27%	4.43%	3.26%
Return After Taxes on Distributions and Sale of Fund Shares	3.66%	4.20%	3.17%
Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	3.89%	5.18%	4.62%
Lipper Short Intermediate Investment-Grade Debt Funds Index (reflects no deduction for taxes)	5.01%	4.72%	4.08%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

Investment Adviser:  Luther King Capital Management Corporation.

Portfolio Managers:

Name	Title	Experience with the Fund
Joan M. Maynard	Vice President and Portfolio Manager	Since Inception in 1997
Scot C. Hollmann, CFA, CIC	Principal, Vice President and Portfolio Manager	Since 2010
Mark L. Johnson, CFA, CIC	Principal, Vice President and Portfolio Manager	Since 2010

Purchase and Sale of Fund Shares:  Investors may purchase, exchange or redeem Fund shares by mail (LKCM Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at 1-800-688-LKCM.  Redemptions by telephone are only permitted upon previously receiving appropriate authorization.  Transactions will only occur on days the New York Stock Exchange is open.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment in the Fund and exchanges into the Fund from another fund in the LKCM Funds is $2,000.  Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $1,000.

Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income or long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case the withdrawal of your investment from a tax-deferred account may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION REGARDING THE INVESTMENT OBJECTIVES AND
PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

Small Cap Equity Fund	The Fund seeks to maximize long-term capital appreciation.

The Fund seeks to achieve its investment objective by primarily choosing investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.  The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies.  Smaller companies are those with market capitalizations at the time of investment between $400 million and $3 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.  The equity securities in which the Fund may invest include common stocks, preferred stocks, securities convertible into common stock, ADRs, rights and warrants.

The Adviser’s primary strategy in managing the Fund is to identify high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.

Small-Mid Cap Equity Fund	The Fund seeks to maximize long-term capital appreciation.

The Fund seeks to achieve its investment objective by primarily choosing investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.  The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-mid capitalization companies.  Small-mid capitalization companies are those with market capitalizations at the time of investment between $1 billion and $8 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.  The equity securities in which the Fund may invest include common stocks, preferred stocks, securities convertible into common stock, ADRs, rights and warrants.

The Adviser’s primary strategy in managing the Fund is to identify high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.

Equity Fund	The Fund seeks to maximize long-term capital appreciation.

The Fund seeks to achieve its investment objective by primarily choosing investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings, above-average returns on shareholders’ equity, under-leveraged balance sheets, and/or potential for above-average capital appreciation.  The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  These equity securities may include common stocks, preferred stocks, securities convertible into common stocks, ADRs, rights and warrants.  The Fund may invest in equity securities of small, mid and large capitalization companies.

The Adviser’s primary strategy in managing the Fund is to identify high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.

Balanced Fund	The Fund seeks current income and long-term capital appreciation.

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equity and fixed income securities.  The Fund’s investments in equity securities will consist primarily of common stocks, preferred stocks, securities convertible into common stocks, ADRs, rights and warrants.  The Fund’s investments in fixed income securities will consist primarily of investment grade corporate and U.S. Government and agency fixed income securities with short to intermediate maturities from one to ten years.

The Adviser’s primary strategy in managing the Fund is to identify high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation. The Fund may invest in securities of small, mid and large capitalization companies.  If securities held by the Fund are downgraded below investment grade, the Adviser will consider whether or not to continue to hold such securities.

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Fixed Income Fund	The Fund seeks current income.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of investment grade corporate and U.S. Government fixed income securities. The Fund typically invests in securities with short- to intermediate-term maturities (those with maturities from one to ten years) issued by corporations and other entities, the U.S. Government, and agencies or instrumentalities of the U.S. Government, and cash equivalent securities.  The Fund may invest in all types of domestic or U.S. dollar-denominated foreign fixed income securities in any proportion, including bonds, notes, convertible bonds, mortgage pass-through securities, government and government agency securities, floating rate bonds, preferred stock and short-term obligations such as commercial paper and notes, bank deposits and other financial obligations.

The Adviser’s primary strategy in managing the Fund is to select debt securities based on factors such as price coupon, yield to maturity, the credit quality of the issuer, the issuer’s cash flow and related coverage ratios, the property, if any, securing the obligation and the terms of the security, including subordination, default, sinking fund and early redemption provisions.  If securities held by the Fund are downgraded below investment grade, the Adviser will consider whether or not to continue to hold such securities.

Each Fund has adopted a non-fundamental policy to notify its shareholders at least 60 days before it changes its 80% investment policy as described above.  Each Fund’s investment objective is non-fundamental, which means that it may be changed by action of the Board of Trustees of the Funds without shareholder approval.

DISCUSSION OF INVESTMENT APPROACH

Small Cap Equity, Small-Mid Cap Equity, Equity, and Balanced Funds
Luther King Capital Management Corporation (the “Adviser”) follows an equity investment approach grounded in the fundamental analysis of individual companies and comprised of two distinct but complementary components.  First, the Adviser seeks to identify high quality companies based on various financial and fundamental criteria.  Companies meeting these criteria will typically exhibit a number of the following characteristics:

●     High profitability levels;
●     Strong balance sheet quality;
●     Competitive advantages;
●     Strong market share positions;
●     Attractive reinvestment opportunities;
●     Ability to generate excess cash flow after capital expenditures;
●     Management with a meaningful ownership stake in the company; and/or
●     Attractive relative valuation based upon various quantitative criteria.

The Adviser may also invest in companies whose assets the Adviser has determined are undervalued in the marketplace.  These include companies with tangible assets as well as companies that own valuable intangible assets.  As with the primary approach described above, both qualitative as well as quantitative factors are important criteria in the investment analysis.

Balanced and Fixed Income Funds
The Adviser’s fixed income investment approach concentrates primarily on investment-grade corporate and U.S. Government fixed income securities with short to intermediate effective maturities.  The Adviser’s fixed income philosophy combines noncallable bonds for their offensive characteristics with callable bonds for their defensive characteristics in an attempt to enhance returns while controlling the level of risk.  The security selection process for noncallable corporate bonds is heavily credit-driven and focuses on the issuer’s earning and cash flow trends, its competitive positioning and the dynamics of its industry.

A second component of the Adviser’s fixed income philosophy is the identification of undervalued securities with a combination of high coupons and various early redemption features.  These defensive issues can offer higher levels of current income with relatively limited price volatility due to the possibility that they will be retired by the issuer much sooner than the final maturity.  Callable bonds are used as alternatives to traditional short-term noncallable issues.  Maturity decisions are primarily a function of the Adviser’s macroeconomic analysis and are implemented utilizing short to intermediate maturity, noncallable securities.  Finally, the credit analysis performed by the Adviser on individual companies, as well as industries, is enhanced by the Adviser’s experience in the equity markets.  The analytical effort typically concentrates on market leading, profitable, well-financed debt issuers.

To respond to adverse market, economic, political or other conditions, each Fund may invest in time deposits, commercial paper, certificates of deposits, short term corporate and government obligations, repurchase agreements and bankers’ acceptances.  To the extent that a Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective.

ADDITIONAL INFORMATION REGARDING THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS

An investment in any of the Funds entails risks.  You should be aware that you may lose money by investing in the Funds, and the Funds’ performance could trail that of other investment alternatives. The table below provides additional principal risks of investing in the Funds.  Following the table, each risk is explained.

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	Small Cap Equity Fund	Small-Mid Cap Equity Fund	Equity Fund	Balanced Fund	Fixed Income Fund
General Market Risk	X	X	X	X	X
Inflation Risk	X	X	X	X	X
Stock Market Risk	X	X	X	X
Security Selection Risk	X	X	X	X	X
Small Cap Risk	X
Small and Mid Cap Risk		X	X	X
Interest Rate Risk				X	X
Credit Risk				X	X
Bond Market Risk				X	X

General Market Risk:
Factors that affect the stock and bond markets include domestic and foreign economic growth or decline, interest rate levels and political events.  These factors may negatively affect the markets and, thus, an investment in any of the Funds may decline.  Decreases in the value of stocks are generally greater than for bonds or other debt investments.  In addition, U.S. and international markets may experience dramatic volatility, which may lead to substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  As a result, many of the Funds’ other risks may be increased.  Continuing market problems may have adverse effects on the Funds.

Inflation Risk:
Stocks and bonds may fall in value due to higher actual or anticipated inflation.  Further, a rapid increase in prices for goods and services may have an adverse effect on corporate profits and consumer spending, which also may result in lower stock and bond values.

Stock Market Risk:
Funds that invest in equity securities are subject to stock market risks and significant fluctuations in price.  A Fund’s investments in equity securities may include equity securities such as common stocks, preferred stocks, securities convertible into U.S. common stocks, ADRs, rights and warrants.  Investing in such securities may expose the Funds to additional risks.

●   Common Stock.  Common stock generally is subordinate to the issuing company’s debt securities and preferred stock upon the dissolution or bankruptcy of the issuing company.

●   Preferred Stocks.  If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline.  Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of protection of capital or continuation of income as debt securities.  The rights of preferred stock on distribution of a corporation’s assets in the event of its liquidation are generally subordinated to the rights associated with a corporation’s debt securities.  Preferred stock may also be subject to credit risk.

●   Convertible Securities.  The value of a convertible security (“convertible”) is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock.  The investment value of a convertible is based on its yield and tends to decline as interest rates increase.  The conversion value of a convertible is the market value that would be received if the convertible were converted to its underlying common stock.  The conversion value will decrease as the price of the underlying common stock decreases.  When conversion value is substantially below investment value, the convertible’s price tends to be influenced more by its yield, so changes in the price of the underlying common stock may not have as much of an impact.  Conversely, the convertible’s price tends to be influenced more by the price of the underlying common stock when conversion value is comparable to or exceeds investment value.  The value of a synthetic convertible security will respond differently to market fluctuations than a convertible security, because a synthetic convertible is composed of two or more separate securities, each with its own market value.  Convertible securities may be subject to general market risk, credit risk and interest rate risk.

●   American Depositary Receipts.  Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of an issuer of the underlying ADR.  Such events could negatively affect the value of the Fund’s shares.

●   Rights and Warrants.  Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer.  In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

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Security Selection Risk:	Securities selected by the Adviser may decline in value or not increase in value when the securities markets in general are rising.

Small-Cap Risk:
Small capitalization companies may not have the size, resources or other assets of mid or large capitalization companies.  These small capitalization companies may be subject to greater market risks and fluctuations in value than mid or large capitalization companies and may not correspond to changes in the stock market in general.

Small and Mid Cap Risk:
Small and mid capitalization companies may not have the size, resources and other assets of large capitalization companies.  These small and mid capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Interest Rate Risk:
The market values of fixed income securities are inversely related to actual changes in interest rates.  When interest rates rise, the market value of a Fund’s fixed income securities will decrease.  If this occurs, a Fund’s net asset value may also decrease.  Moreover, the longer the remaining maturity of a fixed income security, the greater the effect of interest rate changes on the market value of the security.

Credit Risk:
If issuers of fixed income securities in which a Fund invests experience unanticipated financial problems, the securities are likely to decline in value.  In addition, the Funds are subject to the risk that the issuer of a fixed income security will fail to make timely payments of interest or principal.

Bond Market Risk
A bond’s market value is affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises.  Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield.  Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield.  A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition.

PORTFOLIO HOLDINGS INFORMATION

The Funds make available its top ten and complete portfolio holdings on its website (www.lkcmfunds.com) on a quarterly basis.  The top ten and complete portfolio holdings information is available no earlier than 10 and 30 days after the end of the calendar quarter, respectively, and will remain available through at least the end of the current quarter.  A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information.  The Statement of Additional Information is available by contacting the Funds at 1-800-688-LKCM or at www.lkcmfunds.com.

MANAGEMENT

INVESTMENT ADVISER

Luther King Capital Management Corporation (the “Adviser”), 301 Commerce Street, Suite 1600, Fort Worth, Texas 76102, serves as the investment adviser to the Funds.  The Adviser was founded in 1979 and provides investment management services to investment companies, employee benefit plans, endowment funds, foundations, trusts, high net-worth individuals, and private investment funds.  As of December 31, 2012, the Adviser had approximately $11.3 billion in assets under management.

Under an Investment Advisory Agreement with the Funds, each Fund pays the Adviser an advisory fee calculated by multiplying a quarterly rate (equal on an annual basis to the percentages shown below under “Contractual Fee”) by the Fund’s average daily net assets during the quarter.  The Adviser has contractually agreed to cap its advisory fees and/or reimburse expenses through April 30, 2014 to the extent necessary to keep the total operating expenses for the Funds from exceeding the respective caps also shown as a percentage of average daily net assets.  This expense limitation excludes interest, taxes, brokerage commissions, fees and expenses related to investment in other investment companies, including money market funds, and extraordinary expenses.

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The advisory fees and expense caps for the Funds for the fiscal year ended December 31, 2012, were as follows:

	Contractual Advisory Fee	Advisory Fee Actually Charged	Expense Cap
Small Cap Equity Fund	0.75%	0.75%	1.00%
Small-Mid Cap Equity Fund	0.75%	0.57%	1.00%
Equity Fund	0.70%	0.54%	0.80%
Balanced Fund	0.65%	0.35%	0.80%
Fixed Income Fund	0.50%	0.44%	0.65%

Any fee cap or reimbursements will have the effect of lowering the overall expense ratio for the applicable Fund and increasing its overall return to investors at the time any such amounts were capped and/or reimbursed.

A discussion regarding the basis on which the Board of Trustees approved the investment advisory agreement for each Fund is available in the most recent semi-annual report to shareholders for the period ending June 30.

PORTFOLIO MANAGERS

J. Luther King, Jr., CFA, CIC, is the lead portfolio manager of the LKCM Equity Fund and oversees the investment team responsible for the LKCM Equity Fund.  Mr. King is also a member of the investment teams responsible for the LKCM Small Cap Equity Fund and LKCM Small-Mid Cap Equity Fund.  Mr. King has been President, Principal and Portfolio Manager of the Adviser since 1979, and has been a Trustee of the Funds since 1994.  Mr. King graduated with a Bachelor of Science and a Masters of Business Administration from Texas Christian University.

Steven R. Purvis, CFA, is the lead portfolio manager of the LKCM Small Cap Equity Fund and LKCM Small-Mid Cap Equity Fund and oversees the investment team responsible for both Funds.  Mr. Purvis is also a member of the investment team responsible for the LKCM Equity Fund.  Mr. Purvis has been a Vice President and Portfolio Manager of the Adviser since 1996 and Principal since 2004, and he has been a Trustee of the Funds since 2013.  Mr. Purvis graduated with a Bachelor of Science in Business Administration from the University of Missouri and a Masters of Business Administration from the University of Missouri – Kansas City.

Scot C. Hollmann, CFA, CIC, is the lead portfolio manager of the LKCM Balanced Fund and oversees the investment team responsible for the LKCM Balanced Fund.  Mr. Hollmann is also a member of the investment teams responsible for the LKCM Equity Fund and LKCM Fixed Income Fund.  Mr. Hollmann has been a Vice President and Portfolio Manager of the Adviser since 1983 and Principal since 1986.  Mr. Hollmann graduated with a Bachelor of Business Administration and a Masters of Business Administration from Texas Christian University.

Joan M. Maynard is the lead portfolio manager of the LKCM Fixed Income Fund and oversees the investment team responsible for the LKCM Fixed Income Fund.  Ms. Maynard has been a Vice President and Portfolio Manager of the Adviser since 1991 and employed by the Adviser since 1986.  Ms. Maynard graduated with a Bachelor of Business Administration from the University of Texas at San Antonio and a Masters of Business Administration from Texas Christian University.

Mark L. Johnson, CFA, CIC, is a member of the investment teams responsible for the LKCM Balanced Fund and LKCM Fixed Income Fund.  Mr. Johnson has been a Vice President and Portfolio Manager of the Adviser since 2002 and Principal since 2013.  Mr. Johnson graduated with a Bachelor of Arts from Duke University.

Mason D. King, CFA, is a member of the investment team responsible for the LKCM Equity Fund.  Mr. King has been a Vice President and Analyst with the Adviser since 2004 and Principal since 2013.  Mr. King graduated with a Bachelor of Arts from Princeton University and a Masters of Business Administration from the University of Texas.

Jonathan B. Deweese, CFA, is a member of the investment team responsible for the LKCM Small Cap Equity Fund and LKCM Small-Mid Cap Equity Fund.  Mr. Deweese has been a Vice President and Analyst with the Adviser since 2003.  Mr. Deweese graduated with a Bachelor of Science from the University of Arkansas and a Masters of Business Administration from the University of Texas.

Benjamin M. Cowan, CFA, is a member of the investment team responsible for the LKCM Small Cap Equity Fund and LKCM Small-Mid Cap Equity Fund.  Mr. Cowan has been an Analyst with the Adviser since 2005.  Mr. Cowan graduated summa cum laude with a Bachelor of Business Administration in Finance and Accounting at Texas Christian University.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of shares of the Funds.

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DISTRIBUTION OF FUND SHARES

DISTRIBUTOR

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, a registered broker-dealer and member of the Financial Industry Regulatory Authority, distributes the Funds’ shares.

DISTRIBUTION PLAN

The Small Cap Equity Fund (Institutional Class), Small-Mid Cap Equity Fund (Institutional Class), Equity Fund (Institutional Class), Balanced Fund, and Fixed Income Fund have adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 (the “Distribution Plan”) that allows the Funds to pay distribution and service fees for the sale and distribution of their shares and for services provided to shareholders.  The Distribution Plan allows the Funds to finance with Fund assets activities that promote the sale and retention of the Funds’ shares such as printing prospectuses and reports and preparing and distributing advertising material and sales literature and providing services to shareholders.  The Distribution Plan authorizes each Fund to pay up to 0.75% of average daily net assets for distribution and other services.

Currently, the Board of Trustees has not authorized payments under the Distribution Plan and, as a result, the Funds currently neither accrue nor pay any fees under the plan.  If the Funds were using the plan, the fees paid under the plan would, over time, increase the cost of your investment and could cost you more than paying other types of sales charges.

PURCHASE OF SHARES

You may purchase shares of each Fund at the net asset value (“NAV”) per share next determined after receipt of the purchase order. Each Fund determines NAV as of the close of normal trading of the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern Time) each day that the NYSE is open for business.

INITIAL INVESTMENTS

The Funds are offered for purchase directly from LKCM Funds, through financial intermediaries who have entered into agreements with the Funds’ distributor, and from certain other distribution channels.  The policies that apply to the purchase of Fund shares directly through the Funds’ transfer agent are discussed below.  If you establish an account with a broker-dealer or other financial intermediary, information on how to purchase, sell and exchange Fund shares will be provided to you by your financial intermediary.  Your broker-dealer or other financial intermediary also may charge fees that are in addition to those described in this prospectus.  Please contact your financial intermediary for information regarding how to purchase and redeem shares and applicable fees.

Through Your Financial Adviser.  You may invest in shares of a Fund by contacting your financial adviser.  Your financial adviser can help you open a new account and help you review your financial needs and formulate long-term investment goals and objectives.  Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

The Funds have authorized certain broker-dealers and other financial intermediaries to receive on their behalf purchase and redemption orders of Fund shares.  These broker-dealers may also designate intermediaries to receive Fund orders on their behalf.  The Funds are deemed to have received purchase and redemption orders for Fund shares when an authorized broker-dealer or its designee or financial intermediary receives such orders.  All such orders are executed at the next NAV calculated after the order is received by an authorized broker-dealer or its designee or financial intermediary.  Your broker-dealer or other financial intermediary is responsible for transmitting orders to be received by the Funds in proper form and in a timely manner.

By Mail.  You may open an account by completing and signing an Account Registration Form, and mailing it, together with a check ($2,000 minimum initial investment) payable to LKCM Funds.  Your order will not be accepted until the completed Account Registration Form is received by the Transfer Agent.

By regular mail to:	By express, registered or certified mail to:
LKCM Funds – Fund name (Include Institutional Class for the Small Cap Equity Fund, Small-Mid Cap Equity Fund and Equity Fund) c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701
LKCM Funds  – Fund name
(Include Institutional Class for the Small Cap
Equity Fund, Small-Mid Cap Equity Fund and
Equity Fund)
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI  53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund.

Once a Fund receives and accepts your Account Registration Form in the mail, your payment for shares will be credited to your account at the NAV per share of a Fund next determined after receipt.  If you purchase shares using a check and soon after make a redemption request, LKCM will honor the redemption request at the next determined NAV, but will not send you the proceeds until your purchase check has cleared (usually within 15 days).  The Funds will not accept payment in cash or money orders.  Cashier’s checks in amounts of less than $10,000 will not be accepted.  To prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks, travelers checks or starter checks for the purchase of shares.  The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  Payment should be made by check in U.S. dollars drawn on a U.S. bank, savings and loan or credit union. If your bank does not honor your check, you could be liable for any loss sustained by the Funds, as well as a service charge imposed by the Transfer Agent in the amount of $25.

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In compliance with the USA PATRIOT Act of 2001, when you open an account directly with the Funds, please note that the Transfer Agent will verify certain information on your Account Registration Form as part of the Funds’ Anti-Money Laundering Program.  As requested on the Account Registration Form, you should supply your full name, date of birth, social security number and permanent street address.  Broker-dealers and other financial intermediaries also are required to comply with the USA PATRIOT ACT and, as a result, may request similar information when you open an account.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-800-688-LKCM if you need additional assistance when completing your Account Registration Form.

If the Funds do not have a reasonable basis for determining your identity, your account will be rejected or you will not be allowed to perform a transaction on the account until the necessary information to confirm your identity is received. The Funds may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

By Wire. You may purchase shares of a Fund by wiring federal funds ($2,000 minimum). If you are making your first investment in the Funds, before you wire funds, the Transfer Agent must have a completed Account Registration Form.  You can mail or overnight deliver your Account Registration Form to the Transfer Agent.  Upon receipt of your completed Account Registration Form, the Transfer Agent will establish an account for you.  The account number assigned will be required as part of the instruction that should be given to your bank to send the wire.  The wire must be received by 4:00 P.M. (Eastern Time) in order to receive the same day’s NAV.  Your bank must include both the name of the Fund you are purchasing, your name and account number so that monies can be correctly applied.  Your bank should transmit funds by wire to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
For credit to U.S. Bancorp Fund Services, LLC
Account #112-952-137
For further credit to LKCM Funds
[Name of Fund], [include Institutional Class if for the Small Cap Equity, Small-Mid Cap Equity or Equity Funds]
[Shareholder account number]

Federal fund purchases will be accepted only on a day on which the Funds and the custodian are open for business.  The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

SUBSEQUENT INVESTMENTS

By Mail or Wire.  You may make additional investments at any time (minimum subsequent investment $1,000) by mailing a check payable to LKCM Funds to the address noted in the section entitled “Initial Investments - By Mail.”  Additional investments may also be made by wire.  Before sending your wire, please contact the Transfer Agent at 1-800-688-LKCM to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.  Instruct your bank to wire monies as outlined above.

By Telephone.  To make additional investments by telephone, you must check the appropriate box on your Account Registration Form authorizing telephone purchases.  If you have given authorization for telephone transactions and your account has been open for at least 15 days, you may call the Funds toll free at 1-800-688-LKCM to move money, in the amount of $1,000 or more, from your bank account to your Fund account upon request.  Only bank accounts held at U.S. institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  For security reasons, requests by telephone will be recorded.  Shares of the Funds will be purchased in your account at the NAV next determined after your order is placed.  Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.

AUTOMATIC INVESTMENT PROGRAM

The Automatic Investment Program (the “Program”) permits investors that own shares of a Fund with a value of $2,000 or more to purchase shares (minimum of $100 per transaction) at regular intervals selected by the investor.  This Program provides a convenient method to have monies deducted from your checking or savings account, for investment into a Fund, on a monthly or quarterly basis.  Only bank accounts held at domestic institutions that are ACH members may be used for this option.  If you wish to change the amount of your investment or to terminate the plan, please contact the Transfer Agent five days prior to the effective date.  Additionally, the Transfer Agent will charge a $25 fee for any payment returned.  To establish the Program, an investor must complete the appropriate sections of the Account Registration Form.  For additional information on the Program, please call 1-800-688-LKCM.

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RETIREMENT PLANS

The Funds make available Individual Retirement Accounts (“IRAs”), including Simplified Employee Pension Plans, traditional IRAs, Roth IRAs and IRA “Rollover Accounts,” offered by U.S. Bancorp Fund Services, LLC.  Detailed information on these plans is available by calling the Funds at 1-800-688-LKCM (option 1).  The Transfer Agent charges an annual fee of $15 for maintaining such plans, which is in addition to other fees and expenses payable to the Funds or Transfer Agent as described herein.  Investors should consult with their own tax advisers before establishing a retirement plan.

OTHER PURCHASE INFORMATION

Each Fund reserves the right, in its sole discretion, to suspend the offering of its shares, to reject any purchase order, or to waive any minimum investment requirements.

Purchases of each Fund’s shares will be made in full and fractional shares of the Fund calculated to three decimal places.  In the interest of economy and convenience, certificates for shares will not be issued except at the written request of the shareholder.  Certificates for fractional shares will not be issued.

UNCLAIMED PROPERTY

Your Fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified by your state’s abandoned property laws.

HOUSEHOLDING

In an effort to decrease costs, the Funds may reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household.  If implemented, and if you would like to discontinue householding for your accounts, please call toll-free at 1-800-688-LKCM to request individual copies of these documents.  Once the Fund receives notice to stop householding, it will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

MARKET TIMING POLICY

“Market timing” typically refers to the practice of frequent trading in the shares of mutual funds in order to exploit inefficiencies in fund pricing.  Market timing transactions include trades in mutual fund shares that occur when the fund’s NAV does not fully reflect the value of the fund’s holdings – for example, when the fund has in its portfolio particular holdings, such as foreign or thinly traded securities, that are valued on a basis that does not include the most updated information possible.  Market timing can have a dilutive effect on the value of the investments of long-term fund shareholders and can increase the transaction costs of a fund, which will be borne by all fund shareholders.

The Funds are typically intended for long-term investing.  Market timing by Fund shareholders may adversely affect the Funds by interfering with portfolio management and increasing portfolio transaction and administrative costs.  The Board of Trustees of the Funds has adopted policies and procedures to detect and prevent market timing activities in the Funds.  To discourage market timing, each Fund charges a 1.00% redemption fee on shares exchanged or redeemed within 30 days of purchase, except on shares held in separately managed accounts of the Adviser or as otherwise determined by a Fund in its discretion.  In addition, a Fund will temporarily suspend or terminate future purchase and exchange orders by investors or groups of investors who the Funds believe have engaged in market timing practices and which may have an adverse impact on the Funds.  The Funds will also terminate, without notice, the exchange privilege of any investor who, in the opinion of the Funds, uses the exchange privilege excessively.

The Funds and/or the Adviser monitor for market timers and attempt to detect abusive trading practices.  The criteria and techniques may change from time to time as determined by the Funds or the Adviser.  The Transfer Agent will reject any purchase or exchange order, in whole or in part, including trading that the Funds or the Adviser believe may be excessive in frequency and/or amount or otherwise potentially disruptive to the affected Funds.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.

Furthermore, due to the complexity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the efforts of the Funds or the Adviser will identify all trades or trading practices that may be considered abusive.  In addition, the ability of the Funds or the Adviser to monitor trades that are placed by individual shareholders within omnibus and retirement accounts maintained by financial intermediaries may be limited.  However, the Funds and the Adviser attempt to monitor aggregate trades placed in omnibus accounts and seek to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the Funds have entered into agreements with certain financial intermediaries that generally require them to provide the Funds with information concerning those individual shareholders involved in any such aggregated trades.  For those financial intermediaries with whom the Funds have not entered into such agreements, the Funds treat such intermediaries as individual shareholders for purposes of its market timing and redemption fee policies.  However, there can be no assurance that the Funds or the Adviser will be able to detect and prevent abusive trading in accounts maintained by financial intermediaries through the foregoing measures or otherwise.

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EXCHANGING SHARES

Exchanges of all or a portion of your investment from a Fund to another LKCM Fund may be made as long as the exchange is for the same class of shares of the other LKCM Fund.  Any new account established through an exchange will be subject to the minimum investment requirements described above.  Exchanges will be executed on the basis of the relative NAV of the shares exchanged after your request for an exchange is received.  An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss.  In addition, exchanges of shares held for less than 30 days will be subject to a 1.00% redemption fee, except on shares held in separately managed accounts of the Adviser or as otherwise determined by a Fund in its discretion.  The Transfer Agent charges a $5 fee for each exchange via telephone.  Call the Funds to learn more about exchanges.

The Funds are intended as a long-term investment vehicle and not to provide a means of speculating on short-term market movements.  In addition, excessive trading can hurt the Funds’ performance and shareholders.  Therefore, each Fund may terminate, without notice, the exchange privilege of any investor who uses the exchange privilege excessively.  The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.

REDEMPTION OF SHARES

You may redeem shares of the Funds by contacting your financial advisor, by mail or, if authorized, by telephone or wire.  The Funds do not charge a fee for making redemptions, except that each Fund charges a 1.00% redemption fee on shares exchanged or redeemed within 30 days of purchase unless such shares are held in separately managed accounts of the Adviser or as otherwise determined by a Fund in its discretion.  If you purchased your shares through a broker-dealer or other financial intermediary, please contact your broker-dealer or financial intermediary for information regarding how to sell your shares.

By Mail.  You may redeem your shares by mailing a written request to:

By regular mail to:	By express, registered or certified mail to:
LKCM Funds – Fund name (Include Institutional Class for the Small Cap Equity Fund, Small-Mid Cap Equity Fund and Equity Fund) c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701
LKCM Funds – Fund name
(Include Institutional Class for the Small Cap
Equity Fund, Small-Mid Cap Equity Fund and
Equity Fund)
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI  53202

After your request is in “good order” the Fund will redeem your shares at the next NAV.  To be in “good order,” redemption requests must include the following documentation:

(a)	The share certificates, if issued;

(b)
A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

(c)	Any required signature guarantees; and

(d)	Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans, and other organizations.

Signature Guarantees.  To protect your account, the Funds and U.S. Bancorp Fund Services, LLC from fraud, signature guarantees are required to enable the Funds to verify the identity of the person that has authorized a redemption from an account.  Signature guarantees are required for (1) redemptions where the proceeds are payable or sent to any person, address or bank account not on record, (2) share transfer requests, and (3) any redemption request if a change of address request has been received by the Transfer Agent within the last 15 days.  In addition to the situations described above, the Funds and /or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.  The Funds reserve the right to waive any signature requirement at their discretion.

Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.  Please contact the Funds at 1-800-688-LKCM (option 1) for further details.

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By Telephone.  If you indicated on your Account Registration Form, or have subsequently arranged in writing to do so, you may redeem shares by calling the Funds.  You may have the redemption proceeds mailed by check to the primary registration address or wired directly to your bank. You may also have your proceeds sent via electronic funds transfer through the ACH network to your predetermined bank account.  Other redemption fees may be applicable.  See the section titled “Other Redemption Information” below.  The Transfer Agent imposes a $15.00 fee for each wire redemption.  There is no charge for an electronic funds transfer, however the funds may not be available for 2-3 days.  The redemption proceeds will be paid to the same bank and account as designated on the Account Registration Form or in written instructions subsequently received by the Funds. No telephone redemptions may be made within 15 days of any address change.

If you would like to arrange for redemption by wire or telephone or change the bank or account designated to receive redemption proceeds, you must send a written request to the Funds at the address listed in the section entitled “Redemption of Shares  By Mail.”  The investor must sign such requests.  Further documents and signature verifications may be required.

The Funds reserve the right to refuse a wire or telephone redemption. Procedures for redeeming shares by wire or telephone may be modified or terminated at any time.  The Funds and the Transfer Agent will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine.  Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. The telephone call may be recorded and the caller may be asked to verify or provide certain personal identification information.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  If the Funds or their agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes fraudulent or unauthorized requests. Once a telephone transaction has been placed, it cannot be canceled or modified.  Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.

30-Day Redemption Fee.  If you redeem or exchange shares held for less than 30 days after the date of purchase, you will be subject to a 1.00% redemption fee. This fee will be deducted from the proceeds of your redemption. For purposes of applying the fee, the first day of the holding period is trade date plus one.  The holding period will be determined on a “first-in, first-out” basis, meaning the Fund shares purchased first will be redeemed first. The redemption fee will not apply to shares of the Funds held in accounts separately managed by the Adviser or as otherwise determined by the Funds in their discretion.  Transactions in shares of the Funds by financial intermediaries with whom the Funds do not have information sharing agreements in place may be subject to the redemption fee.  The redemption fee will be retained by a Fund for the benefit of its shareholders. Redemption fees will not apply to shares acquired through the reinvestment of dividends, or to shares purchased through the Automatic Investment Program.

Other Redemption Information.  Payment of the redemption proceeds will normally be made within seven calendar days after receipt of a redemption request in “good order.”  Redemption proceeds for shares of the Funds purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen calendar days.  Shareholders can avoid this delay by utilizing the wire purchase option.

Due to the relatively high cost of maintaining small accounts, the Funds reserve the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $1,000. You will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of the account up to at least $1,000.

The Funds may suspend the right of redemption or postpone the date at times when the NYSE is closed (other than customary weekend and holiday closings) or under any emergency circumstances as determined by the SEC.

The Funds have reserved the right to redeem in kind (i.e., in securities) any redemption request during any 90-day period in excess of the lesser of:  (i) $250,000 or (ii) 1% of a Fund’s NAV being redeemed.  If your shares are redeemed in kind, then you will incur transaction costs when you subsequently sell the securities distributed to you.

TRANSFER OF REGISTRATION

The registration of Fund shares may be transferred by writing to LKCM Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin, 53202-0701.  As in the case of redemptions, the written request with signature(s) guaranteed must be received in “good order.”

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Funds and the Adviser may make payments to financial intermediaries in connection with the promotion and sale of shares of the Funds and as compensation for shareholder-related services, including administrative, sub-transfer agency type, recordkeeping and shareholder communications services.  The Funds and the Adviser may also pay such compensation to make shares of the Funds available to investors through fund platforms, supermarkets or similar programs or for services provided in connection with such platforms, supermarkets and programs.  These payments generally benefit the Funds by providing applicable financial intermediaries with an incentive to recommend sales of shares of the Funds over other potential investments.

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The Funds and the Adviser may compensate financial intermediaries differently depending upon the level and type of services provided by such financial intermediaries.  Payments may be calculated on the average daily net assets of the applicable Fund distributed and/or serviced by the financial intermediary, the number of accounts serviced by the financial intermediary that invest in the Funds.  These payments create incentives for financial intermediaries to sell and retain shares of the Funds in shareholder accounts.

The Funds and the Adviser may also make payments to financial intermediaries for processing certain transactions or account maintenance activities or for providing certain other support services.  Such payments may also cover costs incurred by financial intermediaries in connection with their efforts to sell shares of the Funds, including costs incurred in preparing, printing and distributing sales literature.

You should ask your financial intermediary for details about any such payments it receives from the Funds or the Adviser, or any other fees, expenses, or commissions your financial intermediary may charge you in addition to those disclosed in this prospectus.

VALUATION OF SHARES

Calculation of Net Asset Value.  The net asset value (“NAV”) per share is computed by dividing the total value of the investments and other assets of a Fund, less any liabilities, by the total outstanding shares of the Fund.  The NAV per share is determined as of the close of normal trading on the NYSE (generally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.  NAV is not determined on days the NYSE is closed.  The NYSE is closed on weekends and most national holidays.  The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after the order is received by the Fund.  A Fund’s NAV may not be calculated on days during which the Fund receives no orders to purchase shares and no shares are tendered for redemption.  In determining NAV, expenses are accrued and applied daily and investments for which market values are readily available are valued at market value.

Fair Value Procedures for the Funds.  The trading hours for most foreign securities end prior to the close of the NYSE, generally the time the Funds’ NAVs are calculated.  Securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price, unless events materially affecting the value of foreign securities occur.  The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  Some of the events that may necessitate fair valuing a security include i) the security’s trading has been halted or suspended; ii) the security has been de-listed from an exchange; iii) the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; iv) the security has not been traded for an extended period of time; v) the security’s primary pricing source is not able or willing to provide a price; and vi) trading of the security is subject to local government-imposed restrictions.

If such events occur, the Funds may value foreign securities at fair value, taking into account such events, when they calculate their NAVs.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time as of which NAV is calculated.  Because some foreign markets are open on days when the Funds do not price their shares, the value of a Fund’s holdings (and correspondingly, the Fund’s NAV) could change at a time when you are not able to buy or sell Fund shares.

The Board of Trustees has also established procedures that permit the Adviser to fair value securities under certain circumstances, including if the value of a security is materially affected by an event occurring after its close of trading, if reliable market quotations are not readily available or for which the Funds’ pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value.  The Funds may also fair value a security if the Funds or the Adviser believe that the market price is stale.  In addition, the Funds may use independent pricing services to assist in pricing portfolio securities.

There can be no assurance that the Funds could purchase or sell a portfolio security at the price used to calculate the Funds’ NAVs.  In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value.  Fair valuations generally remain unchanged until new information becomes available.  Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS

The Small Cap Equity, Small-Mid Cap Equity and Equity Funds intend to declare and pay income dividends at least on an annual basis.  The Balanced and Fixed Income Funds intend to declare and pay income dividends on a quarterly basis.  The Funds intend to distribute net capital gains and net gains from foreign currency transactions, if any, on an annual basis.  The Funds may make an additional distribution if necessary, to avoid income or excise taxes.  Dividends and other distributions, if any, will automatically be paid in additional shares of the Funds unless the shareholder elects otherwise.  Such election must be made in writing or by calling the Funds.  If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at the Funds’ then current NAV and to reinvest all subsequent distributions.

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TAXES

Dividends, whether paid in cash or reinvested in additional shares, from a Fund’s net investment income, the excess of its net short-term capital gain over net long-term capital loss and its net gains from certain foreign currency transactions, if any, will be taxable to its shareholders as ordinary income (unless a shareholder is exempt from income tax or entitled to a tax deferral), except that a Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends it receives on stock of most U.S. and certain foreign corporations with respect to which it satisfies certain holding period and other restrictions) generally will be subject to federal income tax for individual and certain other non-corporate shareholders who satisfy those restrictions with respect to the shares on which the Fund dividends were paid at the lower rates for long-term capital gains -- a maximum of 15% for a single shareholder with taxable income not exceeding $400,000 ($450,000 for married shareholders filing jointly) and 20% for those non-corporate shareholders with taxable income exceeding those respective amounts.  A portion of a Fund’s dividends—not exceeding the aggregate dividends it receives from domestic corporations only—also may be eligible for the dividends-received deduction allowed to corporations, subject to similar holding period and other restrictions.  However, dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.  There can be no assurance as to what portion, if any, of a Fund’s distributions will constitute qualified dividend income or be eligible for the dividends-received deduction.

Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss), whether paid in cash or reinvested in additional shares (or, if a Fund makes a certain election, any such excess that is retained by the Fund), will be taxable as long-term capital gain, at the 15% and 20% maximum rates mentioned above; capital gain distributions to corporate shareholders are subject to federal income tax at a maximum rate of 35%.  The classification of a capital gain distribution or retained capital gains (and, consequently, the applicable tax rate) is determined by the length of time that a Fund has held the securities that generated the gain and not the length of time you have held shares in the Fund.  Shareholders will be notified annually as to the federal tax status of dividends and other distributions paid by a Fund.

Any dividends and other distributions a Fund declares in the months of October, November or December to shareholders of record on a date in such a month will be deemed to have been paid by the Fund and received by those shareholders on December 31 if the distributions are paid before February 1 of the following year.  If you purchase shares of a Fund shortly before a distribution, you will be subject to income tax on the distribution, even though the value of your investment (plus cash received, if any) remains the same.

When a shareholder redeems shares of a Fund, the redemption may result in a taxable gain or loss, depending on whether the redemption proceeds are more or less than the shareholder’s adjusted basis in the shares.  Any capital gain an individual and certain other non-corporate shareholder recognizes on a redemption of Fund shares that have been held for more than one year will qualify for the 15% and 20% maximum rates mentioned above.  In addition, if shares of a Fund are bought within 30 days before or after selling other shares of the same Fund (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming at a loss other shares of that Fund (regardless of class), all or part of that loss will not be deductible and instead will increase the basis of [in] the newly purchased shares at a loss, all or a portion of the loss will be deferred and will increase the basis in the newly purchased shares.

Each Fund is required by federal law to withhold and remit to the U.S. Treasury 28% of reportable payments (which includes dividends, capital gain distributions and redemption proceeds, regardless of the extent to which gain or loss may be realized) otherwise payable to individuals and certain other non-corporate shareholders who fail to certify that the taxpayer identification number furnished to the Fund is correct or who furnish an incorrect number (together with the withholding described in the next sentence, “backup withholding”).  Withholding at that rate also is required from each Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who (1) is subject to backup withholding for failure to report the receipt of interest or dividend income properly or (2) fails to certify to the Fund that he or she is not subject to backup withholding or that it is a corporation or other exempt recipient.  Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded.

Beginning in 2013, an individual is required to pay a 3.8% federal tax on the lesser of (1) the individual’s “net investment income,” which generally includes dividends, interest, and net gains from the disposition of investment property (including dividends and capital gain distributions a Fund pays and net gains realized on the redemption or exchange of Fund shares), or (2) the excess of the individual’s “modified adjusted gross income” over a threshold amount ($250,000 for married persons filing jointly and $200,000 for single taxpayers).  This tax is in addition to any other taxes due on that income.  A similar tax applies to estates and trusts.  Shareholders should consult their own tax advisers regarding the effect, if any, this provision may have on their investment in Fund shares.

A Fund shareholder who wants to use the average basis method for determining basis in Fund shares he or she acquires after December 31, 2011 (“Covered Shares”), must elect to do so in writing, which may be electronic.  Each Fund, or its administrative agent, must report to the Internal Revenue Service and furnish to its shareholders the basis information for Covered Shares.  See “Taxation” in the SAI for a description of the rules regarding that election and each Fund’s reporting obligation.

Dividends and other distributions each Fund declares, as well as redemption proceeds, may also be subject to state and local taxes.

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The foregoing summarizes some of the important income tax considerations generally affecting each Fund and its shareholders.  Potential investors in the Funds should see the SAI for further information regarding the tax effects of investing in the Funds and consult their tax advisers with specific reference to their own tax situation.

INDEX DESCRIPTIONS

The Barclays U.S. Intermediate Government/Credit Bond Index is an unmanaged market value weighted index measuring both the principal price changes of, and income provided by, the underlying universe of securities that comprise the index.  Securities included in the index must meet the following criteria:  fixed as opposed to variable rate; remaining maturity of one to ten years; minimum outstanding par value of $250 million; rated investment grade or higher by Moody’s Investors Service or equivalent; must be dollar denominated and non-convertible; and must be publicly issued.  A direct investment in an index is not possible.

The Lipper Large-Cap Core Funds Index is an index of large cap core mutual funds tracked by Lipper, Inc.  A direct investment in an index is not possible.

The Lipper Mixed-Asset Target Allocation Growth Funds Index is an unmanaged index consisting of funds that, by portfolio practice, maintain a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash and cash equivalents.  A direct investment in an index is not possible.

The Lipper Short Intermediate Investment-Grade Debt Funds Index is an index of short intermediate investment grade mutual funds tracked by Lipper, Inc.  A direct investment in an index is not possible.

The Lipper Small-Cap Core Funds Index is an index of small cap core mutual funds tracked by Lipper, Inc.  A direct investment in an index is not possible.

The Russell 2000® Index is an unmanaged index comprised of the smallest 2,000 companies in the Russell 3000® Index, representing approximately 10% of the Russell 3000® Index total market capitalization.  The Russell 3000® Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.  A direct investment in an index is not possible.

The Russell 2500® Index is an unmanaged index which measures the performance of the 2,500 smallest companies in the Russell 3000® Index.  The Russell 3000® Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.  A direct investment in an index is not possible.

The S&P 500® Index is an unmanaged index which measures the performance of 500 stocks chosen for market size, liquidity, and industry group representation.  It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.  The S&P 500® Index is one of the most widely used benchmarks of U.S. equity performance.  A direct investment in an index is not possible.

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FINANCIAL HIGHLIGHTS

The financial highlights tables set forth below are intended to help you understand each Fund’s financial performance for the past five years or since a Fund’s inception date if that is less than five years.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).  This information has been derived from the Funds’ financial statements and financial highlights which have been audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements and financial highlights, is incorporated by reference in the SAI and included in the annual report for the year ended December 31, 2012, which is available free of charge upon request.

	LKCM SMALL CAP EQUITY FUND - Institutional Class
	Year Ended December 31,
	2012	2011	2010	2009	2008
Net Asset Value - Beginning of Period	$22.45	$21.49	$16.16	$12.24	$20.03
Net investment income (loss)(1)	0.13	(0.08)	(0.07)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	2.01	1.04	5.40	3.97	(7.75)
Total from investment operations	2.14	0.96	5.33	3.92	(7.78)
Dividends from net investment income	(0.13)	—	—	—	—
Distributions from net realized gains	(1.77)	—	—	—	(0.01)
Total dividends and distributions	(1.90)	—	—	—	(0.01)
Net Asset Value - End of Period	$22.69	$22.45	$21.49	$16.16	$12.24
Total Return	9.74%	4.47%	32.98%	32.03%	(38.87)%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$819,985	$785,280	$690,511	$529,166	$385,223
Ratio of expenses to average net assets	0.94%	0.95%	0.96%	1.00%	0.97%
Ratio of net investment income (loss) to average net assets	0.53%	(0.33)%	(0.38)%	(0.35)%	(0.17)%
Portfolio turnover rate(2)	49%	50%	57%	59%	61%

(1)	Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

LKCM SMALL-MID CAP EQUITY FUND - Institutional Class

	Year Ended December 31, 2012	May 2, 2011 (1) through December 31, 2011

Net Asset Value - Beginning of Period	$8.86	$10.00
Net investment loss(2)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	0.85	(1.12)
Total from investment operations	0.82	(1.14)

Net Asset Value - End of Period	$9.68	$8.86
Total Return	9.26%	(11.40	)%(3)

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$250,164	$23,755
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	1.18%	2.14	%(4)
After expense waiver and/or reimbursement	1.00%	1.00	%(4)
Ratio of net investment loss to average net assets:
Before expense waiver and/or reimbursement	(0.50)%	(1.55	)%(4)
After expense waiver and/or reimbursement	(0.32)%	(0.41	)%(4)
Portfolio turnover rate	56%	36%

(1)	Commencement of operations.
(2)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.

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	LKCM EQUITY FUND - Institutional Class
	Year Ended December 31,
	2012	2011	2010	2009	2008
Net Asset Value - Beginning of Period	$15.34	$15.18	$13.02	$10.33	$15.38
Net investment income	0.14 (1)	0.11 (1)	0.08	0.10	0.16
Net realized and unrealized gain (loss) on investments	2.27	0.39	2.24	2.69	(5.05)
Total from investment operations	2.41	0.50	2.32	2.79	(4.89)
Dividends from net investment income	(0.12)	(0.10)	(0.08)	(0.10)	(0.16)
Distributions from net realized gains	(0.01)	(0.24)	(0.08)	—	—
Total dividends and distributions	(0.13)	(0.34)	(0.16)	(0.10)	(0.16)
Net Asset Value - End of Period	$17.62	$15.34	$15.18	$13.02	$10.33
Total Return	15.69%	3.30%	17.77%	27.01%	(31.80)%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$161,129	$102,548	$72,370	$49,157	$36,677
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	0.96%	0.99%	1.04%	1.13%	1.06%
After expense waiver and/or reimbursement	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income to average net assets:
Before expense waiver and/or reimbursement	0.69%	0.54%	0.39%	0.62%	0.85%
After expense waiver and/or reimbursement	0.85%	0.73%	0.63%	0.95%	1.11%
Portfolio turnover rate	12%	20%	23%	26%	31%

(1)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

	LKCM BALANCED FUND
	Year Ended December 31,
	2012	2011	2010	2009	2008
Net Asset Value - Beginning of Period	$14.53	$14.25	$13.09	$10.85	$13.84
Net investment income	0.19	0.17	0.18	0.22	0.26
Net realized and unrealized gain (loss) on investments	1.58	0.28	1.16	2.24	(2.96)
Total from investment operations	1.77	0.45	1.34	2.46	(2.70)
Dividends from net investment income	(0.19)	(0.17)	(0.18)	(0.22)	(0.28)
Distributions from net realized gains	—	—	—	—	(0.01)
Total dividends and distributions	(0.19)	(0.17)	(0.18)	(0.22)	(0.29)
Net Asset Value - End of Period	$16.11	$14.53	$14.25	$13.09	$10.85
Total Return	12.20%	3.16%	10.31%	22.90%	(19.70)%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$21,800	$18,560	$16,486	$13,476	$10,156
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	1.10%	1.14%	1.25%	1.41%	1.38%
After expense waiver and/or reimbursement	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income to average net assets:
Before expense waiver and/or reimbursement	0.91%	0.83%	0.89%	1.28%	1.51%
After expense waiver and/or reimbursement	1.21%	1.17%	1.34%	1.89%	2.09%
Portfolio turnover rate	15%	34%	13%	22%	38%

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	LKCM FIXED INCOME FUND
	Year Ended December 31,
	2012	2011	2010	2009	2008
Net Asset Value - Beginning of Period	$11.04	$11.03	$10.85	$10.20	$10.33
Net investment income	0.34	0.37	0.40	0.43	0.43
Net realized and unrealized gain (loss) on investments	0.25	0.09	0.22	0.65	(0.13)
Total from investment operations	0.59	0.46	0.62	1.08	0.30
Dividends from net investment income	(0.34)	(0.37)	(0.40)	(0.43)	(0.43)
Distributions from net realized gains	(0.06)	(0.08)	(0.04)	—	—
Total dividends and distributions	(0.40)	(0.45)	(0.44)	(0.43)	(0.43)
Net Asset Value - End of Period	$11.23	$11.04	$11.03	$10.85	$10.20
Total Return	5.44%	4.22%	5.82%	10.77%	2.99%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$205,880	$178,116	$162,353	$149,218	$120,674
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	0.71%	0.72%	0.73%	0.76%	0.73%
After expense waiver and/or reimbursement	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets:
Before expense waiver and/or reimbursement	2.98%	3.31%	3.55%	4.00%	4.15%
After expense waiver and/or reimbursement	3.04%	3.38%	3.63%	4.11%	4.23%
Portfolio turnover rate	31%	24%	20%	30%	23%

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LKCM Funds

For more information
You may obtain the following and other information on the LKCM Funds free of charge:

Annual and Semi-Annual Reports to Shareholders
The annual and semi-annual reports provide the Funds’ most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during the last fiscal year.

Statement of Additional Information (SAI) dated May 1, 2013
The SAI is incorporated into this prospectus by reference (i.e., legally made a part of this Prospectus).  The SAI provides more details about the Funds’ policies and management.

To receive any of these documents or make inquiries to the Funds:

By Telephone:
1-800-688-LKCM

By Mail:
LKCM Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin  53201-0701

From the Funds’ Website:
You can access the Funds’ SAI, Annual Report and Semi-Annual Reports on the Funds’ website at: http://www.lkcmfunds.com

On the Internet:
Text only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet site at: http://www.sec.gov

From the SEC:
You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Funds, including the SAI.  They will charge you a fee for this duplicating service.  You can also visit the SEC Public Reference Room and copy documents while you are there.  For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C.  20549-1520

publicinfo@sec.gov
1-202-551-8090

Investment Company Act File # 811-8352

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PROSPECTUS

May 1, 2013

LKCM FUNDS

301 COMMERCE STREET, SUITE 1600
FORT WORTH, TEXAS 76102
1-800-688-LKCM

ADVISER CLASS

LKCM SMALL CAP EQUITY FUND
(LKSAX)

LKCM SMALL-MID CAP EQUITY FUND
(LKSDX )

LKCM EQUITY FUND
(LKEAX)

This Prospectus contains information you should consider before you invest in the LKCM Funds.  Please read it carefully and keep it for future reference.

Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of the securities offered by this Prospectus, nor has the SEC or any state securities commission passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

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i

SUMMARY SECTION

LKCM Small Cap Equity Fund
(Adviser Class)

Investment Objective:  The Fund seeks to maximize long-term capital appreciation.

Fees and Expenses of the Fund: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.19%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	1.20%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other investment companies, including money market funds (“Acquired Fund(s)”). The Total Annual Fund Operating Expenses for the Fund differs from the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of the prospectus because the audited information in the “Financial Highlights” reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

1 Year	3 Years	5 Years	10 Years
$122	$381	$660	$1,455

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies:  The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies.  The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.  Smaller companies are those with market capitalizations at the time of investment between $400 million and $3 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

The Fund seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.  These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.

Principal Risks:  The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

●
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Such factors likely would lead to a decline in the value of your investment in the Fund.

●	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

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1

●
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts (“ADRs”), rights and warrants.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.  Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards.  Investing in such securities may expose the Fund to additional risk.  Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.  Preferred stocks and convertible securities are sensitive to movements in interest rates.  In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.  Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

●
Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

●
Small-Cap Risk – The Fund invests in small capitalization companies that may not have the size, resources and other assets of mid or large capitalization companies.  As a result, the securities of small capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than mid or large capitalization companies or may not correspond to changes in the stock market in general.

Performance:  The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.  Because the Adviser Class shares of the Fund did not offer its shares before June 5, 2003, return data prior to that date reflects the performance of the Institutional Class shares of the Fund, which are offered in another prospectus. The performance for the Adviser Class shares would be similar to the performance for the Institutional Class because the shares of each class represent investments in the same portfolio securities.  However, the performance for the Adviser Class shares would be lower because the Adviser Class shares have higher expenses than the Institutional Class shares.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

Calendar Year Returns as of 12/31 – Adviser Class

*	2003 return is a composite of the Institutional Class return from January 1, 2003 through June 4, 2003 and the Adviser Class return from June 5, 2003 (commencement of sales) through December 31, 2003.

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best and Worst Quarterly Returns
18.90%	2nd quarter, 2009
-27.56%	4th quarter, 2008

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2

Average Annual Total Returns for Periods Ended December 31, 2012
	One Year	Five Years	Since Inception (6/5/2003)
Return Before Taxes	9.45%	3.97%	9.25%
Return After Taxes on Distributions	8.17%	3.72%	8.30%
Return After Taxes on Distributions and Sale of Fund Shares	7.81%	3.40%	8.02%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	8.10%
Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)	15.94%	3.96%	8.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

Investment Adviser:  Luther King Capital Management Corporation.

Portfolio Managers:

Name	Title	Experience with the Fund
Steven R. Purvis, CFA	Principal, Vice President and Portfolio Manager	Since Inception in 2003
J. Luther King, Jr., CFA, CIC	Principal, President and Portfolio Manager	Since Inception in 2003
Jonathan B. Deweese, CFA	Vice President and Analyst	Since 2010
Benjamin M. Cowan, CFA	Analyst	Since 2010

Purchase and Sale of Fund Shares:  Investors may purchase, exchange or redeem Fund shares by mail (LKCM Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at 1-800-688-LKCM.  Redemptions by telephone are only permitted upon previously receiving appropriate authorization.  Transactions will only occur on days the New York Stock Exchange is open.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment in the Fund and exchanges into the Fund from another fund in the LKCM Funds is $2,000.  Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $1,000.

Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case the withdrawal of your investment from a tax-deferred account may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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LKCM Small-Mid Cap Equity Fund
(Adviser Class)

Investment Objective:  The Fund seeks to maximize long-term capital appreciation.

Fees and Expenses of the Fund: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.43%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	1.44%
Fee Cap and/or Expense Reimbursement(2)	-0.18%
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement(1)(2)	1.26%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other investment companies, including money market funds (“Acquired Fund(s)”).  The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement for the Fund differ from the Ratio of Expenses to Average Net Assets before and after expense waiver and/or reimbursement found within the “Financial Highlights” section of the prospectus because the audited information in the “Financial Highlights” reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

(2)
Luther King Capital Management Corporation, the Fund’s investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2014 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 1.25%.  This expense limitation excludes interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses.  The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

1 Year	3 Years	5 Years	10 Years
$128	$438	$770	$1,709

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies:  The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-mid capitalization companies.  The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.  Small-mid capitalization companies are those with market capitalizations at the time of investment between $1 billion and $8 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

The Fund seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.  These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.

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4

Principal Risks:  The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

●
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Such factors likely would lead to a decline in the value of your investment in the Fund.

●	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.
●
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts (“ADRs”), rights and warrants.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.  Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards.  Investing in such securities may expose the Fund to additional risk.  Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.  Preferred stocks and convertible securities are sensitive to movements in interest rates.  In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.  Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

●
Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

●
Small and Mid Cap Risk – The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies.  As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.

Performance:  The bar chart and table that follow illustrate annual Fund returns for period ended December 31, 2012.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.  The Adviser Class shares of the Fund did not offer its shares prior to the date of this prospectus.  The return data reflects the performance of the Institutional Class shares of the Fund, which commenced operations on May 2, 2011 and are offered in another prospectus. The performance for the Adviser Class shares would be similar to the performance for the Institutional Class because the shares of each class represent investments in the same portfolio securities.  However, the performance for the Adviser Class shares would be lower than the Institutional Class shares because the Adviser Class shares have higher expenses than the Institutional Class shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

Calendar Year Return as of 12/31 – Institutional Class

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5

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best and Worst Quarterly Returns
11.17%	1 st quarter, 2012
-4.97%	2 nd quarter, 2012

Average Annual Total Returns for Periods Ended December 31, 2012
	One Year	Since Inception (May 2, 2011)
Return Before Taxes	9.26%	-1.92%
Return After Taxes on Distributions	9.26%	-1.92%
Return After Taxes on Distributions and Sale of Fund Shares	6.02%	-1.63%
Russell 2500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	1.64%
Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)	15.94%	0.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

Investment Adviser:  Luther King Capital Management Corporation.

Portfolio Managers:

Name	Title	Experience with the Fund
Steven R. Purvis, CFA	Principal, Vice President and Portfolio Manager	Since Inception in 2011
J. Luther King, Jr., CFA, CIC	Principal, President and Portfolio Manager	Since Inception in 2011
Jonathan B. Deweese, CFA	Vice President and Analyst	Since Inception in 2011
Benjamin M. Cowan, CFA	Analyst	Since Inception in 2011

Purchase and Sale of Fund Shares:  Investors may purchase, exchange or redeem Fund shares by mail (LKCM Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at 1-800-688-LKCM.  Redemptions by telephone are only permitted upon previously receiving appropriate authorization.  Transactions will only occur on days the New York Stock Exchange is open.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment in the Fund and exchanges into the Fund from another fund in the LKCM Funds is $2,000.  Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $1,000.

Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case the withdrawal of your investment from a tax-deferred account may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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LKCM Equity Fund
(Adviser Class)

Investment Objective:  The Fund seeks to maximize long-term capital appreciation.

Fees and Expenses of the Fund: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.26%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	1.22%
Fee Cap and/or Expense Reimbursement(2)	-0.16%
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement(1)(2)	1.06%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other investment companies, including money market funds (“Acquired Fund(s)”).  The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement for the Fund differ from the Ratio of Expenses to Average Net Assets before and after expense waiver and/or reimbursement found within the “Financial Highlights” section of the prospectus because the audited information in the “Financial Highlights” reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

(2)
Luther King Capital Management Corporation, the Fund’s investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2014 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 1.05%.  This expense limitation excludes interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses.  The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

1 Year	3 Years	5 Years	10 Years
$108	$371	$655	$1,463

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies:  The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  The Fund primarily invests in companies that the Adviser believes are likely to have above-average growth in revenue and/or earnings, above-average returns on shareholders’ equity, under-leveraged balance sheets, and/or potential for above-average capital appreciation.  The Fund may invest in equity securities of small, mid and large capitalization companies.  It seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.  These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts (“ADRs”), rights and warrants.

Principal Risks:  The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

●
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Such factors likely would lead to a decline in the value of your investment in the Fund.

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●	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.
●
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, ADRs, rights and warrants.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.  Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards.  Investing in such securities may expose the Fund to additional risk.  Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.  Preferred stocks and convertible securities are sensitive to movements in interest rates.  In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.  Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

●
Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

●
Small and Mid Cap Risk – The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies.  As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.

Performance:  The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.  The Adviser Class shares of the Fund did not offer its shares prior to the date of this prospectus.  The return data reflects the performance of the Institutional Class shares of the Fund, which commenced operations on January 3, 1996 and are offered in another prospectus. The performance for the Adviser Class shares would be similar to the performance for the Institutional Class because the shares of each class represent investments in the same portfolio securities.  However, the performance for the Adviser Class shares would be lower than the Institutional Class shares because the Adviser Class shares have higher expenses than the Institutional Class shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

Calendar Year Returns as of 12/31 – Institutional Class

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best and Worst Quarterly Returns
15.36%	2nd quarter, 2009
-20.72%	4th quarter, 2008

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8

Average Annual Total Returns for Periods Ended December 31, 2012
	1 Year	5 Years	10 Years
Return Before Taxes	15.69%	4.04%	7.83%
Return After Taxes on Distributions	15.57%	3.85%	7.53%
Return After Taxes on Distributions and Sale of Fund Shares	10.36%	3.44%	6.87%
S&P 500 Index® (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
Lipper Large-Cap Core Funds Index (reflects no deduction for taxes)	15.32%	0.97%	6.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

Investment Adviser:  Luther King Capital Management Corporation.

Portfolio Managers:

Name	Title	Experience with the Fund
J. Luther King, Jr., CFA, CIC	Principal, President and Portfolio Manager	Since Inception in 2003
Scot C. Hollmann, CFA, CIC	Principal, Vice President and Portfolio Manager	Since 2010
Steven R. Purvis, CFA	Principal, Vice President and Portfolio Manager	Since 2010
Mason D. King, CFA	Principal, Vice President and Analyst	Since 2010

Purchase and Sale of Fund Shares:  Investors may purchase, exchange or redeem Fund shares by mail (LKCM Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at 1-800-688-LKCM.  Redemptions by telephone are only permitted upon previously receiving appropriate authorization.  Transactions will only occur on days the New York Stock Exchange is open.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment in the Fund and exchanges into the Fund from another fund in the LKCM Funds is $2,000.  Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $1,000.

Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case the withdrawal of your investment from a tax-deferred account may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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9

ADDITIONAL INFORMATION REGARDING THE INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

Small Cap Equity Fund	The Fund seeks to maximize long-term capital appreciation.

The Fund seeks to achieve its investment objective by primarily choosing investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.  The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies.  Smaller companies are those with market capitalizations at the time of investment between $400 million and $3 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.  The equity securities in which the Fund may invest include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts (“ADRs”), rights and warrants.

The Adviser’s primary strategy in managing the Fund is to identify high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.

Small-Mid Cap Equity Fund	The Fund seeks to maximize long-term capital appreciation.

The Fund seeks to achieve its investment objective by primarily choosing investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.  The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-mid capitalization companies.  Small-mid capitalization companies are those with market capitalizations at the time of investment between $1 billion and $8 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.  The equity securities in which the Fund may invest include common stocks, preferred stocks, securities convertible into common stock, ADRs, rights and warrants.

The Adviser’s primary strategy in managing the Fund is to identify high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.

Equity Fund	The Fund seeks to maximize long-term capital appreciation.

The Fund seeks to achieve its investment objective by primarily choosing investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings, above-average returns on shareholders’ equity, under-leveraged balance sheets, and/or potential for above-average capital appreciation.  The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  These equity securities may include common stocks, preferred stocks, securities convertible into common stocks, ADRs, rights and warrants.  The Fund may invest in equity securities of small, mid and large capitalization companies.

The Adviser’s primary strategy in managing the Fund is to identify high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.

Each Fund has adopted a non-fundamental policy to notify its shareholders at least 60 days before it changes its 80% investment policy as described above.  Each Fund’s investment objective is non-fundamental, which means that it may be changed by action of the Board of Trustees of the Funds without shareholder approval.

DISCUSSION OF INVESTMENT APPROACH

Luther King Capital Management Corporation (the “Adviser”) follows an equity investment approach grounded in the fundamental analysis of individual companies and comprised of two distinct but complementary components.  First, the Adviser seeks to identify high quality companies based on various financial and fundamental criteria.  Companies meeting these criteria will typically exhibit a number of the following characteristics:

●	High profitability levels;
●	Strong balance sheet quality;
●	Competitive advantages;
●	Strong market share positions;

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●	Attractive reinvestment opportunities;
●	Ability to generate excess cash flow after capital expenditures;
●	Management with a meaningful ownership stake in the company; and/or
●	Attractive relative valuation based upon various quantitative criteria.

The Adviser may also invest in companies whose assets the Adviser has determined are undervalued in the marketplace.  These include companies with tangible assets as well as companies that own valuable intangible assets.  As with the primary approach described above, both qualitative as well as quantitative factors are important criteria in the investment analysis.

In order to respond to adverse market, economic, political or other conditions, the Funds may invest in time deposits, commercial paper, certificates of deposits, short term corporate and government obligations, repurchase agreements and bankers’ acceptances.  To the extent that a Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective.

ADDITIONAL INFORMATION REGARDING THE  PRINCIPAL RISKS OF INVESTING IN THE FUNDS

An investment in any of the Funds entails risks.  You should be aware that you may lose money by investing in the Funds, and the Funds’ performance could trail that of other investment alternatives. The principal risks of investing in the Small Cap Equity, Small-Mid Cap Equity and Equity Funds are discussed below.

General Market Risk:
Factors that affect the stock and bond markets include domestic and foreign economic growth or decline, interest rate levels and political events.  These factors may negatively affect the markets and, thus, an investment in any of the Funds may decline.  Decreases in the value of stocks are generally greater than for bonds or other debt investments.  In addition, U.S. and international markets may experience dramatic volatility, which may lead to substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  As a result, many of the Funds’ other risks may be increased.  Continuing market problems may have adverse effects on the Funds.

Inflation Risk:
Stocks and bonds may fall in value due to higher actual or anticipated inflation.  Further, a rapid increase in prices for goods and services may have an adverse effect on corporate profits and consumer spending, which also may result in lower stock and bond values.

Stock Market Risk:
Funds that invest in equity securities are subject to stock market risks and significant fluctuations in price.  A Fund’s investments in equity securities may include equity securities such as common stocks, preferred stocks, securities convertible into U.S. common stocks, ADRs, rights and warrants.  Investing in such securities may expose the Funds to additional risks.

●   Common Stock.  Common stock generally is subordinate to the issuing company’s debt securities and preferred stock upon the dissolution or bankruptcy of the issuing company.

●   Preferred Stocks.  If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline.  Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of protection of capital or continuation of income as debt securities.  The rights of preferred stock on distribution of a corporation’s assets in the event of its liquidation are generally subordinated to the rights associated with a corporation’s debt securities.  Preferred stock may also be subject to credit risk.

●   Convertible Securities.  The value of a convertible security (“convertible”) is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock.  The investment value of a convertible is based on its yield and tends to decline as interest rates increase.  The conversion value of a convertible is the market value that would be received if the convertible were converted to its underlying common stock.  The conversion value will decrease as the price of the underlying common stock decreases.  When conversion value is substantially below investment value, the convertible’s price tends to be influenced more by its yield, so changes in the price of the underlying common stock may not have as much of an impact.  Conversely, the convertible’s price tends to be influenced more by the price of the underlying common stock when conversion value is comparable to or exceeds investment value.  The value of a synthetic convertible security will respond differently to market fluctuations than a convertible security, because a synthetic convertible is composed of two or more separate securities, each with its own market value.  Convertible securities may be subject to general market risk, credit risk and interest rate risk.

●   American Depositary Receipts.  Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of an issuer of the underlying ADR.  Such events could negatively affect the value of the Fund’s shares.

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● Rights and Warrants. Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

Security Selection Risk:	Securities selected by the Adviser may decline in value or not increase in value when the securities markets in general are rising.

Small Cap Risk:
Small capitalization companies may not have the size, resources or other assets of mid or large capitalization companies.  These small capitalization companies may be subject to greater market risks and fluctuations in value than mid or large capitalization companies and may not correspond to changes in the stock market in general.

Small and Mid Cap Risk
Small and mid capitalization companies may not have the size, resources and other assets of large capitalization companies.  These small and mid capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

PORTFOLIO HOLDINGS INFORMATION

The Funds make available its top ten and complete portfolio holdings on its website (www.lkcmfunds.com) on a quarterly basis.  The top ten and complete portfolio holdings information is available no earlier than 10 and 30 days after the end of the calendar quarter, respectively, and will remain available through at least the end of the current quarter.  A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information.  The Statement of Additional Information is available by contacting the Funds at 1-800-688-LKCM or at www.lkcmfunds.com.

MANAGEMENT

INVESTMENT ADVISER

Luther King Capital Management Corporation (the “Adviser”), 301 Commerce Street, Suite 1600, Fort Worth, Texas 76102, serves as the investment adviser to the Funds.  The Adviser was founded in 1979 and provides investment management services to investment companies, employee benefit plans, endowment funds, foundations, trusts, high net-worth individuals, and private investment funds.  As of December 31, 2012, the Adviser had approximately $11.3 billion in assets under management.

Under an Investment Advisory Agreement with the Funds, each Fund pays the Adviser an advisory fee calculated by multiplying a quarterly rate (equal on an annual basis to the percentages shown below under “Contractual Fee”) by the Fund’s average daily net assets during the quarter.  The Adviser has contractually agreed to cap its advisory fees and/or reimburse expenses through April 30, 2014 to the extent necessary to keep the total operating expenses for the Funds from exceeding the respective caps also shown as a percentage of average daily net assets.  This expense limitation excludes interest, taxes, brokerage commissions, fees and expenses related to investments in other investment companies, including money market funds, and extraordinary expenses.

The advisory fees and expense caps for the Funds for the fiscal year ended December 31, 2012 were as follows:

	Contractual Advisory Fee	Advisory Fee Actually Charged	Expense Cap
Small Cap Equity Fund	0.75%	0.75%	1.25%
Small-Mid Cap Equity Fund	0.75%	0.57%	1.25%
Equity Fund	0.70%	0.54%	1.05%

Any fee cap or reimbursements will have the effect of lowering the overall expense ratio for the applicable Fund and increasing its overall return to investors at the time any such amounts were capped and/or reimbursed.

A discussion regarding the basis on which the Board of Trustees approved the investment advisory agreement for each Fund is available in the most recent semi-annual report to shareholders for the period ending June 30.

PORTFOLIO MANAGERS

J. Luther King, Jr., CFA, CIC, is the lead portfolio manager of the LKCM Equity Fund and oversees the investment team responsible for the LKCM Equity Fund.  Mr. King is also a member of the investment teams responsible for the LKCM Small Cap Equity Fund and LKCM Small-Mid Cap Equity Fund.  Mr. King has been President, Principal and Portfolio Manager of the Adviser since 1979, and has been a Trustee of the Funds since 1994.  Mr. King graduated with a Bachelor of Science and a Masters of Business Administration from Texas Christian University.

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Steven R. Purvis, CFA, is the lead portfolio manager of the LKCM Small Cap Equity Fund and LKCM Small-Mid Cap Equity Fund and oversees the investment team responsible for both Funds.  Mr. Purvis is also a member of the investment team responsible for the LKCM Equity Fund.  Mr. Purvis has been a Vice President and Portfolio Manager of the Adviser since 1996 and Principal since 2004 and has been a Trustee of the Funds since 2013.  Mr. Purvis graduated with a Bachelor of Science in Business Administration from the University of Missouri and a Masters of Business Administration from the University of Missouri – Kansas City.

Scot C. Hollmann, CFA, CIC, is a member of the investment team responsible for the LKCM Equity Fund.  Mr. Hollmann has been a Vice President and Portfolio Manager of the Adviser since 1983 and Principal since 1986.  Mr. Hollmann graduated with a Bachelor of Business Administration and a Masters of Business Administration from Texas Christian University.

Mason D. King, CFA, is a member of the investment team responsible for the LKCM Equity Fund.  Mr. King has been a Vice President and Analyst with the Adviser since 2004 and Principal since 2013.  Mr. King graduated with a Bachelor of Arts from Princeton University and a Masters of Business Administration from the University of Texas.

Jonathan B. Deweese, CFA, is a member of the investment team responsible for the LKCM Small Cap Equity Fund and LKCM Small-Mid Cap Equity Fund.  Mr. Deweese has been a Vice President and Analyst with the Adviser since 2003.  Mr. Deweese graduated with a Bachelor of Science from the University of Arkansas and a Masters of Business Administration from the University of Texas.

Benjamin M. Cowan, CFA, is a member of the investment team responsible for the LKCM Small Cap Equity Fund and LKCM Small-Mid Cap Equity Fund.  Mr. Cowan has been an Analyst with the Adviser since 2005.  Mr. Cowan graduated summa cum laude with a Bachelor of Business Administration in Finance and Accounting at Texas Christian University.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of shares of the Funds.

DISTRIBUTION OF FUND SHARES

DISTRIBUTOR

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, a registered broker-dealer and member of the Financial Industry Regulatory Authority, distributes the Funds’ shares.

DISTRIBUTION PLAN

The Funds have adopted an Adviser Class distribution plan under Rule 12b-1 of the Investment Company Act of 1940 (the “Distribution Plan”) that allows the Funds to pay distribution and service fees for the sale and distribution of shares and for services provided to shareholders.  The Distribution Plan authorizes the Funds to pay up to 1.00% of average daily net assets for distribution and other services, including to maintain shareholder accounts.  Currently, the Board of Trustees has only authorized a fee of 0.25% of the average daily net asset value of the Funds’ shares.  The distribution plan allows the Funds to finance with fund assets activities that promote the sale and retention of the Funds’ shares, such as printing prospectuses and reports and preparing and distributing advertising material and sales literature and providing services to shareholders.  Because the fees are paid out of the Funds’ assets on an ongoing basis, the fees paid under the Distribution Plan can increase the cost of your investment and could cost you more than paying other types of sales charges.

PURCHASE OF SHARES

You may purchase shares of each Fund at the net asset value (“NAV”) per share next determined after receipt of the purchase order.  Each Fund determines NAV as of the close of normal trading of the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern Time) each day that the NYSE is open for business.

INITIAL INVESTMENTS

Adviser Class shares are sold through investment advisers, banks and other authorized representatives who have entered into an agreement with the Distributor.  Contact your financial adviser to buy Adviser Class shares of the Funds.  The policies that apply to the purchase of Fund shares directly through the Funds’ transfer agent are discussed below.  If you establish an account with a broker-dealer or other financial intermediary, information on how to purchase, sell and exchange Fund shares will be provided to you by your financial intermediary.  Your broker-dealer or other financial intermediary also may charge fees that are in addition to those described in this prospectus.  Please contact your financial intermediary for information regarding how to purchase and redeem shares and applicable fees.

Through Your Financial Adviser.  You may invest in shares of a Fund by contacting your financial adviser.  Your financial adviser can help you open a new account and help you review your financial needs and formulate long-term investment goals and objectives.  Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

The Funds have authorized certain broker-dealers and other financial intermediaries to receive on their behalf purchase and redemption orders of Fund shares.  These broker-dealers may also designate intermediaries to receive Fund orders on their behalf.  The Funds are deemed to have received purchase and redemption orders for Fund shares when an authorized broker-dealer or its designee or financial intermediary receives such orders.  All such orders are executed at the next NAV calculated after the order is received by an authorized broker-dealer or its designee or financial intermediary.  Your broker-dealer or other financial intermediary is responsible for transmitting orders to be received by the Funds in proper form and in a timely manner.

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By Mail.  Your financial adviser may open an account by completing and signing an Account Registration Form, and mailing it, together with a check ($2,000 minimum initial investment) payable to LKCM Funds. Your order will not be accepted until the completed Account Registration Form is received by the Funds or the Transfer Agent.

By regular mail to:	By express, registered or certified mail to:
LKCM Funds – Fund name – Adviser Class c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	LKCM Funds – Fund name – Adviser Class c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund.

Once a Fund receives and accepts the Account Registration Form in the mail, payment for shares will be credited to your account at the NAV per share of the Fund next determined after receipt.  If you purchase shares using a check and soon after make a redemption request, LKCM will honor the redemption request at the next determined NAV, but will not send you the proceeds until your purchase check has cleared (usually within 15 days).  The Funds will not accept payment in cash or money orders.  Cashier’s checks in amounts of less than $10,000 will not be accepted.  To prevent check fraud, the Funds will not accept third party checks, U. S. Treasury checks, credit card checks, travelers checks or starter checks for the purchase of shares. The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  Payment should be made by check in U.S. dollars drawn on a U.S. bank, savings and loan or credit union. If your bank does not honor your check, you could be liable for any loss sustained by the Funds, as well as a service charge imposed by the Transfer Agent in the amount of $25.

In compliance with the USA PATRIOT Act of 2001, when you open an account directly with the Funds, please note that the Transfer Agent will verify certain information on your Account Registration Form as part of the Funds’ Anti-Money Laundering Program.  As requested on the Account Registration Form, you should supply your full name, date of birth, social security number and permanent street address.  Broker-dealers and other financial intermediaries also are required to comply with the USA PATRIOT ACT and, as a result, may request similar information when you open an account.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-800-688-LKCM if you need additional assistance when completing your Account Registration Form.

If the Funds do not have a reasonable basis for determining your identity, your account will be rejected or you will not be allowed to perform a transaction on the account until the necessary information to confirm your identity is received. The Funds may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

By Wire. Your financial adviser may purchase shares of a Fund by wiring federal funds ($2,000 minimum).  If you are making your first investment in the Funds, before you wire funds, the Transfer Agent must have a completed Account Registration Form.  You can mail or overnight deliver your account application to the Transfer Agent.  Upon receipt of your completed Account Registration Form, the Transfer Agent will establish an account for you.  The account number assigned will be required as part of the instruction that should be given to your bank to send the wire.  The wire must be received by 4:00 P.M. (Eastern Time) in order to receive the same day’s NAV.  Your bank must include both the name of the Fund you are purchasing, your name and account number so that monies can be correctly applied.  Your bank should transmit funds by wire to:

U.S. Bank, N.A.
777 E. Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
For credit to U.S. Bancorp Fund Services, LLC
Account #112-952-137
For further credit to LKCM Funds
     [Name of Fund], Adviser Class
     [Shareholder account number]

Federal fund purchases will be accepted only on a day on which the Funds and the custodian are open for business.  The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

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SUBSEQUENT INVESTMENTS

By Mail or Wire.  Your financial adviser may make additional investments at any time (minimum subsequent investment $1,000) by mailing a check payable to LKCM Funds to the address noted in the section entitled “Initial Investments – By Mail.”  Additional investments may also be made by wire.  Before sending your wire, please contact the Transfer Agent at 1-800-688-LKCM to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.  Instruct your bank to wire monies as outlined above.

By Telephone.  To make additional investments by telephone, you must check the appropriate box on your Account Registration Form authorizing telephone purchases.  If you have given authorization for telephone transactions and your account has been open for at least 15 days, you may call the Funds toll free at 1-800-688-LKCM to move money, in the amount of $1,000 or more, from your bank account to your Fund account upon request.  Only bank accounts held at U.S. institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  For security reasons, requests by telephone will be recorded.  Shares of the Funds will be purchased in your account at the NAV next determined after your order is placed.  Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.

AUTOMATIC INVESTMENT PROGRAM

The Automatic Investment Program (the “Program”) permits investors that own shares of a Fund with a value of $2,000 or more to purchase shares (minimum of $100 per transaction) at regular intervals selected by the investor.  This Program provides a convenient method to have monies deducted from your checking or savings account, for investment into a Fund, on a monthly or quarterly basis.  Only bank accounts held at domestic institutions that are ACH members may be used for this option.  If you wish to change the amount of your investment or to terminate the plan, please contact the Transfer Agent five days prior to the effective date.  Additionally, the Transfer Agent will charge a $25 fee for any payment returned.  To establish the Program, an investor must complete the appropriate sections of the Account Registration Form.  For additional information on the Program, please call 1-800-688-LKCM.

RETIREMENT PLANS

The Funds make available Individual Retirement Accounts (“IRAs”), including Simplified Employee Pension Plans, traditional IRAs, Roth IRAs and IRA “Rollover Accounts,” offered by U.S. Bancorp Fund Services, LLC.  Detailed information on these plans is available by calling the Funds at 1-800-688-LKCM (option 1).  The Transfer Agent charges an annual fee of $15 for maintaining such plans, which is in addition to other fees and expenses payable to the Funds or Transfer Agent as described herein.  Investors should consult with their own tax advisers before establishing a retirement plan.

OTHER PURCHASE INFORMATION

Each Fund reserves the right, in its sole discretion, to suspend the offering of its shares, to reject any purchase order, or to waive any minimum investment requirements.

Purchases of each Fund’s shares will be made in full and fractional shares of the Fund calculated to three decimal places.  In the interest of economy and convenience, certificates for shares will not be issued except at the written request of the shareholder.  Certificates for fractional shares will not be issued.

UNCLAIMED PROPERTY

Your Fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified by your state’s abandoned property laws.

HOUSEHOLDING

In an effort to decrease costs, the Funds may reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household.  If implemented, and if you would like to discontinue householding for your accounts, please call toll-free at 1-800-688-LKCM to request individual copies of these documents.  Once the Fund receives notice to stop householding, it will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

MARKET TIMING POLICY

“Market timing” typically refers to the practice of frequent trading in the shares of mutual funds in order to exploit inefficiencies in fund pricing.  Market timing transactions include trades in mutual fund shares that occur when the fund’s NAV does not fully reflect the value of the fund’s holdings – for example, when the fund has in its portfolio particular holdings, such as foreign or thinly traded securities, that are valued on a basis that does not include the most updated information possible.  Market timing can have a dilutive effect on the value of the investments of long-term fund shareholders and can increase the transaction costs of a fund, which will be borne by all fund shareholders.

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The Funds are typically intended for long-term investing.  Market timing by Fund shareholders may adversely affect the Funds by interfering with portfolio management and increasing portfolio transaction and administrative costs.  The Board of Trustees of the Funds has adopted policies and procedures to detect and prevent market timing activities in the Funds.  To discourage market timing, each Fund charges a 1.00% redemption fee on shares exchanged or redeemed within 30 days of purchase, except on shares held in separately managed accounts of the Adviser or as otherwise determined by a Fund in its discretion.  In addition, a Fund will temporarily suspend or terminate future purchase and exchange orders by investors or groups of investors who the Funds believe have engaged in market timing practices and which may have an adverse impact on the Funds.  The Funds will also terminate, without notice, the exchange privilege of any investor who, in the opinion of the Funds, uses the exchange privilege excessively.

The Funds and/or the Adviser monitor for market timers and attempt to detect abusive trading practices.  The criteria and techniques may change from time to time as determined by the Funds or the Adviser.  The Transfer Agent will reject any purchase or exchange order, in whole or in part, including trading that the Funds or the Adviser believe may be excessive in frequency and/or amount or otherwise potentially disruptive to the affected Funds.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.

Furthermore, due to the complexity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the efforts of the Funds or the Adviser will identify all trades or trading practices that may be considered abusive.  In addition, the ability of the Funds or the Adviser to monitor trades that are placed by individual shareholders within omnibus and retirement accounts maintained by financial intermediaries may be limited.  However, the Funds and the Adviser attempt to monitor aggregate trades placed in omnibus accounts and seek to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Funds have entered into agreements with certain financial intermediaries that generally require them to provide the Funds with information concerning those individual shareholders involved in any such aggregated trades.  For those financial intermediaries with whom the Funds have not entered into such agreements, the Funds treat such intermediaries as individual shareholders for purposes of its market timing and redemption fee policies.  However, there can be no assurance that the Funds or the Adviser will be able to detect and prevent abusive trading in accounts maintained by financial intermediaries through the foregoing measures or otherwise.

EXCHANGING SHARES

Exchanges of all or a portion of your investment from a Fund to another LKCM Fund may be made as long as the exchange is for the same class of shares of the other LKCM Fund.  Any new account established through an exchange will be subject to the minimum investment requirements described above.  Exchanges will be executed on the basis of the relative NAV of the shares exchanged after your request for an exchange is received.  An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss.  In addition, exchanges of shares held for less than 30 days will be subject to a 1.00% redemption fee, except on shares held in separately managed accounts of the Adviser or as otherwise determined by a Fund in its discretion.  The Transfer Agent charges a $5 fee for each exchange via telephone.  Call the Funds to learn more about exchanges.

The Funds are intended as a long-term investment vehicle and not to provide a means of speculating on short-term market movements.  In addition, excessive trading can hurt the Funds’ performance and shareholders.  Therefore, each Fund may terminate, without notice, the exchange privilege of any investor who uses the exchange privilege excessively.  The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.

REDEMPTION OF SHARES

Contact your financial adviser to redeem shares of the Funds.  You may redeem shares of the Funds by mail or, if authorized, by telephone or wire.  The Funds do not charge a fee for making redemptions, except that each Fund charges a 1.00% redemption fee on shares exchanged or redeemed within 30 days of purchase unless such shares are held in separately managed accounts of the Adviser or as otherwise determined by a Fund in its discretion.  If you purchased your shares through a broker-dealer or other financial intermediary, please contact your broker-dealer or financial intermediary for information regarding how to sell your shares.

By Mail. You may redeem your shares by mailing a written request to:

By regular mail to:	By express, registered or certified mail to:
LKCM Funds – Fund name – Adviser Class c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	LKCM Funds – Fund name – Adviser Class c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

After your request is in “good order” the Fund will redeem your shares at the next NAV.  To be in “good order,” redemption requests must include the following documentation:

(a)	The share certificates, if issued;

(b)
A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

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(c)	Any required signature guarantees; and

(d)	Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans, and other organizations.

Signature Guarantees.  To protect your account, the Funds and U.S. Bancorp Fund Services, LLC from fraud, signature guarantees are required to enable the Funds to verify the identity of the person that has authorized a redemption from an account.  Signature guarantees are required for (1) redemptions where the proceeds are payable or sent to any person, address or bank account not on record, (2) share transfer requests, and (3) any redemption request if a change of address request has been received by the Transfer Agent within the last 15 days.  In addition to the situations described above, the Funds and /or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.  The Funds reserve the right to waive any signature requirement at their discretion.

Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.  Please contact the Funds at 1-800-688-LKCM (option 1) for further details.

By Telephone.  If you indicated on your Account Registration Form, or have subsequently arranged in writing to do so, you may redeem shares by calling the Funds.  You may have the redemption proceeds mailed by check to the primary registration address or wired directly to your bank. You may also have your proceeds sent via electronic funds transfer through the ACH network to your predetermined bank account.  Other redemption fees may be applicable. See the section titled “Other Redemption Information” below. The Transfer Agent imposes a $15.00 fee for each wire redemption.  There is no charge for an electronic funds transfer, however the funds may not be available for 2-3 days.  The redemption proceeds will be paid to the same bank and account as designated on the Account Registration Form or in written instructions subsequently received by the Funds.  No telephone redemptions may be made within 15 days of any address change.

If you would like to arrange for redemption by wire or telephone or change the bank or account designated to receive redemption proceeds, you must send a written request to the Funds at the address listed in the section entitled “Redemption of Shares  By Mail.”  The investor must sign such requests.  Further documents and signature verifications may be required.

The Funds reserve the right to refuse a wire or telephone redemption. Procedures for redeeming shares by wire or telephone may be modified or terminated at any time.  The Funds and the Transfer Agent will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine.  Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. The telephone call may be recorded and the caller may be asked to verify or provide certain personal identification information.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  If the Funds or their agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes fraudulent or unauthorized requests. Once a telephone transaction has been placed, it cannot be canceled or modified.  Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.

30-Day Redemption Fee.  If you redeem or exchange shares held for less than 30 days after the date of purchase, you will be subject to a 1.00% redemption fee. This fee will be deducted from the proceeds of your redemption. For purposes of applying the fee, the first day of the holding period is trade date plus one.  The holding period will be determined on a “first-in, first-out” basis, meaning the Fund shares purchased first will be redeemed first. The redemption fee will not apply to shares of the Funds held in accounts separately managed by the Adviser or as otherwise determined by the Funds in their discretion.  Transactions in shares of the Funds by financial intermediaries with whom the Funds do not have information sharing agreements in place may be subject to the redemption fee.  The redemption fee will be retained by a Fund for the benefit of its shareholders. Redemption fees will not apply to shares acquired through the reinvestment of dividends, or to shares purchased through the Automatic Investment Program.

Other Redemption Information.  Payment of the redemption proceeds will normally be made within seven calendar days after receipt of a redemption request in “good order.”  Redemption proceeds for shares of the Funds purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen calendar days.  Shareholders can avoid this delay by utilizing the wire purchase option.

Due to the relatively high cost of maintaining small accounts, the Funds reserve the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $1,000. You will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of the account up to at least $1,000.

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The Funds may suspend the right of redemption or postpone the date at times when the NYSE is closed (other than customary weekend and holiday closings) or under any emergency circumstances as determined by the SEC.

The Funds have reserved the right to redeem in kind (i.e., in securities) any redemption request during any 90-day period in excess of the lesser of:  (i) $250,000 or (ii) 1% of a Fund’s NAV being redeemed.  If your shares are redeemed in kind, then you will incur transaction costs when you subsequently sell the securities distributed to you.

TRANSFER OF REGISTRATION

The registration of Fund shares may be transferred by writing to LKCM Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin, 53202-0701.  As in the case of redemptions, the written request with signature(s) guaranteed must be received in “good order.”

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Funds and the Adviser may make payments to financial intermediaries in connection with the promotion and sale of shares of the Funds and as compensation for shareholder-related services, including administrative, sub-transfer agency type, recordkeeping and shareholder communications services.  The Funds and the Adviser may also pay such compensation to make shares of the Funds available to investors through fund platforms, supermarkets or similar programs or for services provided in connection with such platforms, supermarkets and programs.  These payments generally benefit the Funds by providing applicable financial intermediaries with an incentive to recommend sales of shares of the Funds over other potential investments.

The Funds and the Adviser may compensate financial intermediaries differently depending upon the level and type of services provided by such financial intermediaries.  Payments may be calculated on the average daily net assets of the applicable Fund distributed and/or serviced by the financial intermediary, the number of accounts serviced by the financial intermediary that invest in the Funds.  These payments create incentives for financial intermediaries to sell and retain shares of the Funds in shareholder accounts.

The Funds and the Adviser may also make payments to financial intermediaries for processing certain transactions or account maintenance activities or for providing certain other support services.  Such payments may also cover costs incurred by financial intermediaries in connection with their efforts to sell shares of the Funds, including costs incurred in preparing, printing and distributing sales literature.

You should ask your financial intermediary for details about any such payments it receives from the Funds or the Adviser, or any other fees, expenses, or commissions your financial intermediary may charge you in addition to those disclosed in this prospectus.

VALUATION OF SHARES

Calculation of Net Asset Value. The net asset value (“NAV”) per share is computed by dividing the total value of the investments and other assets of a Fund, less any liabilities, by the total outstanding shares of the Fund.  The NAV per share is determined as of the close of normal trading on the NYSE (generally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.  NAV is not determined on days the NYSE is closed.  The NYSE is closed on weekends and most national holidays.  The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after the order is received by the Fund.  A Fund’s NAV may not be calculated on days during which the Fund receives no orders to purchase shares and no shares are tendered for redemption.  In determining NAV, expenses are accrued and applied daily and investments for which market values are readily available are valued at market value.

Fair Value Procedures for the Funds.  The trading hours for most foreign securities end prior to the close of the NYSE, generally the time the Funds’ NAVs are calculated.  Securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price, unless events materially affecting the value of foreign securities occur.  The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  Some of the events that may necessitate fair valuing a security include i) the security’s trading has been halted or suspended; ii) the security has been de-listed from an exchange; iii) the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; iv) the security has not been traded for an extended period of time; v) the security’s primary pricing source is not able or willing to provide a price; and vi) trading of the security is subject to local government-imposed restrictions.

If such events occur, the Funds may value foreign securities at fair value, taking into account such events, when they calculate their NAVs.  In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund’s NAV in advance of the time as of which NAV is calculated.  Because some foreign markets are open on days when the Funds do not price their shares, the value of a Fund’s holdings (and correspondingly, the Fund’s NAV) could change at a time when you are not able to buy or sell Fund shares.

The Board of Trustees has also established procedures that permit the Adviser to fair value securities under certain circumstances, including if the value of a security is materially affected by an event occurring after its close of trading, if reliable market quotations are not readily available or for which the Funds’ pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value.  The Funds may also fair value a security if the Funds or the Adviser believe that the market price is stale.  In addition, the Funds may use independent pricing services to assist in pricing portfolio securities.

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There can be no assurance that the Funds could purchase or sell a portfolio security at the price used to calculate the Funds’ NAVs.  In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value.  Fair valuations generally remain unchanged until new information becomes available.  Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS

The Small Cap Equity, Small-Mid Cap Equity and Equity Funds intend to declare and pay income dividends at least on an annual basis.  The Funds intend to distribute net capital gains and net gains from foreign currency transactions, if any, on an annual basis.  The Funds may make an additional distribution if necessary, to avoid income or excise taxes.  Dividends and other distributions, if any, will automatically be paid in additional shares of the Funds unless the shareholder elects otherwise.  Such election must be made in writing or by calling the Funds.  If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at the Funds’ then current NAV and to reinvest all subsequent distributions.

TAXES

Dividends, whether paid in cash or reinvested in additional shares, from a Fund’s net investment income, the excess of its net short-term capital gain over net long-term capital loss and its net gains from certain foreign currency transactions, if any, will be taxable to its shareholders as ordinary income (unless a shareholder is exempt from income tax or entitled to a tax deferral), except that a Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends it receives on stock of most U.S. and certain foreign corporations with respect to which it satisfies certain holding period and other restrictions) generally will be subject to federal income tax for individual and certain other non-corporate shareholders who satisfy those restrictions with respect to the shares on which the Fund dividends were paid at the lower rates for long-term capital gains -- a maximum of 15% for a single shareholder with taxable income not exceeding $400,000 ($450,000 for married shareholders filing jointly) and 20% for those non-corporate shareholders with taxable income exceeding those respective amounts.  A portion of a Fund’s dividends—not exceeding the aggregate dividends it receives from domestic corporations only—also may be eligible for the dividends-received deduction allowed to corporations, subject to similar holding period and other restrictions.  However, dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.  There can be no assurance as to what portion, if any, of a Fund’s distributions will constitute qualified dividend income or be eligible for the dividends-received deduction.

Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss), whether paid in cash or reinvested in additional shares (or, if a Fund makes a certain election, any such excess that is retained by the Fund), will be taxable as long-term capital gain, at the 15% and 20% maximum rates mentioned above; capital gain distributions to corporate shareholders are subject to federal income tax at a maximum rate of 35%.  The classification of a capital gain distribution or retained capital gains (and, consequently, the applicable tax rate) is determined by the length of time that a Fund has held the securities that generated the gain and not the length of time you have held shares in the Fund.  Shareholders will be notified annually as to the federal tax status of dividends and other distributions paid by a Fund.

Any dividends and other distributions a Fund declares in the months of October, November or December to shareholders of record on a date in such a month will be deemed to have been paid by the Fund and received by those shareholders on December 31 if the distributions are paid before February 1 of the following year.  If you purchase shares of a Fund shortly before a distribution, you will be subject to income tax on the distribution, even though the value of your investment (plus cash received, if any) remains the same.

When a shareholder redeems shares of a Fund, the redemption may result in a taxable gain or loss, depending on whether the redemption proceeds are more or less than the shareholder’s adjusted basis in the shares.  Any capital gain an individual and certain other non-corporate shareholder recognizes on a redemption of Fund shares that have been held for more than one year will qualify for the 15% and 20% maximum rates mentioned above.  In addition, if shares of a Fund are bought within 30 days before or after selling other shares of the same Fund (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming at a loss other shares of that Fund (regardless of class), all or part of that loss will not be deductible and instead will increase the basis of [in] the newly purchased shares at a loss, all or a portion of the loss will be deferred and will increase the basis in the newly purchased shares.

Each Fund is required by federal law to withhold and remit to the U.S. Treasury 28% of reportable payments (which includes dividends, capital gain distributions and redemption proceeds, regardless of the extent to which gain or loss may be realized) otherwise payable to individuals and certain other non-corporate shareholders who fail to certify that the taxpayer identification number furnished to the Fund is correct or who furnish an incorrect number (together with the withholding described in the next sentence, “backup withholding”).  Withholding at that rate also is required from each Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who (1) is subject to backup withholding for failure to report the receipt of interest or dividend income properly or (2) fails to certify to the Fund that he or she is not subject to backup withholding or that it is a corporation or other exempt recipient.  Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded.

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Beginning in 2013, an individual is required to pay a 3.8% federal tax on the lesser of (1) the individual’s “net investment income,” which generally includes dividends, interest, and net gains from the disposition of investment property (including dividends and capital gain distributions a Fund pays and net gains realized on the redemption or exchange of Fund shares), or (2) the excess of the individual’s “modified adjusted gross income” over a threshold amount ($250,000 for married persons filing jointly and $200,000 for single taxpayers).  This tax is in addition to any other taxes due on that income.  A similar tax applies to estates and trusts.  Shareholders should consult their own tax advisers regarding the effect, if any, this provision may have on their investment in Fund shares.

A Fund shareholder who wants to use the average basis method for determining basis in Fund shares he or she acquires after December 31, 2011 (“Covered Shares”), must elect to do so in writing, which may be electronic.  Each Fund, or its administrative agent, must report to the Internal Revenue Service and furnish to its shareholders the basis information for Covered Shares.  See “Taxation” in the SAI for a description of the rules regarding that election and each Fund’s reporting obligation.

Dividends and other distributions each Fund declares, as well as redemption proceeds, may also be subject to state and local taxes.

The foregoing summarizes some of the important income tax considerations generally affecting each Fund and its shareholders.  Potential investors in the Funds should see the SAI for further information regarding the tax effects of investing in the Funds and consult their tax advisers with specific reference to their own tax situation.

INDEX DESCRIPTIONS

The Lipper Large-Cap Core Funds Index is an index of large cap core mutual funds tracked by Lipper, Inc.  A direct investment in an index is not possible.

The Lipper Small-Cap Core Funds Index is an index of small cap core mutual funds tracked by Lipper, Inc.  A direct investment in an index is not possible.

The Russell 2000® Index is an unmanaged index comprised of the smallest 2,000 companies in the Russell 3000® Index, representing approximately 10% of the Russell 3000® Index total market capitalization.  The Russell 3000® Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.  A direct investment in an index is not possible.

The Russell 2500 ® Index is an unmanaged index which measures the performance of the 2,500 smallest companies in the Russell 3000 ® Index.  The Russell 3000 ® Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.   A direct investment in an index is not possible.

The S&P 500® Index is an unmanaged index which measures the performance of 500 stocks chosen for market size, liquidity, and industry group representation.  It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.  The S&P 500® Index is one of the most widely used benchmarks of U.S. equity performance.  A direct investment in an index is not possible.

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FINANCIAL HIGHLIGHTS

The financial highlights tables set forth below are intended to help you understand each Fund’s financial performance for the past five years or since a Fund’s inception date if that is less than five years.  Certain information in the tables reflects financial results for a single Fund share.  The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).  This information has been derived from the Funds’ financial statements and financial highlights which have been audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements and financial highlights, is incorporated by reference in the SAI and included in the annual report for the year ended December 31, 2012, which is available free of charge upon request.

Since the Small-Mid Cap Equity Fund – Adviser Class and the Equity Fund – Adviser Class had not commenced operations as of the date of this Prospectus, the financial highlights table for these Funds reflect information from the Institutional Class shares of such Funds, which are offered in another Prospectus.  The returns of Institutional Class shares would have been substantially similar to the returns of Adviser Class shares; however, Adviser Class shares are subject to a 12b-1 fee, while Institutional Class shares are not.  Had the Adviser Class shares of the Small-Mid Cap Equity Fund and Equity Fund been operational during the periods shown, the dividend distributions (if any) and investment performance would have been lower.

	LKCM SMALL CAP EQUITY FUND - Adviser Class
	Year Ended December 31,
	2012	2011	2010	2009	2008
Net Asset Value - Beginning of Period	$21.88	$21.00	$15.83	$12.02	$19.72
Net investment income (loss)(1)	0.07	(0.13)	(0.11)	(0.08)	(0.07)
Net realized and unrealized gain (loss) on investments	1.95	1.01	5.28	3.89	(7.62)
Total from investment operations	2.02	0.88	5.17	3.81	(7.69)
Dividends from net investment income	(0.06)	—	—	—	—
Distributions from net realized gains	(1.77)	—	—	—	(0.01)
Total dividends and distributions	(1.83)	—	—	—	(0.01)
Net Asset Value - End of Period	$22.07	$21.88	$21.00	$15.83	$12.02
Total Return	9.45%	4.19%	32.66%	31.70%	(39.02)%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$40,737	$43,124	$44,124	$35,725	$24,925
Ratio of expenses to average net assets	1.19%	1.20%	1.21%	1.25%	1.22%
Ratio of net investment income (loss) to average net assets	0.28%	(0.58)%	(0.63)%	(0.60)%	(0.42)%
Portfolio turnover rate(2)	49%	50%	57%	59%	61%

(1)	Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

LKCM SMALL-MID CAP EQUITY FUND – Institutional Class

	Year Ended December 31, 2012	May 2, 2011(1) through December 31, 2011

Net Asset Value - Beginning of Period	$8.86	$10.00
Net investment loss(2)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	0.85	(1.12)
Total from investment operations	0.82	(1.14)

Net Asset Value - End of Period	$9.68	$8.86
Total Return	9.26%	(11.40	)%(3)

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$250,164	$23,755
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	1.18%	2.14	%(4)
After expense waiver and/or reimbursement	1.00%	1.00	%(4)
Ratio of net investment loss to average net assets:
Before expense waiver and/or reimbursement	(0.50)%	(1.55	)%(4)
After expense waiver and/or reimbursement	(0.32)%	(0.41	)%(4)
Portfolio turnover rate	56%	36%

(1)	Commencement of operations.
(2)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.

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	LKCM EQUITY FUND - Institutional Class
	Year Ended December 31,
	2012	2011	2010	2009	2008
Net Asset Value - Beginning of Period	$15.34	$15.18	$13.02	$10.33	$15.38
Net investment income	0.14 (1)	0.11 (1)	0.08	0.10	0.16
Net realized and unrealized gain (loss) on investments	2.27	0.39	2.24	2.69	(5.05)
Total from investment operations	2.41	0.50	2.32	2.79	(4.89)
Dividends from net investment income	(0.12)	(0.10)	(0.08)	(0.10)	(0.16)
Distributions from net realized gains	(0.01)	(0.24)	(0.08)	—	—
Total dividends and distributions	(0.13)	(0.34)	(0.16)	(0.10)	(0.16)
Net Asset Value - End of Period	$17.62	$15.34	$15.18	$13.02	$10.33
Total Return	15.69%	3.30%	17.77%	27.01%	(31.80)%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$161,129	$102,548	$72,370	$49,157	$36,677
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	0.96%	0.99%	1.04%	1.13%	1.06%
After expense waiver and/or reimbursement	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income to average net assets:
Before expense waiver and/or reimbursement	0.69%	0.54%	0.39%	0.62%	0.85%
After expense waiver and/or reimbursement	0.85%	0.73%	0.63%	0.95%	1.11%
Portfolio turnover rate	12%	20%	23%	26%	31%

(1)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

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LKCM Funds

For more information

You may obtain the following and other information on the LKCM Funds free of charge:

Annual and Semi-Annual Reports to Shareholders
The annual and semi-annual reports provide the Funds’ most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during the last fiscal year.

Statement of Additional Information (SAI) dated May 1, 2013
The SAI is incorporated into this prospectus by reference (i.e., legally made a part of this Prospectus).  The SAI provides more details about the Funds’ policies and management.

To receive any of these documents or make inquiries to the Funds:

By Telephone:
1-800-688-LKCM

By Mail:
LKCM Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin  53201-0701

From the Funds’ Website:
You can access the Funds’ SAI, Annual Report and Semi-Annual Reports on the Funds’ website at: http://www.lkcmfunds.com

On the Internet:
Text only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet site at: http://www.sec.gov

From the SEC:
You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Funds, including the SAI.  They will charge you a fee for this duplicating service.  You can also visit the SEC Public Reference Room and copy documents while you are there.  For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C.  20549-1520

publicinfo@sec.gov
1-202-551-8090

Investment Company Act File # 811-8352

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LKCM FUNDS

LKCM SMALL CAP EQUITY FUND
Adviser Class (LKSAX)
Institutional Class (LKSCX)

LKCM SMALL-MID CAP EQUITY FUND
Adviser Class (LKSDX)
Institutional Class (LKSMX)

LKCM EQUITY FUND
Adviser Class (LKEAX)
Institutional Class (LKEQX)

LKCM BALANCED FUND (LKBAX)

LKCM FIXED INCOME FUND (LKFIX)

301 COMMERCE STREET, SUITE 1600
FORT WORTH, TEXAS 76102

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2013

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectuses of each of the series of LKCM Funds (each a “Fund” and collectively the “Funds”) dated May 1, 2013, as such Prospectuses may be supplemented or revised from time to time.  A copy of the Prospectuses may be obtained without charge by calling the Funds at (800) 688-LKCM or by visiting www.lkcmfunds.com.

The Funds’ audited financial statements for the year ended December 31, 2012 are incorporated herein by reference to the Funds’ 2012 Annual Report.  A copy of the Annual Report may be obtained without charge by calling the Funds at (800) 688-LKCM or by visiting www.lkcmfunds.com.

Table of Contents - Main - SAI

In deciding whether to invest in the Funds, you should rely on information in this Statement of Additional Information and the Prospectuses.  The Funds have not authorized others to provide additional information in any state or jurisdiction in which such offering may not legally be made.

Luther King Capital Management Corporation (“the Adviser”) serves as the investment adviser for the Small Cap Equity, Small-Mid Cap Equity, Equity, Balanced and Fixed Income Funds.

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FUND ORGANIZATION

DESCRIPTION OF SHARES AND VOTING RIGHTS

The LKCM Funds (the “Trust”) is an open-end, diversified, management investment company.  Each Fund is a separate series of the Trust, a Delaware statutory trust that was established by a Declaration of Trust dated February 10, 1994 (as amended, the “Declaration of Trust”).  The Declaration of Trust permits the Trustees of the Trust to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series.  Currently, the Trust offers eight series, five of which are the Small Cap Equity Fund, Small-Mid Cap Equity Fund, Equity Fund, Balanced Fund and Fixed Income Fund (each a “Fund” and collectively the  “Funds”) and described more fully herein.  The Small Cap Equity, Small-Mid Cap Equity and Equity Funds offer two classes of shares—the Institutional Class and the Adviser Class.

Pursuant to the Declaration of Trust, the Trustees may also authorize the creation of additional series  (the proceeds of which would be invested in separate, independently managed funds with distinct investment objectives and policies and share purchase, redemption and net asset valuation procedures) with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine.  All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series and would be subject to the liabilities related thereto.

The Trustees have authorized the division of shares of the Funds into different classes permitting shares of different classes to be distributed by different methods.  Although shareholders of different classes will have an interest in the same Fund’s assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.

When issued, the shares of the Funds are fully paid and non-assessable, have no preemptive or subscription rights and are fully transferable.  There are no conversion rights.  Each share of a Fund is entitled to participate equally in dividends and capital gains distributions and in the assets of the Fund in the event of liquidation.  The shares of the Funds have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so.  A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in the shareholder’s name on the books of a Fund.

The Funds are not required, and do not intend, to hold regular annual shareholder meetings.  The Funds may hold special meetings for consideration of proposals requiring shareholder approval, such as changing fundamental policies.  The Trust will assist in shareholder communication in such matters to the extent required by law.

The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), which details the attributes of the Institutional and Adviser Classes of the Small Cap Equity, Small-Mid Cap Equity and Equity Funds.  Generally, Adviser Class shares are subject to a Rule 12b-1 fee as described in the Adviser Class prospectus.  Shares of the Institutional Class are not subject to a Rule 12b-1 fee at this time.  More information regarding the Rule 12b-1 Plans can be found under the sub-heading “Distribution Plans.”

SHAREHOLDER AND TRUSTEE LIABILITY

The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees, but this disclaimer may not be effective in some jurisdictions or as to certain types of claims.  The Declaration of Trust further provides for indemnification out of the Trust’s property of any shareholder held personally liable for the obligations of the Trust.  The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

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The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office.

INVESTMENT LIMITATIONS

ALL FUNDS

In addition to the Funds’ investment objectives as set forth in the Prospectuses, the Funds are subject to the following restrictions, which are fundamental policies and may not be changed without the approval of a majority of a Fund’s outstanding voting securities.  As used herein, a “majority of a Fund’s outstanding voting securities” means the lesser of: (1) at least 67% of the voting securities of a Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a Fund.

As a matter of fundamental policy, each Fund will not:

(1)	invest in physical commodities or contracts on physical commodities;

(2)
purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities that are secured by interests in real estate;

(3)
make loans except: (i) by purchasing debt securities in accordance with its investment objective and policies or entering into repurchase agreements; or (ii) with respect to the Small Cap Equity, Small-Mid Cap Equity, Balanced and Fixed Income Funds, by lending their portfolio securities to banks, brokers, dealers and other financial institutions, so long as such loans are not inconsistent with the 1940 Act, or the rules and regulations or interpretations of the SEC thereunder;

(4)	with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer;

(5)
with respect to 75% of its assets, invest more than 5% of its total assets in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities);

(6)
borrow money, except (i) from banks and as a temporary measure for extraordinary or emergency purposes (not for leveraging or investment) or (ii) with respect to the Small Cap Equity, Small-Mid Cap Equity, Balanced and Fixed Income Funds in connection with reverse repurchase agreements provided that (i) and (ii) in combination do not exceed 33 1/3% of the Fund’s total assets (including the amount borrowed) less liabilities (exclusive of borrowings); and the Small Cap Equity, Small-Mid Cap Equity, and Equity Funds cannot buy additional securities if they borrow more than 5% of their total assets;

(7)
underwrite the securities of other issuers (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”) in the disposition of restricted securities);

(8)
acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the Fund’s total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and

(9)
issue senior securities, except that this limitation shall not apply to: (i) evidence of indebtedness which the Fund is permitted to incur; (ii) shares of the separate classes or series of the Trust; or (iii) collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin.

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With the exception of fundamental investment limitation (6) above if a percentage limitation on the investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the investment or a Fund’s assets will not require the sale of securities.

The Funds are also subject to the following restrictions, which are non-fundamental policies and may be changed by the Board of Trustees of the Trust (the “Board of Trustees”) without shareholder approval.  As a matter of non-fundamental policy, each Fund will not:

(1)
purchase securities on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures; or sell securities short unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions.  Transactions in futures contracts, options and options on futures are not deemed to constitute selling securities short;

(2)	pledge, mortgage, or hypothecate any of its assets to an extent greater than 33 1/3% of its total assets at fair market value;

(3)
invest more than an aggregate of 15% of the net assets of a Fund in securities deemed to be illiquid, including securities which are not readily marketable, the disposition of which is restricted (excluding securities that are not registered under the Securities Act but which can be sold to qualified institutional investors in accordance with Rule 144A under the Securities Act and commercial paper sold in reliance on Section 4(2) of the Securities Act), repurchase agreements having maturities of more than seven days and certain over-the-counter options (“OTC Options”);

(4)
invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers’ commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

(5)	write or acquire options or interests in oil, gas or other mineral exploration or development programs or leases;

(6)
with respect to each of the Small Cap Equity Fund, Small-Mid Cap Equity Fund, Equity Fund and Fixed Income Fund, make any change in its investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least 60 days’ prior notice.

INVESTMENT OBJECTIVES AND POLICIES

The investment objectives and policies of the Funds are described in detail in the summary prospectuses under the caption “Principal Investment Strategies” and in the statutory prospectuses under the caption “Additional Information Regarding the Investment Objectives and Principal Investment Strategies of the Funds.”  These sections provide a description of the securities in which a Fund may invest to achieve its investment objective, the strategies it may employ and the corresponding risks of such securities and strategies.  The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money.  Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets.  Both domestic and foreign equity markets could experience increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions could continue.  The U.S. Government has already taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity.

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Reduced liquidity in equity, credit and fixed-income markets may adversely affect many issuers worldwide.  This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples.  It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices.  These events and possible continued market turbulence may have an adverse effect on the Funds.

Regulatory Events.  The U.S. Government, the Federal Reserve, the Treasury, the SEC, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have taken, or are considering taking, actions in response to economic events.  Given the broad scope, sweeping nature, and continuing enactment of various statutes and regulatory measures, the potential impact they could have on securities held by the Fund currently is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Funds.  Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will refrain from taking further legislative or regulatory action.  The effect of any such actions, if taken, cannot be known.

EQUITY RELATED SECURITIES

The equity securities in which the Funds may invest include common stocks, preferred stocks, warrants and rights, and debt securities convertible into or exchangeable for common stock or other equity securities.

Common Stocks.  Common stocks represent the residual ownership interest in the issuer. They are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations, including preferred stock, are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Preferred Stock.  Preferred stock offers a stated dividend rate payable from the corporation’s earnings. These preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate.  If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.  The rights of preferred stocks are generally subordinate to rights associated with a corporation’s debt securities.  Dividends on some preferred stock may be “cumulative” if stated dividends from prior periods have not been paid.  Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation, and may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

Warrants and Rights.  Warrants are options to purchase equity securities at specific prices valid for a specific period of time.  Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a short duration and are distributed by the issuer to its shareholders.  Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Convertible Securities.  A convertible security is a bond, debenture, note or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer.  A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities.  Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  A convertible security may be subject to redemption at the option of the issuer at a predetermined price.  If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party.

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Securities Subject To Reorganization.  The Funds may invest in equity securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Adviser, there is a reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved.  Generally, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated.  Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved, significantly undervalues the securities, assets or cash to be received by shareholders of the target company as a result of the contemplated transaction, or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value.  The evaluation of such contingencies requires broad knowledge and experience on the part of the Adviser which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction but also the financial resources and business motivation of the offeror and the dynamics and business climate when the offer or proposal is in process.  Since such investments are ordinarily short-term in nature, they will tend to increase the turnover ratio of a Fund thereby increasing its brokerage and other transaction expenses.  The Adviser intends to select investments of the type described which, in its view, have a reasonable prospect of capital appreciation which is significant in relation to both the risk involved and the potential of available alternate investments.

AMERICAN DEPOSITARY RECEIPTS (“ADRs”)

The Adviser does not consider ADRs to be part of foreign securities when calculating the Fund’s foreign securities limitations.  The Funds may invest in ADRs, which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer.  ADRs may be listed on a national securities exchange or may trade in the over-the-counter market.  ADR prices are denominated in U.S. dollars; the underlying security is denominated in a foreign currency.

FOREIGN SECURITIES

The Funds may invest in securities of foreign issuers.  The Balanced Fund may invest up to 10% of its total assets in foreign securities.  Investing in foreign issuers involves certain special considerations that are not typically associated with investing in U.S. issuers.  Since the securities of foreign issuers are frequently denominated in foreign currencies, and since the Funds may temporarily hold invested reserves in bank deposits in foreign currencies, the Funds will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

Investing in emerging markets can have more risk than investing in developed foreign markets.  The risks of investing in these markets may be exacerbated relative to investments in foreign markets.  In addition, emerging markets may impose restrictions on a Fund’s ability to repatriate investment income or capital and thus, may adversely effect the operations of the Fund and certain emerging markets impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar.  For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries.  The less developed the country, the greater effect these risks may have on your investment in a Fund.

As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies.  Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies.  There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.  Although the Funds will endeavor to achieve most favorable execution costs in their portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.  In addition, it is expected that the expenses for custodian arrangements of the Funds’ foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling U.S. securities of equal value.

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Certain foreign governments levy withholding taxes against dividend and interest income paid by citizens or corporations operating therein to investors in other countries.  Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the companies comprising the holdings of the Funds.  However, these foreign withholding taxes are not expected to have a significant impact on the Funds.

FIXED INCOME SECURITIES

The fixed income securities in which the Funds may invest include securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and securities issued by domestic or foreign corporations and other entities.  The Fixed Income Fund invests under normal circumstances at least 80% of its net assets in a portfolio of investment grade corporate fixed income securities and U.S. Government fixed income securities.

Ratings.  As noted above, all of the Funds may invest in various fixed income securities, including fixed income securities that are rated at the time of purchase as investment grade by a nationally recognized statistical rating organization (“NRSRO”), such as Standard & Poor’s (“S&P”) or Moody’s Investor Services Inc. (“Moody’s”), or, if unrated, are determined to be of equivalent quality by the Adviser.  Investment grade fixed income securities include:

●	Securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

●	Bonds or bank obligations rated in one of the four highest categories (such as BBB or higher by S&P);

●	Short-term notes rated in one of the two highest categories (such as SP-2 or higher by S&P); and

●	Commercial paper or short-term bank obligations rated in one of the three highest categories (such as A-3 or higher by S&P).

Investment grade fixed income securities are generally believed to have a lower degree of credit risk.  However, certain investment grade securities with lower ratings are considered medium quality and may be subject to greater credit risk than the highest rated securities.  If a security’s rating falls below that required at the time of purchase, the Adviser will consider what action, if any, should be taken consistent with the Fund’s investment objective. Additional information concerning securities ratings is contained in Appendix A to the SAI.

U.S. Government Securities.  U.S. Government agencies or instrumentalities that issue or guarantee securities include, but are not limited to, Fannie Mae (“FNMA”), Government National Mortgage Association (“GNMA”), Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Intermediate Credit Banks,  Federal Land Banks, Tennessee Valley Authority, Inter-American Development Bank, Asian Development Bank, Sallie Mae and the International Bank for Reconstruction and Development.  These securities generally are supported only by the credit of the corporation.

Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States.  Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies’ obligations; while still others, such as Sallie Mae, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.  Each Fund will invest in securities of such agencies or instrumentalities only when the Adviser is satisfied that the credit risk is acceptable.

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The Funds may invest in component parts of U.S. Treasury notes or bonds, namely either the principal of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations.  These obligations may take the form of: (1) Treasury obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components; or (4) receipts evidencing the component parts (principal or coupons) of Treasury obligations that have not actually been stripped.  Such receipts evidence ownership of component parts of Treasury obligations (principal or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party.  These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investment Growth Receipts” (“TIGRs”) and “Certificates of Accrual on Treasury Securities” (“CATs”), and are not issued by the U.S. Treasury; therefore they are not U.S. Government securities, although the underlying bonds represented by these receipts are debt obligations of the U.S. Treasury.

Investment Grade Fixed Income Securities.  The Funds may invest in fixed income securities of domestic or foreign issuers (corporate bonds, debentures, notes and other similar corporate debt instruments) rated as investment grade at the time of purchase by a NRSRO.

Even fixed income securities rated investment grade by a NRSRO possess some speculative characteristics.  There are risks involved in applying credit ratings as a method for evaluating high yield obligations in that credit ratings evaluate the safety of principal and interest payments, not market value risk.  In addition, credit rating agencies may not change credit ratings on a timely basis to reflect changes in economic or company conditions that affect a security’s market value.  Changes in economic conditions or other circumstances may lead to a weakened capacity of the issuer to make principal and interest payments on such securities.

The Funds will rely on the judgment, analysis and experience of the Adviser in evaluating the creditworthiness of an issuer.  In this evaluation, the Adviser will take into consideration, among other things, the issuer’s financial resources and ability to cover its interest and fixed charges, factors relating to the issuer’s industry and its sensitivity to economic conditions and trends, its operating history, the quality of the issuer’s management and regulatory matters.  The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

The risk of loss due to default by the issuer is significantly greater for the holders of lower quality fixed income securities because such securities are generally unsecured and are often subordinated to other obligations of the issuer.  During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality fixed income securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations.  An issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, its inability to meet specific projected business forecasts, or the unavailability of additional financing.

Factors adversely affecting the market value of fixed income securities will adversely affect the net asset values of Funds that invest in such securities.  In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings.

The secondary trading market for lower-quality fixed income securities is generally not as liquid as the secondary market for higher-quality securities and is very thin for some securities.  The relative lack of an active secondary market may have an adverse impact on market price and a Fund’s ability to dispose of particular issues when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer.  The relative lack of an active secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund’s portfolio.  Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.  During such times, the responsibility of the Board of Trustees or the Adviser to value the securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available.

Non-Investment Grade Fixed Income Securities.  The Funds may invest in non-investment grade fixed income securities (commonly known as “junk bonds”).  The Small Cap Equity, Small-Mid Cap Equity, Equity and Balanced Funds may only invest up to 5% of their respective total assets in non-investment grade fixed income securities.  The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal.  The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of such securities held by the Fund more volatile and could limit the Fund’s ability to sell its securities at prices approximating the values the Fund had placed on such securities.  In the absence of a liquid trading market for securities held by it, a Fund at times may be unable to establish the fair value of such securities.  If the issuer defaults on its obligation, the value of the security would fall and the Fund’s income also would decline.

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Securities ratings are based largely on the issuer’s historical financial condition and the rating agencies’ analysis at the time of rating.  Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition, which may be better or worse than the rating would indicate.  In addition, the rating assigned to a security by an NRSRO does not reflect an assessment of the volatility of the security’s market value or the liquidity of an investment in the security.

Like those of other fixed income securities, the values of non-investment grade securities go up and down in response to changes in interest rates.  A decrease in interest rates generally will result in an increase in the value of fixed income securities.  Conversely, during periods of rising interest rates, the value of the Fund’s fixed income securities generally will decline.  The values of non-investment grade securities often may be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries.  Negative publicity or investor perceptions also may adversely affect the values of non-investment grade securities.  Changes by NRSROs in their ratings of any fixed income security and changes in the ability of an issuer to make payments of interest and principal also may affect the value of these investments.  Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the Fund’s net asset value.

Issuers of lower rated securities often are highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.  Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing.  The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

Mortgage Pass-Through Securities. The Balanced and Fixed Income Funds may invest in residential or commercial mortgage pass-through securities.   Mortgage pass-through securities represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers in the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to the sale of underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost.

There are currently three types of mortgage pass-through securities: (1) those issued by the U.S. Government or one of its agencies or instrumentalities, such as GNMA, FNMA, and FHLMC; (2) those issued by private issuers that represent an interest in or are collateralized by pass-through securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass-through securities without a government guarantee but usually having some form of private credit enhancement.

GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage banks), and backed by pools of FHA-insured or VA-guaranteed mortgages.

Obligations of FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government. In the case of obligations not backed by the full faith and credit of the U.S. Government, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. FNMA and FHLMC may borrow from the U.S. Treasury to meet their obligations, but the U.S. Treasury is under no obligation to lend to FNMA or FHLMC.

Private mortgage pass-through securities are structured similarly to GNMA, FNMA, and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing.

Pools created by private mortgage pass-through issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the private pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or insured by governmental entities, private insurers and the mortgage poolers.

WHEN-ISSUED SECURITIES

The Small Cap Equity, Small-Mid Cap Equity, Balanced and Fixed Income Funds may purchase securities on a “when-issued” basis.  In buying “when-issued” securities, a Fund commits to buy securities at a certain price even though the securities may not be delivered for up to 120 days.  No payment or delivery is made by the Fund in a “when-issued” transaction until the Fund receives payment or delivery from the other party to the transaction.  Although the Fund receives no income from the above-described securities prior to delivery, the market value of such securities is still subject to change.  As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price.  When a Fund purchases securities on a when-issued basis, it will maintain with its custodian cash or liquid securities having an aggregate value equal to the amount of its purchase commitment until payment is made.  The purpose and effect of such maintenance is to prevent the Fund from gaining investment leverage from when-issued transactions.  When-issued securities may decline or increase in value during the period from the Fund’s investment commitment to the settlement of the purchase.

INITIAL PUBLIC OFFERINGS

The Small Cap Equity, Small-Mid Cap Equity, Equity and Balanced Funds may invest in initial public offerings (“IPOs”) if the market capitalization of the issuer falls within or exceeds certain thresholds determined by the Adviser from time to time, and the Adviser otherwise determines participation to be appropriate and in accordance with the Adviser’s policy.  By definition, IPOs have not traded publicly until the time of their offerings.  Special risks associated with IPOs may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company, and limited operating history, all of which may contribute to price volatility.  Many IPOs are issued by undercapitalized companies of small or microcap size.  Investments in IPOs may have a magnified performance impact relative to other investments.

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Pursuant to the Adviser’s Allocation and Aggregation Policy, the Small Cap Equity, Small-Mid Cap Equity, Equity and Balanced Funds will be eligible to participate on a rotating basis in any applicable IPOs that may come available to eligible clients of the Adviser.

ILLIQUID INVESTMENTS, RESTRICTED SECURITIES AND PRIVATE PLACEMENT OFFERINGS

Illiquid Investments.  Illiquid investments are investments that cannot be sold or disposed of within seven days in the ordinary course of business at approximately the prices at which they are valued.  Under the supervision of the Board of Trustees, the Adviser determines the liquidity of a Fund’s investments and, through reports from the Adviser and the Funds’ administrator, the Board monitors investments in illiquid securities.  In determining the liquidity of the Funds’ investments, the Adviser may consider various factors, including the frequency of trades and quotations, the number of dealers and prospective purchasers in the marketplace, dealer undertakings to make a market, the nature of the security, and the nature of the marketplace for trades.  Investments currently considered by the Funds to be illiquid include restricted securities, other than certain foreign securities, restricted securities pursuant to Rule 144A under the Securities Act and commercial paper sold in reliance on Section 4(2) of the Securities Act.  The absence of a trading market can make it difficult to ascertain a market value for illiquid investments.  When no market quotations are available, illiquid investments are priced at fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees.  Disposing of these investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price.  If through a change in values, net assets, or other circumstances, any of the Funds were in a position where more than 15% of its net assets were invested in illiquid securities, the Fund would take appropriate steps to protect liquidity.

Restricted Securities.  Restricted securities can generally be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act or in a registered public offering.  Where registration is required, the Fund(s) may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it or they decide to seek registration and the time the Fund(s) may be permitted to sell a security under an effective registration statement.  If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed at the time it decided to seek registration of the security.

Private Placement Offerings.  The Small Cap Equity, Small-Mid Cap Equity, Balanced and Fixed Income Funds may invest in private placement offerings. Investments in private placement offerings are made in reliance on the “private placement” exemption from registration afforded by Section 4(2) or Regulation D of the Securities Act (“Section 4(2) securities”).  Section 4(2) securities are restricted as to disposition under the federal securities law and generally are sold to institutional investors such as the Funds that agree they are purchasing the securities for investment and not with an intention to distribute to the public.

OTHER INVESTMENT COMPANIES

The Funds may invest in other investment companies to the extent permitted by the 1940 Act.  In addition to the advisory fees and other expenses the Funds bear directly in connection with their own operations, as shareholders of another investment company, the Funds would bear their pro rata portion of the other investment company’s advisory fees and other expenses.  As such, the Funds’ shareholders would indirectly bear the expenses of the Funds and the other investment company, some or all of which would be duplicative.

SECURITIES LENDING

The Small Cap Equity, Small-Mid Cap Equity, Balanced and Fixed Income Funds may lend securities to qualified brokers, dealers, banks and other financial institutions.  Securities lending would allow a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income.  Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans would be made only to parties deemed by the Adviser to be of good standing.  In addition, they would only be made if, in the Adviser’s judgment, the consideration to be earned from such loans would justify the risk.  Such loans would not be made if, as a result, the aggregate of all outstanding loans of a Fund exceed one-third of the value of its total assets.

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It is the Adviser’s understanding that the current view of the staff of the SEC is that a Fund may engage in loan transactions only under the following conditions:  (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (i.e., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments) or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

TEMPORARY INVESTMENTS

The temporary investments that the Funds may make include:

(1)      Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances issued by a commercial bank or savings and loan association.  Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate.  Time deposits maturing in more than seven days will not be purchased by the Funds.  Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution.  Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate.  A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

The Funds may invest in obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), and U.S. branches of foreign banks (Yankee dollars).  Euro and Yankee dollar investments will involve the same risks of investing in international securities that are discussed under “Investment Objective and Policies-Foreign Securities.”  Although the Adviser carefully considers these factors when making investments, the Funds do not limit the amount of its assets which can be invested in any one type of instrument or in any foreign country in which a branch of a U.S. bank or the parent of a U.S. branch is located.

The Funds will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation and (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation.

(2)      Commercial paper which at the time of purchase is rated in the highest rating category by a NRSRO or, if not rated, issued by a corporation having an outstanding unsecured debt issue that meets such rating requirement at time of purchase;

(3)      Short-term corporate obligations rated in the highest rating category by a NRSRO at time of purchase;

(4)      U.S. Government obligations, including bills, notes, bonds and other debt securities issued by the U.S. Treasury.  These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue; and

(5)      U.S. Government agency securities issued or guaranteed by U.S. Government sponsored instrumentalities and Federal agencies.  These include securities issued by the Federal Home Loan Banks, Federal Land Bank, Farmers Home Administration, Farm Credit Banks, Federal Intermediate Credit Bank, Fannie Mae, Federal Financing Bank, the Tennessee Valley Authority, and others.

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TRUSTEES AND OFFICERS OF THE LKCM FUNDS

The Board of Trustees

    The Trust is governed by its Board of Trustees.  The Board is responsible for and oversees the overall management and operations of the Trust and the Funds, which includes the general oversight and review of the Funds’ investment activities, in accordance with federal law and the law of the State of Delaware, as well as the stated policies of the Funds.  The Board oversees the Trust’s officers and service providers, including the Adviser, which is responsible for the management of the day-to-day operations of the Funds based on policies and agreements reviewed and approved by the Board.  In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers, including the Adviser’s personnel and the Trust’s Chief Compliance Officer (“CCO”).  The Board also is assisted by the Trust’s independent registered public accounting firm (who reports directly to the Trust’s Audit and Compliance Committee), independent counsel and other experts as appropriate, all of whom are selected by the Board.  The Board met four times during the fiscal year ended December 31, 2012.

Risk Oversight

Consistent with its responsibility for oversight of the Trust and the Funds, the Board oversees the management of risks relating to the administration and operation of the Trust and the Funds.  The Adviser, as part of its responsibilities for the day-to-day operations of the Funds, is responsible for day-to-day risk management for the Funds.  The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Funds.  The Board performs this risk management oversight directly and, as to certain matters, through its committees and through the Independent Trustees.  The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Funds.

In general, a Fund’s risks include, among others, investment risk, credit risk, liquidity risk, valuation risk and operational risk.  The Board has adopted, and periodically reviews, policies and procedures designed to address risks to the Trust and the Funds.  In addition, under the general oversight of the Board, the Adviser and other service providers to the Funds have themselves adopted a variety of policies, procedures and controls designed to address particular risks to the Funds.  Different processes, procedures and controls are employed with respect to different types of risks.

The Board also oversees risk management for the Trust and the Funds through review of regular reports, presentations and other information from officers of the Trust and other persons.  The Funds’ CCO and senior officers of the Adviser regularly report to the Board on a range of matters, including those relating to risk management.  The Board also regularly receives reports from the Adviser with respect to the Funds’ investments.  In addition to regular reports from the Adviser, the Board also receives reports regarding other service providers to the Trust, either directly or through the Adviser or the Funds’ CCO, on a periodic or regular basis.  At least annually, the Board receives a report from the Funds’ CCO regarding the effectiveness of the Funds’ compliance program.  Also, on an annual basis, the Board receives reports, presentations and other information from the Adviser in connection with the Board’s consideration of the renewal of the Trust’s advisory agreement with the Adviser and the Trust’s distribution plans under Rule 12b-1 under the 1940 Act.

     The CCO also reports regularly to the Audit and Compliance Committee on Fund valuation matters.  In addition, the Audit and Compliance Committee receives regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters.  On at least a quarterly basis, the Independent Trustees meet with the Funds’ CCO to discuss matters relating to the Funds’ compliance program.

Board Structure and Related Matters

Board members who are not “interested persons” of the Funds as defined in Section 2(a)(19) of the 1940 Act are (“Independent Trustees”) constitute two-thirds of the Board.  H. Kirk Downey, an Independent Trustee, serves as Chairman of the Board.  As Chairman, Mr. Downey’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and Interested Trustees; and serving as a liaison with other Trustees, the Trust’s officers and other management personnel, and counsel to the Funds.  As Chairman, Mr. Downey also performs such other duties as the Board may from time to time determine.

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     The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter approved by the Board that delineates the specific responsibilities of that committee.  The Board has established three standing committees: the Audit and Compliance Committee, the Nominating Committee and the Qualified Legal Compliance Committee.  The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations.  The Board believes that its leadership structure, including its independent Chairman and Board committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of the Funds, the number of Funds overseen by the Board, the arrangements for the conduct of the Funds’ operations, the number of Trustees, and the Board’s responsibilities.  On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of Funds in the complex.

The Board holds four regularly scheduled in-person meetings each year.  The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings.  During a portion of each in-person meeting, the Independent Trustees meet outside of management’s presence.  The Independent Trustees may hold special meetings, as needed, either in person or by telephone.

The Trustees of the Trust are identified in the tables below, which provide information as to their year of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held in public companies during the past five years

Independent Trustees
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
H. Kirk Downey 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1942	Chairman of the Board of Trustees Trustee	Since 2005 Since 1994	President and CEO, Texas Systems, LLC and CEO, Texas learning systems LLC since 1999 (education companies); Dean, M.J. Neeley School of Business, Texas Christian University Business School from 1987 to 1999.	8	Non-Executive Chairman of the Board of AZZ Incorporated.
Earle A. Shields, Jr. 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1920	Trustee	Since 1994	Consultant; formerly Consultant for NASDAQ Corp. and Vice President, Merrill Lynch & Co., Inc.	8	None
Richard J. Howell 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1942	Trustee Chairman of the Audit and Compliance Committee	Since 2005 Since 2008	CPA; Adjunct Faculty at SMU Cox School of Business from 2004 to 2009; Consulting Services, since 2002; Audit Partner, Arthur Andersen LLP from 1974 to 2002.	8	Red Robin Gourmet Burgers, Inc.
Larry J. Lockwood 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1953	Trustee	Since 2013	C. R. Williams Professor of Finance, Stan Block Endowed Chair in Finance, Department of Finance, Neeley School of Business, Texas Christian University since 1994.	8	None
(1)	Each Trustee holds office during the lifetime of the Trust until that individual resigns, retires or is otherwise removed or replaced.

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Interested Trustee
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
J. Luther King, Jr. (2) 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1940	Trustee, President and Chief Executive Officer	Since 1994	Chairman, President and Director, Luther King Capital Management Corporation since 1979.	8	Tyler Technologies, Inc. and Encore Energy Partners, L.P.
Steven R. Purvis(2) 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1964	Trustee Vice President	Since 2013 Since 2000	Principal, Luther King Capital Management since 2004, Vice President and Portfolio Manager, Luther King Capital Management since 1996.	8	None
(1)	Each Trustee holds office during the lifetime of the Trust until that individual resigns, retires or is otherwise removed or replaced.
(2)	Messrs. King and Purvis are each considered an “interested person” of the Trust (as defined in the 1940 Act) because of their affiliation with the Adviser.

In addition to the information set forth in the tables above and other relevant qualifications, experience, attributes or skills applicable to a particular Trustee, the following provides further information about the qualifications and experience of each Trustee.

H. Kirk Downey:  Mr. Downey has extensive organizational and business experience as president and chief executive officer of a private company, service as the dean of a private university’s business school, service as the non-executive chairman of the board of a publicly held corporation, and multiple years of service as a Trustee.

Earle A. Shields, Jr.:  Mr. Shields has extensive experience in the investment management industry as a consultant for a financial services industry corporation, service as vice president for a global financial services firm, service as a member to numerous charitable boards, and multiple years of service as a Trustee.

Richard J. Howell:  Mr. Howell has extensive audit and business experience as a certified public accountant, service as a partner in a global accounting firm, service as a faculty member at a private university’s business school, service as a director of a publicly held corporation and multiple years of service as a Trustee.

J. Luther King, Jr.:  Mr. King has extensive experience in the investment management industry as chairman, president and director of an investment management firm, service on the board of numerous public and private corporations and foundations, and multiple years of service as a Trustee.

Steven R. Purvis:   Mr. Purvis has extensive experience as principal of an investment management firm and service as a portfolio manager, director of research and senior analyst.

Larry J. Lockwood:   Mr. Lockwood has extensive experience in finance as professor of finance at the business school of a private university and service as a chartered financial analyst, business consultant and lecturer.

The table below sets forth the compensation paid by the Trust to each of the Trustees of the Trust during the fiscal year ended December 31, 2012:

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COMPENSATION TABLE

Name of Person	Aggregate Compensation from the Funds	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from all Funds in the Trust Complex(1)
Interested Trustee
J. Luther King, Jr.	$0	$0	$0	$0
Steven R. Purvis(2)	$0	$0	$0	$0

Disinterested Trustees
H. Kirk Downey	$57,500	$0	$0	$57,500
Richard J. Howell	$55,000	$0	$0	$55,000
Earle A. Shields, Jr.	$50,000	$0	$0	$50,000
Larry J. Lockwood(2)	$0	$0	$0	$0
(1)	There are currently eight Funds comprising the Trust, three of which are offered in a separate Prospectus and SAI.
(2)	Mr. Purvis and Mr. Lockwood were elected to the Board of Trustees of the Trust at a special meeting of shareholders held on February 21, 2013.

As of January 1, 2013, the Independent Trustees receive an annual retainer of $40,000, with the Chairman of the Board receiving an additional $10,000 retainer and the Chairman of the Audit and Compliance Committee receiving an additional $6,000 retainer.  Each Independent Trustee also will receive a meeting fee of $4,500 for each Board meeting attended in person and a meeting fee of $2,000 for each telephonic meeting, and will be reimbursed for their reasonable out of pocket expenses incurred in attending Board meetings.  Independent Trustees may also receive a meeting fee for each Board committee meeting attended in person or by telephone if so determined by the chairman of the applicable Board committee.

Board Ownership in the Funds

The table below sets forth the dollar range of the value of the shares of each Fund, and the dollar range of the aggregate value of the shares of all Funds in the Trust overseen by a Trustee, owned beneficially by each Trustee as of December 31, 2012.  For purposes of this table, beneficial ownership is defined to mean a direct or indirect pecuniary interest.  Exact dollar amounts of securities held are not listed in the table.  Rather, the ranges are identified according to the following key:

Key
A.	None
B.	$1 - $10,000
C.	$10,001 - $50,000
D.	$50,001 - $100,000
E.	over $100,000

Name of Trustee	Small Cap Equity Fund	Small-Mid Cap Equity Fund	Equity Fund	Balanced Fund	Fixed Income Fund	Aggregate Dollar Range of Equity Securities in Trust Complex*
H. Kirk Downey, Independent Trustee	A	A	C	A	A	C

Richard J. Howell, Independent Trustee	C	A	A	A	A	C

Earle A. Shields, Jr. Independent Trustee	E	A	A	A	A	E

Larry J. Lockwood** Independent Trustee	A	A	A	A	A	A

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Name of Trustee	Small Cap Equity Fund	Small-Mid Cap Equity Fund	Equity Fund	Balanced Fund	Fixed Income Fund	Aggregate Dollar Range of Equity Securities in Trust Complex*
J. Luther King, Jr.(1) Interested Trustee, President and Chief Executive Officer	E	A	E	A	A	E

Steven R. Purvis**(1) Interested Trustee, Vice President	E	E	A	A	A	E
*	There are currently eight Funds comprising the Trust, three of which are offered in a separate Prospectus and SAI.
**	Mr. Purvis and Mr. Lockwood were elected to the Board of Trustees of the Trust at a special meeting of shareholders held on February 21, 2013.
(1)
Messrs. King and Purvis are Principals of the Adviser and participants in the Adviser’s profit sharing plan, each of which own shares of the Funds as indicated under “Portfolio Managers – Ownership of Securities.”

Board Committees

    Audit and Compliance Committee.  The Trust has an Audit and Compliance Committee, consisting of Messrs. Downey, Howell, Shields and Lockwood.  The members of the Audit and Compliance Committee are Independent Trustees.  The primary responsibilities of the Audit and Compliance Committee are to make recommendations to the Board as to: the engagement or discharge of the Trust’s independent registered public accounting firm (including the audit fees charged by the accounting firm); the supervision of investigations into matters relating to audits; the review with the independent registered public accounting firm of the results of audits; oversight of the Trust’s compliance with legal and regulatory requirements, internal control over financial reporting and independent audits; and addressing any other matters regarding audits and compliance.  The Audit and Compliance Committee met two times during the fiscal year ended December 31, 2012.

Nominating Committee.  The Trust has a Nominating Committee, consisting of Messrs. Downey, Howell, Shields and Lockwood.  The Nominating Committee is responsible for the selection and nomination for appointment of candidates to serve as Trustees of the Trust.  The Nominating Committee will review shareholders’ nominations to fill vacancies on the Board.  Shareholders can submit recommendations in writing addressed to the attention of the chair of the Nominating Committee, 301 Commerce Street, Suite 1600, Fort Worth, Texas 76102.  A shareholder’s recommendation must include the following information about the nominee: (1) name; (2) date of birth; (3) education; (4) business, professional or other relevant experience and areas of expertise; (5) current business, professional or other relevant experience and areas of expertise; (6) current business and home addresses and contact information; (7) other board positions or prior experience; and (8) any knowledge and experience relating to investment companies and investment company governance.  The Nominating Committee met two times during the fiscal year ended December 31, 2012.

With respect to the criteria the Nominating Committee uses for selecting nominees, a successful candidate should have certain uniform characteristics, such as a very high level of integrity, appropriate experience, and a commitment to fulfill the fiduciary duties inherent in Board membership.  The Nominating Committee also will consider the extent to which potential candidates possess sufficiently diverse skill sets and diversity characteristics that would contribute to the Board’s overall effectiveness.

Qualified Legal Compliance Committee.  The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Downey, Howell, Shields and Lockwood.  The members of the Qualified Legal Compliance Committee are Independent Trustees.  The primary responsibility of the Trust’s Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report made or referred to the Qualified Legal Compliance Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee, or agent of the Trust.  The Qualified Legal Compliance Committee did not meet during the fiscal year ended December 31, 2012.

The Trust does not hold annual shareholder meetings and, therefore, does not have a policy with respect to Trustees’ attendance at such meetings.

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Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business.  As of the date of this SAI, the officers of the Trust are identified in the following table, which provides information as to their year of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and, for officers who also serve as Trustees, other directorships held in public companies during the past five years.

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
J. Luther King, Jr.(2) 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1940	Trustee, President and Chief Executive Officer	Since 1994	Chairman, President and Director, Luther King Capital Management Corporation since 1979.	8	Tyler Technologies, Inc. and Encore Energy Partners, L.P.
Steven R. Purvis(2) 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1964	Trustee Vice President	Since 2013 Since 2000	Principal, Luther King Capital Management since 2004, Vice President and Portfolio Manager, Luther King Capital Management since 1996.	8	None
Paul W. Greenwell 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1950	Vice President	Since 1996	Principal, Luther King Capital Management since 1986, Vice President and Portfolio Manager, Luther King Capital Management since 1983.	N/A	N/A
Richard Lenart 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1966	Secretary and Treasurer	Since 2006	Luther King Capital Management since 2005.	N/A	N/A
Jacob D. Smith 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1974	Chief Financial Officer Chief Compliance Officer	Since 2010 Since 2006	Chief Financial Officer since 2010, General Counsel and Chief Compliance Officer, Luther King Capital Management since 2006.	N/A	N/A
(1)	Each officer holds office for a one-year term, and then may be re-elected by the Board of Trustees annually.
(2)	Messrs. King and Purvis are each considered to be an “interested person” of the Trust (as defined in the 1940 Act) because of their affiliation with the Adviser.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any of the Funds.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  A person who controls a Fund may be able to determine the outcome of any matter submitted to a vote of shareholders.  As of March 31, 2013, the following persons owned of record or are known by the Funds to own beneficially 5% or more of the outstanding shares of the Funds.

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PRINCIPAL SHAREHOLDERS
SMALL CAP EQUITY FUND – Institutional Class

Name and Address	Number of Shares	Percent of Class	Percent of Total Fund	Record or Beneficial
National Financial Services LLC For the Exclusive Benefit of its Customers Attn Mutual Funds Dept 5th Floor 200 Liberty St. #1WFC New York, NY 10281-1003	7,536,424	20.3%	19.3%	Record
Charles Schwab & Co., Inc. Special Custody Account For the Exclusive Benefit of its Customers Attn Mutual Funds 211 Main St. San Francisco, CA 94105-1905	7,515,328	20.3%	19.3%	Record
Frost National Bank Attn Mutual Funds SEI Private Trust Co. One Freedom Valley Dr. Oaks, PA 19456-9989	2,807,114	7.6%	7.2%	Record
UMBSC&CO FBO Omnibus Investment Management P.O. Box 419260 Kansas City, MO 64141-6260	2,472,763	6.7%	6.3%	Record

PRINCIPAL SHAREHOLDERS
SMALL CAP EQUITY FUND – Adviser Class

Name and Address	Number of Shares	Percent of Class	Percent of Total Fund	Record or Beneficial
National Financial Services LLC For the Exclusive Benefit of its Customers Attn Mutual Funds Dept 5th Floor 200 Liberty St. #1WFC New York, NY 10281-1003	1,137,862	61.6%	29.2%	Record

Charles Schwab & Co., Inc. Special Custody Account For the Exclusive Benefit of its Customers Attn Mutual Funds 211 Main St. San Francisco, CA 94105-1905	522,295	28.2%	13.4%	Record
JP Morgan Chase Bank Cust For the Benefit of Hughes, Hubbard & Reed Defined Contrib Ret Plan 11500 Outlook St. Overland Park, KS 66211-1804	102,851	5.6%	2.6%	Record

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PRINCIPAL SHAREHOLDERS
SMALL-MID CAP EQUITY FUND – Institutional Class

Name and Address	Number of Shares	Percent of Fund	Record or Beneficial
Charles Schwab & Co., Inc. Attn Mutual Funds 211 Main St. San Francisco, CA 94105-1905	3,323,359	11.9%	Record
USAA Federal Savings Bank For the Benefit of its Clients P.O. Box 690827 San Antonio, TX 78269-0827	2,354,782	8.4%	Record

PRINCIPAL SHAREHOLDERS
EQUITY FUND

Name and Address	Number of Shares	Percent of Fund	Record or Beneficial
Charles Schwab & Co., Inc. Special Custody Account For the Exclusive Benefit of its Customers Attn Mutual Funds 211 Main St. San Francisco, CA 94105-1905	4,696,655	44.9%	Record
Frost National Bank Attn Mutual Funds SEI Private Trust Co. One Freedom Valley Dr. Oaks, PA 19456-9989	1,970,977	18.8%	Record
National Financial Services LLC For the Exclusive Benefit of its Customers Attn Mutual Funds Dept 5th Floor 200 Liberty St. #1WFC New York, NY 10281-1003	918,787	8.8%	Record
Luther King Capital Management Corporation Profit Sharing Plan 301 Commerce Street, Suite 1600 Fort Worth, Texas 76102	744,968	7.1%	Beneficial

PRINCIPAL SHAREHOLDERS
BALANCED FUND

Name and Address	Number of Shares	Percent of Fund	Record or Beneficial
Charles Schwab & Co., Inc. Special Custody Account For the Exclusive Benefit of its Customers Attn Mutual Funds 211 Main St. San Francisco, CA 94105-1905	797,960	54.5%	Record

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Name and Address	Number of Shares	Percent of Fund	Record or Beneficial
Luther King Capital Management Corporation Profit Sharing Plan 301 Commerce Street, Suite 1600 Fort Worth, Texas 76102	226,165	15.5%	Beneficial
Luther King Capital Management Corporation 301 Commerce Street, Suite 1600 Fort Worth, Texas 76102	122,386	8.4%	Beneficial
Susan M. Pritchett c/o Luther King Capital Management Corporation 301 Commerce Street, Suite 1600 Fort Worth, Texas 76102	80,052	5.5%	Beneficial

PRINCIPAL SHAREHOLDERS
FIXED INCOME FUND

Name and Address	Number of Shares	Percent of Fund	Record or Beneficial
Charles Schwab & Co., Inc. Special Custody Account For the Exclusive Benefit of its Customers Attn Mutual Funds 211 Main St. San Francisco, CA 94105-1905	7,302,122	38.0%	Record
Frost National Bank Attn Mutual Funds SEI Private Trust Co. One Freedom Valley Dr. Oaks, PA 19456-9989	6,857,952	35.7%	Record
Strafe & Co. For the Benefit of its Clients P.O. Box 6924 Newark, DE 19714-6924	1,866,908	9.7%	Record
Community Foundation of North Texas c/o Luther King Capital Management Corporation 301 Commerce Street, Suite 1600 Fort Worth, Texas 76102	1,173,248	6.1%	Beneficial

Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Funds.  No shareholder information is provided for the Small-Mid Cap Equity Fund – Adviser Class or the Equity Fund – Adviser Class as these classes were not offered for sale prior to the date of this SAI.

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PROXY VOTING PROCEDURES

The Funds have delegated their authority to vote proxies to the Adviser, with respect to all Funds subject to the supervision of the Board of Trustees.  The Adviser’s proxy voting policies are summarized below.

GENERAL

The Adviser’s Chief Compliance Officer (“Adviser CCO”) is responsible for monitoring the proxy voting process, including engaging and overseeing any third-party vendor retained to review, monitor, or vote proxies.

The Adviser has engaged Institutional Shareholder Services, Inc. (“ISS”) as its voting delegate to:

(1)	research and make voting determinations in accordance with the policies and procedures described herein;
(2)	vote and submit proxies in a timely manner;
(3)	handle other administrative functions of proxy voting;
(4)	maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;
(5)	maintain records of votes cast; and
(6)	provide recommendations with respect to proxy voting matters in general.

The Adviser has determined that, except as set forth below, proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global ISS Voting Guidelines in effect at the time of voting (as applicable, the “ISS Voting Guidelines”).  The Adviser will periodically review the ISS Voting Guidelines, including any significant changes or updates thereto.  In connection with such reviews, the Adviser may determine that it is not in the best interest of the Funds to vote proxies in accordance with the ISS Voting Guidelines on certain matters.  In such event, the Adviser will follow the procedures below in connection with voting any such proxies contrary to the ISS Voting Guidelines.

In the event the ISS Voting Guidelines do not address how a proxy should be voted, the Adviser will vote the proxy in accordance with ISS recommendations.  If ISS refrains from making any such recommendations, the Adviser will vote the proxy consistent with the Fund’s best interest.  Prior to voting any proxies in the absence of ISS recommendations, however, the Adviser CCO will determine whether any material conflict of interest may exist between the Adviser and the Fund with respect thereto.  If the Adviser CCO determines that any such material conflict of interest may exist, the Adviser will follow the procedures below in connection with the voting of such proxies.

There may be circumstances under which the Adviser believes that it is in the best interest of a Fund to vote proxies in a manner inconsistent with the ISS Voting Guidelines or ISS recommendations.  Prior to voting any proxies inconsistent with the ISS Voting Guidelines or ISS recommendations, however, the Adviser CCO will determine whether any material conflict of interest may exist between the Adviser and the Fund with respect thereto.  If the Adviser CCO determines that any such material conflict of interest may exist, the Adviser will follow the procedures below in connection with the voting of such proxies.

The Adviser maintains records relating to the implementation of its proxy voting policies and procedures, including, but not limited to, (i) records of each vote cast, which ISS maintains on the Adviser’s behalf, and (ii) documents considered or prepared by the Adviser that are material in making a decision to vote proxies on behalf of a Fund or that memorialize the basis for that decision.

CONFLICTS OF INTEREST

The Adviser has reviewed ISS’ conflict of interest policy and code of ethics, which address conflicts of interest that could arise in connection with proxy advisory services provided by ISS or its affiliates.  The Adviser believes that ISS’ conflict of interest policy and code of ethics contain policies and procedures that are reasonably designed to minimize any such potential conflicts of interest.

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In the event that the Adviser or the Adviser CCO determines that voting a proxy may present a material conflict of interest between the Adviser and the Fund, the Adviser will (1) in cases where ISS had made a recommendation, take no further action, in which case ISS shall vote such proxy in accordance with the ISS Voting Guidelines or ISS recommendations, as applicable, (2) disclose such conflict of interest to the Board of Trustees and obtain written direction from the Board as to how to vote the proxy, (3) suggest that the Board engage another party to determine how to vote the proxy, or (4) engage another independent third party to determine how to vote the proxy.

Notwithstanding the foregoing, the Adviser must vote proxies in the best interest of the Funds when material conflicts of interest may exist with respect thereto.  The Adviser believes that these policies and procedures are reasonably designed to address material conflicts of interest that may arise between the Adviser and the Funds as to the manner in which proxies are voted.

MORE INFORMATION

The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request by calling toll-free, (800) 688-LKCM or by accessing the SEC’s website at www.sec.gov.  In addition, a copy of the Funds’ proxy voting policies and procedures are currently available by calling (800) 688-LKCM and will be sent within three business days of receipt of a request.

INVESTMENT ADVISER

The investment adviser of the Funds is Luther King Capital Management Corporation a Delaware corporation controlled by J. Luther King, Jr. (the “Adviser”).  The Adviser’s parent company is Southwest JLK Corporation, a Texas corporation of which Mr. King is the majority owner and controlling shareholder. Mr. King is a member of the Board of Trustees and President, Chief Executive Officer and Portfolio Manager of the Trust.  Under an Investment Advisory Agreement (the “Agreement”) with the Funds, the Adviser manages the investment and reinvestment of the Funds’ assets, subject to the control and supervision of the Board of Trustees.  The Adviser is responsible for making investment decisions for the Funds and for placing the Funds’ purchase and sale orders.  Under the Agreement, the Funds pay the Adviser an advisory fee calculated by applying a quarterly rate, equal on an annual basis to the following numbers shown as a percentage of average daily net assets for the quarter.  However, the Adviser has contractually agreed to cap its advisory fees and reimburse expenses to the extent necessary to keep the total operating expenses of the Funds from exceeding the respective caps as shown in the following table.

The advisory fees and expense caps for the current fiscal year are as follows:

	Advisory Fee	Cap on Total Annual Operating Expenses
Small Cap Equity Fund - Institutional Class	0.75%	1.00%
Small Cap Equity Fund - Adviser Class	0.75%	1.25%
Small-Mid Cap Equity Fund - Institutional Class	0.75%	1.00%
Small-Mid Cap Equity Fund - Adviser Class	0.75%	1.25%
Equity Fund – Institutional Class	0.70%	0.80%
Equity Fund – Adviser Class	0.70%	1.05%
Balanced Fund	0.65%	0.80%
Fixed Income Fund	0.50%	0.65%

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As compensation for the services rendered by the Adviser under the Agreement, for the fiscal years ended December 31, 2012, 2011 and 2010 the Adviser earned and capped and/or reimbursed the amounts listed below.

	Advisory Fees Incurred	Capped Fees and/or Expenses Reimbursed by Adviser	Net Fees paid to the Adviser
Small Cap Equity Fund
Year Ended December 31, 2010	$4,561,545	$0	$4,561,545
Year Ended December 31, 2011	$5,981,096	$0	$5,981,096
Year Ended December 31, 2012	$6,566,837	$0	$6,566,837

Small-Mid Cap Equity Fund
Period Ended December 31, 2011*	$68,556	$104,564	$0
Year Ended December 31, 2012	$1,122,052	$263,974	$858,078

Equity Fund
Year Ended December 31, 2010	$394,979	$137,617	$257,362
Year Ended December 31, 2011	$607,186	$167,923	$439,263
Year Ended December 31, 2012	$904,398	$204,881	$699,517

Balanced Fund
Year Ended December 31, 2010	$93,582	$64,824	$28,758
Year Ended December 31, 2011	$123,676	$65,317	$58,359
Year Ended December 31, 2012	$135,253	$62,559	$72,694

Fixed Income Fund
Year Ended December 31, 2010	$784,666	$120,803	$663,863
Year Ended December 31, 2011	$843,965	$113,787	$730,178
Year Ended December 31, 2012	$989,911	$127,253	$862,658

*	The Small-Mid Cap Equity Fund commenced operations on May 2, 2011.

PO R TFOLIO MANAGERS

The portfolio managers listed below have responsibility for the day-to-day management of accounts other than the Small Cap Equity, Small-Mid Cap Equity, Equity, Balanced and Fixed Income Funds.  The information listed below for such other accounts is as of December 31, 2012.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
J. Luther King, Jr.	3 $97 million	7 $940 million	293 $4.0 billion	0	5 $308 million	0
Steven R. Purvis	3 $97 million	0	82 $1.4 billion	0	0	0
Scot C. Hollmann	0	0	226 $1.0 billion	0	0	0
Joan M. Maynard	0	0	12 $78 million	0	0	0
Mark L. Johnson	0	0	41 $58 million	0	0	0
Mason D. King	0	0	0	0	0	0
Jonathan B. Deweese	1 $12 million	0	0	0	0	0

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	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Benjamin M. Cowan	1 $12 million	0	0	0	0	0

Conflicts of Interest

The portfolio managers are responsible for managing the Funds and other separately managed accounts, including accounts for investment companies, employee benefit plans, pension plans, endowments, foundations, trusts, and high net worth individuals, and with respect to Mr. King, certain private pooled investment vehicles.  When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another.  The principal types of conflicts of interest that may arise are discussed below.  The Adviser believes that it has established policies and procedures that are reasonably designed to mitigate these potential conflicts of interest.

•
The portfolio managers are responsible for managing other accounts that may have investment objectives, strategies, and risk profiles that differ from those of the Funds.  The portfolio managers make investment decisions for each account based on its investment objectives and guidelines, policies, and other relevant considerations.  Consequently, the portfolio managers may purchase or sell securities at the same or different times for one account and not another account or the Funds.  The portfolio managers may also make investment decisions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Funds, or make investment decisions that are similar to those made for the Funds, both of which have the potential to adversely impact the Funds depending on market conditions.

•
The portfolio managers may purchase or sell for their own accounts securities that are purchased or sold on behalf of the Funds.  The portfolio managers also may have a beneficial interest in accounts managed by the Adviser, other than the Funds.  The Adviser has implemented a code of ethics and other policies and procedures in an effort to mitigate these potential conflicts of interest.

•
The portfolio managers could favor one account over another in allocating new investment opportunities of a limited nature, such as initial public offerings and private placements.  The Adviser has implemented policies and procedures, including a rotational system for allocating initial public offerings, in an effort to ensure that investment opportunities of a limited nature are allocated fairly and equitably among eligible accounts.

•
The portfolio managers could favor one account over another in the order in which trades for accounts are placed.  If the portfolio managers determine to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions.  The Adviser has implemented trade allocation and aggregation policies and procedures in an effort to mitigate this potential conflict of interest.

•
The portfolio managers are responsible for managing other accounts including, with respect to Mr. King, private investment funds, some of which may entitle the Adviser to incentive fees and/or management fees exceeding those paid by the Funds.  This compensation structure may present a potential conflict of interest because the Adviser and the portfolio managers may be incentivized to favor such accounts over the Funds.

•
The Adviser and the portfolio managers may have significant personal investments in some of the private investment funds managed by the Adviser.  As a result of such investments, the Adviser and the portfolio managers may be motivated to favor these funds over the Funds.

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Under Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may pay commissions to brokers for the Funds’ transactions that exceed the amount of commissions that would be charged by another broker for the same transactions, provided that the Adviser determines in good faith that the amount of commissions paid are reasonable in relation to the value of the brokerage and research services provided by such broker, either in terms of a particular transaction or the Adviser’s overall responsibilities with respect to accounts for which it exercises investment discretion.  Pursuant to Section 28(e), the Adviser has entered into soft dollar and commission sharing arrangements with third parties and brokers for eligible brokerage and research products and services.  A potential conflict of interest may exist because the Adviser receives these brokerage and research products and services from brokers in exchange for directing commissions from the Funds’ transactions, rather than paying for these products and services with its own assets.  The Adviser has implemented policies and procedures governing its use of such soft dollar and commission sharing arrangements.

Compensation

As an independent firm, the Adviser has full control over its compensation structure.  The Adviser seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals.  Each member of the professional staff is provided a salary.  They also are eligible to participate in the Adviser’s profit sharing plan. The majority of compensation is derived from bonuses, which are discretionary and based on individual merit as well as success of the Adviser in any given year.  Criteria for individual bonuses include, among other factors, stock selection, relationship building, investment performance, client service, and portfolio management.  There is no standard formula or method for determining bonuses and the factors considered for bonuses vary by individual.  Compensation is not based directly on the performance of the Funds or the net asset levels of the Funds.

Ownership of Securities

At April 1, 2013, the officers and Trustees of the Trust as a group owned less than 1% of the Small Cap Equity Fund, Small-Mid Cap Equity Fund, and the Equity Fund, and no shares of the Balanced Fund or the Fixed Income Fund.

The Adviser’s employees, including officers of the Trust and portfolio managers of the Funds, are participants in the Luther King Capital Management Corporation Profit Sharing Plan (“LKCM Profit Sharing Plan”).  At April 1, 2013, the LKCM Profit Sharing Plan owned less than 1% of the Small Cap Equity Fund, less than 1% of the Small-Mid Cap Equity Fund, approximately 7.1% of the Equity Fund, approximately 15.5% of the Balanced Fund, and approximately 2.9% of the Fixed Income Fund.  J. Luther King, Jr. serves as trustee of the LKCM Profit Sharing Plan.  Mr. King disclaims beneficial ownership of shares of the Funds held by the LKCM Profit Sharing Plan, except to the extent of his pecuniary interest therein.

At April 1, 2013, the Adviser owned less than 1% of the Small Cap Equity Fund, the Equity Fund and the Fixed Income Fund, no shares of the Small-Mid Cap Equity Fund, and approximately 8.4% of the Balanced Fund.  J. Luther King, Jr. controls the Adviser and is the majority shareholder of the Adviser’s parent company.  Mr. King disclaims beneficial ownership of shares of the Funds held by the Adviser, except to the extent of his pecuniary interest therein.

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Each portfolio manager of the Funds also owned the following amounts of shares of each of the Funds as of April 1, 2013:

Key
A.	None
B.	$1 - $10,000
C.	$10,001 - $50,000
D.	$50,001 - $100,000
E.	$100,001 - $500,000
F.	$500,001 - $1,000,000
G.	Over $1,000,000

Fund Name	Name of Portfolio Manager	Dollar Range of Shares Owned
Small Cap Equity Fund	Steven R. Purvis J. Luther King, Jr. Jonathan B. Deweese Benjamin M. Cowan	F G A B
Small-Mid Cap Equity Fund	Steven R. Purvis J. Luther King, Jr. Jonathan B. Deweese Benjamin M. Cowan	F A A B
Equity Fund	J. Luther King, Jr. Scot C. Hollmann Steven R. Purvis Mason D. King	G A A E
Balanced Fund	Scot C. Hollmann J. Luther King, Jr. Mark L. Johnson	E A A
Fixed Income Fund	Joan M. Maynard Scot C. Hollmann Mark L. Johnson	A D A

PORTFOLIO TRANSACTIONS AND BROKERAGE

THE ADVISER

The Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Funds and directs the Adviser to use its best efforts in seeking best execution with respect to all securities transactions for the Funds.  In selecting brokers or dealers for securities transactions for the Funds, the Adviser may consider, among other things:  the quality of executions and liquidity provided by the broker; the ability of the broker to maintain confidentiality of client orders and order flow; the ability of the broker to minimize market impact for client transactions; the commission rates charged by the broker in comparison to the rates of other brokers for similar transactions; the broker’s provision of eligible brokerage and research services; the broker’s ability to obtain timely, accurate, and cost-effective executions; the ability of the broker to accurately communicate the nature of the market for a particular security; the broker’s execution policies and commitment to providing best execution; the size and volume of the broker’s order flow; and the efficiency and accuracy of the broker’s operations area with regard to settlement procedures.

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As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may cause the Funds to pay higher commission rates than the lowest available when the Adviser believes in good faith that the commissions paid are reasonable in light of the value of the brokerage or research services provided by the broker, either in terms of a particular transaction or the Adviser’s overall responsibilities with respect to accounts for which it has investment discretion.  These services generally include third-party and proprietary analyses and reports concerning issuers, industries, securities, general economic and market conditions and trends, portfolio strategy; third-party and proprietary analyses and reports regarding the value of securities, the advisability of purchasing or selling securities, and the availability of sellers and purchasers of securities; and services related to effecting securities transactions and performing functions incidental thereto.  The Adviser may use some of these services in providing investment advisory services to all of its clients, and not all of these services may be used by the Adviser in providing investment advisory services to the Funds.  During the fiscal year ended December 31, 2012, the Small Cap Equity Fund, Small-Mid Cap Equity Fund, Equity Fund and Balanced Fund directed transactions to brokers pursuant to which the brokers provided third-party or proprietary research or brokerage services to the Adviser.  Pursuant to these arrangements to receive research and brokerage services, during the fiscal year ended December 31, 2012 it is estimated that the Small Cap Equity Fund paid total commissions of $507,287 on transactions with a principal value of $376.7 million, the Small-Mid Cap Equity Fund paid total commissions of $166,467 on transactions with a principal value of $143.8 million, the Equity Fund paid total commissions of $28,952 on transactions with a principal value of $31.4 million, and the Balanced Fund paid total commissions of $1,842 on transactions with a principal value of $1.3 million.

It is not the Adviser’s practice to allocate brokerage or principal business on the basis of sales of shares of Funds that may be made through intermediary brokers or dealers.  However, the Adviser may place orders with qualified broker-dealers who recommend the Funds or who act as agents in the purchase of shares of the Funds for their clients. The Adviser does not have an affiliated broker, therefore it has not performed any affiliated brokerage transactions.  The aggregate amount of brokerage commissions paid by each Fund during the past three fiscal years is as follows:

	Fiscal Year Ended December 31,
	2010	2011	2012
Small Cap Equity Fund	$1,446,245	$1,410,807	$1,309,050
Small-Mid Cap Equity Fund*	NA	$42,257	$467,667
Equity Fund	$38,203	$69,138	$65,359
Balanced Fund	$2,804	$11,238	$4,430
Fixed Income Fund	$0	$6,000	$0

*	The Small-Mid Cap Equity Fund commenced operations on May 2, 2011.

Some securities considered for investment by the Funds may also be appropriate for other clients served by the Adviser.  If purchases or sales of securities consistent with the investment policies of the Funds and one or more of these other clients serviced by the Adviser are considered at or about the same time, transactions in such securities may be allocated among the Funds and clients in accordance with the Adviser’s Allocation and Aggregation Policy or in any other manner deemed fair and reasonable by the Adviser.

As of December 31, 2012, the following Funds owned the following securities of its “regular brokers or dealers” (as defined in the 1940 Act) or their parents:

Equity Fund

Security of “Regular Broker/Dealer” of the Fund	Value of Fund’s Aggregate Holding of Securities as of December 31, 2012
Bank of America Corporation	$1,798,000

Balanced Fund

Security of “Regular Broker/Dealer” of the Fund	Value of Fund’s Aggregate Holding of Securities as of December 31, 2012
JPMorgan Chase & Co.	$318,028
BB&T Corporation	$203,843
The Bank of New York Mellon Corporation	$183,442

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Fixed Income Fund

Security of “Regular Broker/Dealer” of the Fund	Value of Fund’s Aggregate Holding of Securities as of December 31, 2012
JPMorgan Chase & Co.	$9,358,412
BB&T Corporation	$8,288,023
Bank of America Corporation	$2,166,843
The Bank of New York Mellon Corporation	$ 773,604

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of long-term portfolio securities for the fiscal year by (2) the monthly average of the value of long-term portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

The Funds had the following turnover rates for the past two years:

	Fiscal Year Ended 12-31-11	Fiscal Year Ended 12-31-12
Small Cap Equity Fund	50%	49%
Small-Mid Cap Equity Fund*	36%	56%
Equity Fund	20%	12%
Balanced Fund	34%	15%
Fixed Income Fund	24%	31%

*	The Small-Mid Cap Equity Fund commenced operations on May 2, 2011.

CUSTODIAN

As custodian of the Funds’ assets, U.S. Bank, N.A., 1555 N. River Center Drive, Suite 302, Milwaukee, WI 53212, has custody of all securities and cash of the Funds, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Trust.  U.S. Bank, N.A., USBFS and the Distributor are affiliates.

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202 serves as transfer agent, dividend disbursing agent and shareholder servicing agent for the Funds.  In such capacity, USBFS’s responsibilities include: receiving and processing all orders for purchases, exchanges and redemptions of Fund shares; responding to shareholder inquiries and instructions concerning their accounts; updating of shareholder accounts to reflect declaration and payment of dividends; and preparing and distributing account statements and tax documents to shareholders regarding their accounts.

SUB-TRANSFER AGENTS

Firms that establish omnibus accounts and provide substantially the same services to their clients as are provided by USBFS to direct shareholders of the Funds may receive sub-transfer agent fees for such services from the respective Fund.  In an omnibus account, the Funds maintain a single account in the name of a financial intermediary such as a broker, dealer, record-keeper or other service provider and the financial intermediary maintains all of the individual shareholder accounts.  Likewise, for many retirement plans, a third party administrator may open an omnibus account with the Funds and the administrator will then maintain all of the participant accounts.  The Distributor (and, in certain cases, the Adviser), on behalf of the Funds, enters into agreements whereby the Funds are charged by the financial intermediary or administrator for record-keeping and shareholder services.

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Record-keeping and shareholder services typically include: establishing and maintaining shareholder accounts and records; recording shareholder account balances and changes thereto; arranging for the wiring of funds; providing statements to shareholders; furnishing proxy materials, periodic reports of the Funds, prospectuses and other communications to shareholders as required; transmitting shareholder transaction information; and providing information in order to assist the Funds in their compliance with federal and state securities laws.  Each Fund typically would be paying these shareholder servicing fees directly if the financial intermediary did not hold all of its customer accounts in a single omnibus account with the Funds.

ADMINISTRATOR

Pursuant to a Fund Administration Agreement, USBFS, 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides each Fund with administrative services.  The services under this Agreement are subject to the supervision of the Board of Trustees and officers of the Trust, and include day-to-day administration of matters necessary to the Funds’ operations, maintenance of their records, preparation of reports, compliance testing of the Funds’ activities, and preparation of periodic updates of the registration statement under federal and state laws.  For administration services, USBFS receives from each Fund a fee, calculated daily and paid monthly.  U.S. Bank, N.A., USBFS and the Distributor are affiliates.

Administration fees incurred during the past three fiscal years were as follows:

	2012	2011	2010
Small Cap Equity Fund	$694,805	$658,074	$510,583
Small-Mid Cap Equity Fund*	$136,175	$ 29,706	NA
Equity Fund	$116,664	$ 80,627	$ 51,100
Balanced Fund	$ 20,430	$ 20,325	$ 20,125
Fixed Income Fund	$159,736	$135,595	$127,356

*	The Small-Mid Cap Equity Fund commenced operations on May 2, 2011.

USBFS also acts as Transfer Agent, Dividend-Disbursing Agent, and Fund Accountant for the Funds.

DISTRIBUTOR

Quasar Distributors, LLC (the “Distributor”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, a registered broker-dealer and member of the Financial Industry Regulatory Authority, distributes the Funds’ shares.  The Distributor uses its best efforts to distribute the Funds’ shares, which shares are offered for sale by the Funds continuously at net asset value per share without the imposition of a sales charge.  The Funds pay that portion of the compensation owed to the Distributor that is permitted under Rule 12b-1 of the 1940 Act and the Adviser Class Plan (as defined below), and the Adviser pays the remaining portion of any such compensation.  U.S. Bank, N.A., USBFS and the Distributor are affiliates.

DISTRIBUTION PLANS

With respect to the Balanced and Fixed Income Funds and the Institutional Class of the Small Cap Equity, Small-Mid Cap Equity and Equity Funds, the Board has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Institutional Class Plan”).  Pursuant to this Institutional Class Plan, the Funds can pay up to an aggregate maximum of 0.75% per annum of each Fund’s average daily net assets for actual expenses incurred in the distribution and promotion of the shares of the Funds and the retention of shares by Fund shareholders.  These services include, but are not limited to, the printing of Prospectuses, Statements of Additional Information, reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, other distribution-related expenses and providing services to shareholders.  Although approved, the Board of Trustees has not authorized payments under the Institutional Class Plan.

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With respect to the Adviser Class of the Small Cap Equity, Small-Mid Cap Equity and Equity Funds, the Board of Trustees has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Adviser Class Plan”).  Pursuant to the Adviser Class Plan, the Funds may pay up to an aggregate maximum of 1.00% per annum of each Fund’s average daily net assets for actual expenses incurred in the sale and retention of the shares of the Funds, including, but not limited to, the printing of Prospectuses, Statements of Additional Information, reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, and other distribution-related expenses, or for providing ongoing services to shareholders.  The Board currently has authorized payments under the Adviser Class Plan at an annual rate of 0.25% of the average daily net assets of the Funds subject to the Adviser Class Plan.

Administration of each Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the amount and purpose of expenses which are made, that the Board, including a majority of the Independent Trustees, approve all agreements implementing the Plan, and that the Plan may be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

The Adviser Class for the Small Cap Equity Fund paid the following amounts in 12b-1 expenses for the fiscal year ended December 31, 2012:

Small Cap Equity Fund
Advertising/Marketing	$0
Printing/Postage	$36
Payment to Distributor	$782
Payment to dealers	$112,582
Compensation to sales personnel	$0
Other	$0

INTERESTS OF CERTAIN PERSONS

With the exception of the Adviser, no “interested person” of the Funds, as defined in the 1940 Act, and no Trustee of the Trust who is not an “interested person”, has or had a direct or indirect financial interest in the Institutional Class Plan or Adviser Class Plan or any related agreement.

CODE OF ETHICS

The Trust and the Adviser have each adopted a written Code of Ethics.  These Codes of Ethics govern the personal securities transactions of trustees, directors, officers and employees who may have access to current trading information of the Funds.  The Codes of Ethics permit such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Funds, subject to certain conditions.  The Codes of Ethics include reporting and other obligations to monitor personal transactions and confirm that such transactions do not disadvantage the Funds.

PURCHASE AND PRICING OF SHARES

PURCHASE OF SHARES

Purchasing Shares with Liquid Securities.  Certain clients of the Adviser may, subject to the approval of the Trust, purchase shares of the Funds with liquid securities that are eligible for purchase by a Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable (and not established only by fair valuation procedures) as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange or The Nasdaq Stock Market.  These transactions will be effected only if the Adviser intends to retain the security in the Funds as an investment.  Assets so purchased by the Funds will be valued in generally the same manner as they would be valued for purposes of pricing a Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase.

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Automatic Investment Program.  The Automatic Investment Program permits investors who own shares of a Fund with a value of $2,000 or more to purchase shares (minimum of $100 per transaction) at regular intervals selected by the investor.  Provided the investor’s financial institution allows automatic withdrawals, shares are purchased by transferring funds from an investor’s checking or savings account.  The financial institution must be a member of the Automatic Clearing House network.  There is no charge for this service. A $25 fee will be charged if the investor’s bank rejects the scheduled transaction.  At the investor’s option, the account designated will be debited in the specified amount, and shares will be purchased on a specified day or days of a month.

The Automatic Investment Program is one means by which an investor may use “dollar cost averaging” in making investments.  Instead of trying to time market performance, a fixed dollar amount is invested in shares at predetermined intervals.  This may help investors to reduce their average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher prices.  In order to be effective, dollar cost averaging should usually be followed on a sustained, consistent basis.  Investors should be aware, however, that shares bought using dollar cost averaging are purchased without regard to their price on the day of investment or market trends.  In addition, while investors may find dollar cost averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his or her shares at a price that is lower than their purchase price.

To establish the Automatic Investment Program, an investor must complete the appropriate sections of the Account Registration Form.  Please call the Trust at 800-688-LKCM if you have questions.  An investor may cancel his or her participation in this Program or change the amount of purchase at any time by notifying the Transfer Agent by telephone or in writing, five days prior to the effective date of the next transaction.  The Trust may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated.

PRICING OF SHARES

Shares of the Funds are sold and redeemed on a continual basis at the net asset value per share next computed following acceptance of an order by a Fund.  A Fund’s net asset value per share for the purpose of pricing purchase and redemption orders is determined as of the close of normal trading (generally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading.  The NYSE is closed on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Equity securities listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange of which the security is primarily traded.  Nasdaq Global Market securities are valued at the NASDAQ Official Closing Price (the “NOCP”).  Unlisted U.S. securities and listed U.S. securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and asked price on the relevant exchanges or markets.

Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the latest quoted sales price on the exchange of which the security is primarily traded.

Fixed income securities (other than obligations having a maturity of 60 days or less) are normally valued at the mean of the bid and ask price and/or by using a combination of broker quotes or matrix evaluations provided by an independent pricing service.  Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value.  In the event that amortized cost does not reflect fair value, market prices as determined above will be used.

Other assets and securities for which no quotations are readily available (including restricted securities) are valued in good faith at fair value using methods determined by the Board of Trustees.  The Board of Trustees has adopted specific procedures for valuing portfolio securities and delegated the implementation of these procedures to the Adviser.  The procedures authorize the Adviser to make all determinations regarding the fair value of a portfolio security and to report such determinations to the Board of Trustees.  The Funds may also use independent pricing services to assist in pricing portfolio securities.

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An example of how each Fund calculated its total offering price per share as of December 31, 2012 is as follows:

Net Assets	=	Net Asset Value per share
Shares Outstanding

Small Cap Equity Fund	$819,984,564	=	$22.69
Institutional Class	36,144,306

Small Cap Equity Fund	$40,737,478	=	$22.07
Adviser Class	1,845,755

Small-Mid Cap Equity Fund	$250,163,871	=	$9.68
Institutional Class	25,845,750

Equity Fund	$161,129,355	=	$17.62
Institutional Class	9,143,706

Balanced Fund	$21,800,484	=	$16.11
1,353,478

Fixed Income Fund	$205,879,709	=	$11.23
18,325,921

No information is provided for the Small-Mid Cap Equity Fund – Adviser Class or the Equity Fund – Adviser Class because neither had commenced operations as of December 31, 2012.

PORTFOLIO HOLDINGS INFORMATION

It is the policy of LKCM Funds to protect the confidentiality of portfolio holdings and prevent the selective disclosure of non-public information concerning the Funds.  No information concerning the portfolio holdings of the Funds may be disclosed to any person except as provided below.

The Adviser and the Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds.  These portfolio holdings disclosure policies have been approved by the Board of Trustees.  Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q, as applicable.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  In addition, each Fund also makes available on the Funds’ website a complete schedule of its portfolio holdings no sooner than 30 days following the end of each calendar quarter.  Information contained within Fund Fact Sheets is made publicly available on the website upon completion (generally within 10-15 days after the close of the calendar quarter).  In an effort to prevent parties from potentially misusing portfolio holdings information, the Funds will generally only disclose the Fund Fact Sheets and complete schedules of portfolio holdings as of the end of the most recent calendar quarter, no earlier than 10 days and 30 days after the end of the calendar quarter, respectively.

In addition, the Funds’ service providers, including the administrator, custodian, legal counsel, proxy voting administrator, independent pricing service, and independent registered public accounting firm, may receive portfolio holdings information in connection with their services to the Funds.  The Funds’ service providers have a duty to keep nonpublic information about the Funds confidential based on existing laws and due to the nature of their roles with the Funds.  An officer of the Adviser or the Chief Compliance Officer of the Funds may distribute (or authorize the Funds’ administrator to distribute) portfolio holdings to rating and ranking agencies for a legitimate business purpose on a quarterly basis.  This information is provided no earlier than 30 days after the end of a calendar quarter and no compensation is received by the Adviser or the Funds as consideration for such disclosure.  The Fund’s Chief Compliance Officer may waive certain of the requirements of this policy.  The Board of Trustees and the Adviser may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information beyond those required by the Funds’ policy.  Notwithstanding these policies, the Funds may disclose portfolio holdings information to the extent required by applicable law.

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The Funds’ Chief Compliance Officer will report any violations of these policies to the Board of Trustees on a quarterly basis.  In no event shall the Adviser, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

If the disclosure of portfolio holdings presents a conflict of interest between the shareholders and the Adviser, the Funds’ principal distributor or any of their respective affiliates, then such conflict will be reported to the Board for its consideration prior to the dissemination of portfolio holdings information.

EXCHANGES

Shareholders of a Fund may exchange shares of the Fund for shares of another series of LKCM Funds.  However, shareholders of the Adviser Class of the Small Cap Equity Fund, Small-Mid Cap Equity Fund and Equity Fund may only exchange shares between Adviser Class Funds.

REDEMPTIONS IN KIND

The Trust has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of (i) $250,000 or (ii) 1% of the net assets of a Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part in investment securities or in cash, as the Trustees may deem advisable; however, payment will be made wholly in cash unless the Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the applicable Fund. If redemptions are paid in investment securities the redeeming shareholders might incur brokerage expenses if they converted these securities to cash. Securities used to make such “in-kind” redemptions will be readily marketable. The method of valuing such securities will be the same as the method of valuing Fund securities described under “Pricing of Shares,” and such valuation will be made as of the same time the redemption price is determined.

TAXATION

TAXATION OF THE FUNDS

The following discussion of certain federal income tax matters concerning the Funds and the purchase, ownership and disposition of Fund shares is not complete and may not deal with all aspects of federal income taxation that may be relevant to you in light of your particular circumstances. This discussion is based on the Code, the regulations promulgated thereunder and judicial and administrative interpretations thereof, all as of the date hereof; all these authorities are subject to change, which may be applied retroactively. You should consult your own tax advisers with regard to the federal tax consequences to you of the purchase, ownership and disposition of Fund shares, as well as the tax consequences to you arising under the laws of any state, locality, foreign country or other taxing jurisdiction.

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Each Fund, which is treated as a separate corporation for federal tax purposes, intends to continue to qualify annually for treatment as a “regulated investment company” under Subchapter M of Chapter 1 of Subtitle A of the Code (“RIC”).  If so qualified, a Fund (but not its shareholders) will not be liable for federal income tax to the extent it distributes net earnings and realized net gains to its shareholders on a timely basis.  To continue to qualify for treatment as a RIC for a taxable year, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (consisting generally of net investment income, the excess, if any, of net short-term capital gain over net long-term capital loss (“net short-term capital gain”) and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) (“Distribution Requirement”) and must meet several additional requirements.  With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income for the taxable year from (a) dividends, interest, payments with respect to securities loans and gains (without regard to losses) from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies, and (b) net income from an interest in a “qualified publicly traded partnership” (i.e, a publicly traded partnership that is treated as a partnership for federal tax purposes and derives less than 90% of its gross income from the items described in clause (a) (a “QPTP”) (“Income Requirement”); and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (b) not more than 25% of the value of its total assets may be invested in (i) the securities (other than Government securities or securities of other RICs) of any one issuer, (ii) the securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar or related trades or businesses, or (iii) the securities of one or more QPTPs (“Diversification Requirements”).  If a Fund fails to qualify for treatment as a RIC for any taxable year – either (1) by failing to satisfy the Distribution Requirement, even if it satisfied the Income and Diversification Requirements, or (2) by failing to satisfy the Income Requirement and/or either Diversification Requirement and was unable, or determined not to, avail itself of provisions enacted as part of the Regulated Investment Company Modernization Act of 2010 that enable a RIC to cure a failure to satisfy any of the Income and Diversification Requirements as long as the failure “is due to reasonable cause and not due to willful neglect” and the RIC pays a deductible tax calculated in accordance with those provisions and meets certain other requirements – then for federal tax purposes it would be treated as a regular corporation for federal tax purposes.  In that case, it would be subject to federal income tax, and any distributions that it made to its shareholders would be taxable as ordinary income (with no part treated as a capital gain distribution), except for the part of those dividends that is “qualified dividend income” (described in the Prospectuses), which is subject to maximum federal income tax rates of 15% and 20% for certain shareholders, to the extent of its earnings and profits and would not be deductible by it.  This would increase the cost of investing in that Fund for shareholders and would make it more economical for shareholders to invest directly in securities held by that Fund instead of investing indirectly in those securities through the Fund.

Each Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year ending on October 31 (or December 31, if that Fund so elects) of that year, plus certain other amounts.

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If a Fund has an “appreciated financial position” – generally, an interest (including an interest through an option, futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis – and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time.  A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or Forward Contract a Fund or a related person enters into with respect to the same or substantially identical property.  In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale.  The foregoing will not apply, however, to any transaction by a Fund during any taxable year that would otherwise be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

The Balanced and Fixed Income Funds may acquire zero-coupon or other securities issued with original issue discount (“OID”).  As a holder of those securities, a Fund must include in its gross income the OID that accrues on them during the taxable year, even if it receives no corresponding payment on them during the year.  With respect to “market discount bonds” (i.e., bonds purchased by a Fund at a price less than their issue price plus the portion of OID previously accrued thereon), a Fund may likewise elect to accrue and include in income each year a portion of the market discount with respect to such bonds.  Because each Fund annually must distribute substantially all of its investment company taxable income, including any OID or market discount, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives.  Those distributions will be made from a Fund’s cash assets or from the proceeds of sales of its portfolio securities, if necessary.  A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Investments in Foreign Securities.  Dividends and interest a Fund receives, and gains it realizes on foreign securities, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities.  Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

The Funds may invest in the stock of “passive foreign investment companies” (“PFICs”).  A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests:

(1)	at least 75% of its gross income for the taxable year is passive , or
(2)	an average of at least 50% of its assets produce, or are held for the production of, passive income.

Under certain circumstances, a Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on disposition of the stock (collectively “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.  Fund distributions attributable to PFIC income will not be eligible for the 15% and 20% maximum federal income tax rates on “qualified dividend income” mentioned above.

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain -- which the Fund probably would have to distribute to its shareholders -- even if the QEF did not distribute those earnings and net capital gain to the Fund.  In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

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Each Fund may elect to “mark to market” its stock in any PFIC.  “Marking-to-market,” in this context, means including in gross income (and treating as ordinary income) each taxable year the excess, if any, of the fair market value of the stock over a Fund’s adjusted basis therein as of the end of that year.  Pursuant to the election, a Fund also may deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years under the election.  A Fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Investors should be aware that determining whether a foreign corporation is a PFIC is a fact-intensive determination that is based on various facts and circumstances and thus is subject to change, and the principles and methodology used therein are subject to interpretation.  As a result, a Fund may not be able, at the time it acquires a foreign corporation’s shares, to ascertain whether the corporation is a PFIC and that a foreign corporation may become a PFIC after a Fund acquires shares therein.  While each Fund generally will seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will be able to do so and it reserves the right to make such investments as a matter of its investment policy.

Gains or losses (1) from the disposition of foreign currencies, including Forward Contracts, (2) on the disposition of a debt security denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to exchange rate fluctuations between the time a Fund accrues interest, dividends or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities, generally are treated as ordinary income or loss.  These gains or losses will increase or decrease the amount of investment company taxable income available to a Fund for distribution to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain.

Capital Loss Carryovers.  As of December 31, 2012, the accumulated capital loss carryovers for the Funds were as follows:

	Month/Year Realized	Month/Year Expiring	Short-Term
LKCM Small-Mid Cap Equity Fund	Unexpiring Losses		$5,247,877
LKCM Balanced Fund	12/2009	12/2017	$180,429

To the extent that either such Fund realizes future net capital gains, taxable distributions will be reduced by any unused capital loss carryover as permitted by the Code.  The losses the LKCM Small-Mid Cap Equity Fund incurred (which arose in taxable years beginning after December 22, 2010) and any future net capital losses any Fund incurs taxable years beginning after December 22, 2010, those losses will be carried over to, and may be used to offset future net capital gains realized in, one or more subsequent taxable years.  The LKCM Balanced Fund must use any such carryovers before it uses any losses. This increases the likelihood that these earlier losses will expire unused at the conclusion of the eight-year carryover period.

TAXATION OF THE SHAREHOLDERS

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on those shares.

A shareholder’s basis in Fund shares that he or she acquires after December 31, 2011 (“Covered Shares”), will be determined in accordance with the Funds’ default method, which is average basis, unless the shareholder affirmatively elects in writing (which may be electronic) to use a different acceptable basis determination method, such as a specific identification method.  The basis determination method a Fund shareholder elects (or the default method) may not be changed with respect to a redemption of Covered Shares after the settlement date of the redemption.

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In addition to the requirement to report the gross proceeds from redemptions of shares, each Fund (or its administrative agent) must report to the Internal Revenue Service (“IRS”) and furnish to its shareholders the basis information for Covered Shares and indicate whether they had a short-term (one year or less) or long-term (more than one year) holding period.  Fund shareholders should consult with their tax advisers to determine the best IRS-accepted basis determination method for their tax situation and to obtain more information about how the basis reporting law applies to them.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP serves as the Funds’ independent registered public accounting firm, whose services include an audit of the Funds’ financial statements and the performance of other related audit and tax services.

FINANCIAL STATEMENTS

The audited financial statements for the Funds are incorporated by reference to the Funds’ Annual Report to Shareholders, for the year ended December 31, 2012.  Financial statements audited by the independent registered public accounting firm will be submitted to shareholders at least annually.

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APPENDIX A

DESCRIPTION OF BOND RATINGS

Excerpts from Moody’s Investors Service, Inc. Long-Term Obligation Ratings:

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:  judged to be of the highest quality, with minimal credit risk.  Aa: judged to be of high quality and are subject to very low credit risk.  A: considered upper-medium grade and are subject to low credit risk.  Baa: subject to moderate credit risk and considered medium-grade (i.e., may possess certain speculative characteristics).  Ba:  judged to have speculative elements and are subject to substantial credit risk.  B: considered speculative and are subject to high credit risk.  Caa:  judged to be of poor standing and are subject to very high credit risk.  Ca:  highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.  C: the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Excerpts from Standard & Poor’s Long-Term Issue Credit Ratings:

Issue credit ratings are based, in varying degrees, on the following considerations: Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; Nature of and provisions of the obligation; Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights. Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default.

AAA: highest rating assigned by Standard & Poor’s; the obligor’s capacity to meet its financial commitment on the obligation is extremely strong.  AA: differs from the highest-rated obligations only to a small degree; the obligor’s capacity to meet its financial commitment on the obligation is very strong.  A: somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories; however, the obligor’s capacity to meet its financial commitment on the obligation is still strong.  BBB: exhibits adequate protection parameters; however, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, C:  Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.  BB: less vulnerable to nonpayment than other speculative issues; however, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.  B: more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.  CCC: currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.  CC: currently highly vulnerable to nonpayment.  C: currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.  D: payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

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Plus(+) or Minus(-):  The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Excerpts from Fitch Ratings Corporate Finance Obligations — Long-Term Rating Scales:

Ratings of individual securities or financial obligations of a corporate or sovereign issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment.

The relationship between issuer and obligation scale assumes an historical average recovery of between 30%–50% on the obligations of an issuer. As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity’s issuer rating or IDR. The difference between issuer and obligation rating reflects expectations of the recovery prospects for each class of obligation, relative to this implied historical average of 30%–50%. At the lower end of the ratings scale, Fitch Ratings now additionally publishes explicit Recovery Ratings in many cases to complement issuer and obligation ratings.

AAA: Highest credit quality.  ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.  AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.  A: High credit quality.  ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.  BBB: Good credit quality.  ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative.  ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.  B: Highly speculative.  ‘B’ ratings indicate that material credit risk is present.  CCC: Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.  CC: Very high levels of credit risk.  ‘CC’ ratings indicate very high levels of credit risk.  C: Exceptionally high levels of credit risk.  ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ rating category, or to ratings in the categories below ‘B’.

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[LKCM Aquinas Funds logo]
[Let Strong Catholic Values Drive Your Investment Decisions]

PROSPECTUS

May 1, 2013

Small Cap Fund	Value Fund	Growth Fund

(AQBLX)	(AQEIX)	(AQEGX)

LKCM Aquinas Funds follow the socially responsible investing guidelines set forth by the United States Conference of Catholic Bishops to incorporate Catholic Values into the investment process.

www.aquinasfunds.com

Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of the securities offered by this Prospectus, nor has the SEC or any state securities commission passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

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SUMMARY SECTION

LKCM Aquinas Small Cap Fund

Investment Objective: The Fund seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process.

Fees and Expenses of the Fund: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	1.07%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	2.33%
Fee Cap and/or Expense Reimbursement(2)	-0.82%
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement(1)(2)	1.51%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other investment companies, including money market funds (“Acquired Fund(s)”).  The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement for the Fund differ from the Ratio of Expenses to Average Net Assets before and after expense waiver and/or reimbursement found within the “Financial Highlights” section of the prospectus because the audited information in the “Financial Highlights” reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

(2)
Luther King Capital Management Corporation, the Fund’s investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2014 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 1.50%.  This expense limitation excludes interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses.  The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

1 Year	3 Years	5 Years	10 Years
$154	$649	$1,171	$2,603

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Principal Investment Strategies:  The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies.  The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.  Smaller companies are those with market capitalizations at the time of investment between $400 million and $3 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

The Fund seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.  These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.

The Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (“Guidelines”).  The Fund’s investment approach incorporates the Guidelines through a combination of screening portfolio companies based on criteria set forth in the Guidelines, dialogue with companies whose policies and practices conflict with the Guidelines, and potentially excluding from the Fund’s portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time.  The Adviser monitors companies selected for the Fund for policies on various issues contemplated by the Guidelines.  If the Fund invests in a company whose policies and practices are inconsistent with the Guidelines, the Adviser may attempt to influence the company or sell the company’s securities or otherwise exclude future investments in such company.

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1

Principal Risks:  The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

●
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Such factors likely would lead to a decline in the value of your investment in the Fund.

●
Catholic Values Investing Risk – Since the Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ guidelines, the Fund may forego a profitable investment opportunity or sell a security when it may be disadvantageous to do so.

●	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.
●
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts (“ADRs”), rights and warrants.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.  Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards.  Investing in such securities may expose the Fund to additional risk.  Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.  Preferred stocks and convertible securities are sensitive to movements in interest rates.  In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.  Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

●
Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

●
Small-Cap Risk – The Fund may invest in small capitalization companies that may not have the size, resources and other assets of mid or large capitalization companies.  As a result, the securities of small capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than mid or large capitalization companies or may not correspond to changes in the stock market in general.

Performance:  The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.aquinasfunds.com or by calling the Fund toll-free at 1-800-423-6369.

Calendar Year Returns as of 12/31

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During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best and Worst Quarterly Returns
18.68%	2nd quarter, 2009
-27.30%	4th quarter, 2008

Average Annual Total Returns for Periods Ended December 31, 2012
	1 Year	5 Years	Since Inception (July 11, 2005)
Return Before Taxes	8.16%	4.23%	5.03%
Return After Taxes on Distributions	6.91%	3.99%	4.83%
Return After Taxes on Distributions and Sale of Fund Shares	6.91%	3.63%	4.36%
Russell 2000 Index® (reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	4.79%
Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)	15.94%	3.96%	5.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

Investment Adviser:  Luther King Capital Management Corporation.

Portfolio Managers:

Name	Title	Experience with the Fund
Steven R. Purvis, CFA	Principal, Vice President and Portfolio Manager	Since Inception in 2005
J. Luther King, Jr., CFA, CIC	Principal, President and Portfolio Manager	Since Inception in 2005
Jonathan B. Deweese, CFA	Vice President and Analyst	Since 2010
Benjamin M. Cowan, CFA	Analyst	Since 2010

Purchase and Sale of Fund Shares:  Investors may purchase, exchange or redeem Fund shares by mail (LKCM Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at 1-800-423-6369.  Redemptions by telephone are only permitted upon previously receiving appropriate authorization.  Transactions will only occur on days the New York Stock Exchange is open.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment in the Fund and exchanges into the Fund from another fund in the LKCM Funds is $2,000.  Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $500.

Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case the withdrawal of your investment from a tax-deferred account may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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LKCM Aquinas Value Fund

Investment Objective:  The Fund seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process.

Fees and Expenses of the Fund: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	1.54%
Fee Cap and/or Expense Reimbursement(1)	-0.04%
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement(1)	1.50%
(1)
Luther King Capital Management Corporation, the Fund’s investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2014 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 1.50%.  This expense limitation excludes interest, taxes, brokerage commissions, fees and expenses related to investments in other investment companies, including money market funds, and extraordinary expenses.  The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

1 Year	3 Years	5 Years	10 Years
$153	$483	$836	$1,831

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies:  The Fund seeks to achieve its investment objective by investing under normal circumstances in equity securities of companies which the Adviser believes to be undervalued relative to a company’s earnings.  The Adviser’s primary strategy in managing the Fund is to select securities that generally have below average price to earnings ratios, low price to cash flow characteristics, attractive dividend yields and/or lower price to book value ratios than the overall market.

The Fund seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.  These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.  The Fund may invest in equity securities of small, mid and large capitalization companies.

The Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (“Guidelines”).  The Fund’s investment approach incorporates the Guidelines through a combination of screening portfolio companies based on criteria set forth in the Guidelines, dialogue with companies whose policies and practices conflict with the Guidelines, and potentially excluding from the Fund’s portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time.  The Adviser monitors companies selected for the Fund for policies on various issues contemplated by the Guidelines.  If the Fund invests in a company whose policies and practices are inconsistent with the Guidelines, the Adviser may attempt to influence the company or sell the company’s securities or otherwise exclude future investments in such company.

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Principal Risks:  The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

●
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Such factors likely would lead to a decline in the value of your investment in the Fund.

●
Catholic Values Investing Risk – Since the Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ guidelines, the Fund may forego a profitable investment opportunity or sell a security when it may be disadvantageous to do so.

●	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.
●
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.  Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards.  Investing in such securities may expose the Fund to additional risk.  Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.  Preferred stocks and convertible securities are sensitive to movements in interest rates.  In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.  Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

●
Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

●
Value Investing Risk – The Fund may incorrectly assess the value of portfolio companies or stocks selected for the Fund may not reach their anticipated full value.  In addition, value funds may not perform as well as other funds when this style is out of favor with investors.

●
Small and Mid Cap Risk – The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies.  As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.

Performance:  The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.aquinasfunds.com or by calling the Fund toll-free at 1-800-423-6369.

Calendar Year Returns as of 12/31

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5

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best and Worst Quarterly Returns
16.73%	2nd quarter, 2009
-27.46%	4th quarter, 2008

Average Annual Total Returns for Periods Ended December 31, 2012
	1 Year	5 Years	Since Inception (July 11, 2005)
Return Before Taxes	12.01%	1.90%	4.79%
Return After Taxes on Distributions	11.93%	1.87%	4.43%
Return After Taxes on Distributions and Sale of Fund Shares	7.91%	1.62%	4.11%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	17.51%	0.59%	3.58%
Lipper Large-Cap Value Funds Index (reflects no deduction for taxes)	15.87%	0.17%	3.49%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

Investment Adviser:  Luther King Capital Management Corporation.

Portfolio Managers:

Name	Title	Experience with the Fund
Paul W. Greenwell	Principal, Vice President and Portfolio Manager	Since Inception in 2005
James B. Orser, CFA, CPA	Vice President and Portfolio Manager	Since 2010
Michael C. Yeager, CFA, CPA	Vice President and Director of Research	Since 2010
R. Todd Truitt, CFA	Vice President and Analyst	Since 2010

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Purchase and Sale of Fund Shares:  Investors may purchase, exchange or redeem Fund shares by mail (LKCM Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at 1-800-423-6369.  Redemptions by telephone are only permitted upon previously receiving appropriate authorization.  Transactions will only occur on days the New York Stock Exchange is open.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment in the Fund and exchanges into the Fund from another fund in the LKCM Funds is $2,000.  Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $500.

Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case the withdrawal of your investment from a tax-deferred account may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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6

LKCM Aquinas Growth Fund

Investment Objective:  The Fund seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process.

Fees and Expenses of the Fund: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.59%
Fee Cap and/or Expense Reimbursement(1)	-0.09%
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement(1)	1.50%
(1)
Luther King Capital Management Corporation, the Fund’s investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2014 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 1.50%.  This expense limitation excludes interest, taxes, brokerage commissions, fees and expenses related to investments in other mutual funds, including money market funds, and extraordinary expenses.  The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

1 Year	3 Years	5 Years	10 Years
$153	$493	$857	$1,882

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies:  The Fund seeks to achieve its investment objective by investing under normal circumstances in securities that the Adviser believes generally have above-average growth in revenue and/or earnings, above-average returns on shareholders’ equity, underleveraged balance sheets and/or potential for above-average capital appreciation.

The Fund seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.  These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.  The Fund may invest in equity securities of small, mid and large capitalization companies.

The Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (“Guidelines”).  The Fund’s investment approach incorporates the Guidelines through a combination of screening portfolio companies based on criteria set forth in the Guidelines, dialogue with companies whose policies and practices conflict with the Guidelines, and potentially excluding from the Fund’s portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time.  The Adviser monitors companies selected for the Fund for policies on various issues contemplated by the Guidelines.  If the Fund invests in a company whose policies and practices are inconsistent with the Guidelines, the Adviser may attempt to influence the company or sell the company’s securities or otherwise exclude future investments in such company.

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Principal Risks:  The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

●
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Such factors likely would lead to a decline in the value of your investment in the Fund.

●
Catholic Values Investing Risk – Since the Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ guidelines, the Fund may forego a profitable investment opportunity or sell a security when it may be disadvantageous to do so.

●	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.
●
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.  Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards.  Investing in such securities may expose the Fund to additional risk.  Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.  Preferred stocks and convertible securities are sensitive to movements in interest rates.  In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.  Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

●
Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

●
Growth Investing Risk – The Fund may incorrectly assess a company’s potential for growth and the company does not grow as anticipated.  In addition, growth funds may not perform as well as other funds when this style is out of favor with investors.

●
Small and Mid Cap Risk – The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies.  As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.

Performance:  The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.aquinasfunds.com or by calling the Fund toll-free at 1-800-423-6369.

Calendar Year Returns as of 12/31

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8

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best and Worst Quarterly Returns
14.64%	3rd quarter, 2009
-21.47%	4th quarter, 2008

Average Annual Total Returns for Periods Ended December 31, 2012
	1 Year	5 Years	Since Inception (July 11, 2005)
Return Before Taxes	10.52%	2.62%	3.71%
Return After Taxes on Distributions	10.43%	2.60%	3.49%
Return After Taxes on Distributions and Sale of Fund Shares	6.96%	2.24%	3.16%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	15.26%	3.12%	5.49%
Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes)	15.92%	1.01%	4.40%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

Investment Adviser:  Luther King Capital Management Corporation.

Portfolio Managers:

Name	Title	Experience with the Fund
James B. Orser, CFA, CPA	Vice President and Portfolio Manager	Since Inception in 2005
Paul W. Greenwell	Principal, Vice President and Portfolio Manager	Since 2010
James J. Kerrigan, CFA	Vice President and Analyst	Since 2010
David M. Lehmann, CFA	Vice President and Analyst	Since 2010

Purchase and Sale of Fund Shares:  Investors may purchase, exchange or redeem Fund shares by mail (LKCM Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), or by telephone at 1-800-423-6369.  Redemptions by telephone are only permitted upon previously receiving appropriate authorization.  Transactions will only occur on days the New York Stock Exchange is open.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment in the Fund and exchanges into the Fund from another fund in the LKCM Funds is $2,000.  Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $500.

Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case the withdrawal of your investment from a tax-deferred account may be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION REGARDING THE INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

Small Cap Fund	The Fund seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process.

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies.  The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.  Smaller companies are those with market capitalizations at the time of investment between $400 million and $3 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

The Fund seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.  These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.

The Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (“Guidelines”).  The Fund’s investment approach incorporates the Guidelines through a combination of screening portfolio companies based on criteria set forth in the Guidelines, dialogue with companies whose policies and practices conflict with the Guidelines, and potentially excluding from the Fund’s portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time.  The Adviser monitors companies selected for the Fund for policies on various issues contemplated by the Guidelines.  If the Fund invests in a company whose policies and practices are inconsistent with the Guidelines, the Adviser may attempt to influence the company or sell the company’s securities or otherwise exclude future investments in such company.

Value Fund	The Fund seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process.

The Fund seeks to achieve its investment objective by investing under normal circumstances in equity securities of companies which the Adviser believes to be undervalued relative to a company’s earnings.  The Adviser’s primary strategy in managing the Fund is to select securities that generally have below average price to earnings ratios, low price to cash flow characteristics, attractive dividend yields and/or lower price to book value ratios than the overall market.

The Fund seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.  These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.  The Fund may invest in equity securities of small, mid and large capitalization companies.

The Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (“Guidelines”).  The Fund’s investment approach incorporates the Guidelines through a combination of screening portfolio companies based on criteria set forth in the Guidelines, dialogue with companies whose policies and practices conflict with the Guidelines, and potentially excluding from the Fund’s portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time.  The Adviser monitors companies selected for the Fund for policies on various issues contemplated by the Guidelines.  If the Fund invests in a company whose policies and practices are inconsistent with the Guidelines, the Adviser may attempt to influence the company or sell the company’s securities or otherwise exclude future investments in such company.

Growth Fund	The Fund seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process.

The Fund seeks to achieve its investment objective by investing under normal circumstances in securities that the Adviser believes generally have above-average growth in revenue and/or earnings, above-average returns on shareholders’ equity, underleveraged balance sheets and/or potential for above-average capital appreciation.

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The Fund seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.  These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.  The Fund may invest in equity securities of small, mid and large capitalization companies.

The Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (“Guidelines”).  The Fund’s investment approach incorporates the Guidelines through a combination of screening portfolio companies based on criteria set forth in the Guidelines, dialogue with companies whose policies and practices conflict with the Guidelines, and potentially excluding from the Fund’s portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time.  The Adviser monitors companies selected for the Fund for policies on various issues contemplated by the Guidelines.  If the Fund invests in a company whose policies and practices are inconsistent with the Guidelines, the Adviser may attempt to influence the company or sell the company’s securities or otherwise exclude future investments in such company.

Each Fund has adopted a non-fundamental policy to notify its shareholders at least 60 days before it changes its 80% investment policy as described above.  Each Fund’s investment objective is non-fundamental, which means that it may be changed by action of the Board of Trustees of the Trust without shareholder approval.

DISCUSSION OF INVESTMENT APPROACH

Small Cap, Value, and
Growth Funds
Luther King Capital Management Corporation (the “Adviser”) follows an equity investment approach grounded in the fundamental analysis of individual companies and comprised of two distinct but complementary components.  First, the Adviser seeks to identify high quality companies based on various financial and fundamental criteria.  Companies meeting these criteria will typically exhibit a number of the following characteristics:

●	High profitability levels;
●	Strong balance sheet quality;
●	Competitive advantages;
●	Strong market share positions;
●	Attractive reinvestment opportunities;
●	Ability to generate excess cash flow after capital expenditures;
●	Management with a meaningful ownership stake in the company; and/or
●	Attractive relative valuation based upon various quantitative criteria.

The Adviser may also invest in companies whose assets the Adviser has determined are undervalued in the marketplace.  These include companies with tangible assets as well as companies that own valuable intangible assets.  As with the primary approach described above, both qualitative as well as quantitative factors are important criteria in the investment analysis.

To respond to adverse market, economic, political or other conditions, the Funds may invest in time deposits, commercial paper, certificates of deposits, short term corporate and government obligations, repurchase agreements and bankers’ acceptances.  To the extent that a Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective.

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ADDITIONAL INFORMATION REGARDING THE
PRINCIPAL RISKS OF INVESTING IN THE FUNDS

An investment in any of the Funds entails risks.  The Funds could lose money, or their performance could trail that of other investment alternatives.  The table below provides additional principal risks of investing in the Funds.  Following the table, each risk is explained.

	Small Cap Fund	Value Fund	Growth Fund
General Market Risk	X	X	X
Catholic Values Investing Risk	X	X	X
Inflation Risk	X	X	X
Stock Market Risk	X	X	X
Security Selection Risk	X	X	X
Small Cap Risk	X
Small and Mid Cap Risk		X	X
Value Investing Risk		X
Growth Investing Risk			X

General Market Risk:
Factors that affect the stock and bond markets include domestic and foreign economic growth or decline, interest rate levels and political events.  These factors may negatively affect the markets and, thus, an investment in any of the Funds may decline.  Decreases in the value of stocks are generally greater than for bonds or other debt investments.  In addition, U.S. and international markets may experience dramatic volatility, which may lead to substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  As a result, many of the Funds’ other risks may be increased.  Continuing market problems may have adverse effects on the Funds.

Catholic Values Investing Risk:
Since the Adviser considers other factors in addition to traditional investment criteria when selecting portfolio securities, it may forego a profitable investment opportunity or sell a security when it may be disadvantageous to do so.

Inflation Risk:
Stocks and bonds may fall in value due to higher actual or anticipated inflation.  Further, a rapid increase in prices for goods and services may have an adverse effect on corporate profits and consumer spending, which also may result in lower stock and bond values.

Stock Market Risk:
Funds that invest in equity securities are subject to stock market risks and significant fluctuations in price.  A Fund’s investments in equity securities may include equity securities such as common stocks, preferred stocks, securities convertible into U.S. common stocks, American Depositary Receipts, rights and warrants.  Investing in such securities may expose the Funds to additional risks.

●   Common Stock.  Common stock generally is subordinate to the issuing company’s debt securities and preferred stock upon the dissolution or bankruptcy of the issuing company.

●   Preferred Stocks.  If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline.  Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of protection of capital or continuation of income as debt securities.  The rights of preferred stock on distribution of a corporation’s assets in the event of its liquidation are generally subordinated to the rights associated with a corporation’s debt securities.  Preferred stock may also be subject to credit risk.

●  Convertible Securities.  The value of a convertible security (“convertible”) is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock.  The investment value of a convertible is based on its yield and tends to decline as interest rates increase.  The conversion value of a convertible is the market value that would be received if the convertible were converted to its underlying common stock.  The conversion value will decrease as the price of the underlying common stock decreases.  When conversion value is substantially below investment value, the convertible’s price tends to be influenced more by its yield, so changes in the price of the underlying common stock may not have as much of an impact.  Conversely, the convertible’s price tends to be influenced more by the price of the underlying common stock when conversion value is comparable to or exceeds investment value.  The value of a synthetic convertible security will respond differently to market fluctuations than a convertible security, because a synthetic convertible is composed of two or more separate securities, each with its own market value.  Convertible securities may be subject to general market risk, credit risk and interest rate risk.

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●   American Depositary Receipts.  Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities.  Including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR.  Such events could negatively affect the value of the Fund’s shares.

●   Rights and Warrants.  Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer.  In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

Security Selection Risk:	Securities selected by the Adviser may decline in value or not increase in value when the securities markets in general are rising.

Small Cap Risk:
Small capitalization companies may not have the size, resources or other assets of mid or large capitalization companies.  These small capitalization companies may be subject to greater market risks and fluctuations in value than mid or large capitalization companies and may not correspond to changes in the stock market in general.

Small and Mid Cap Risk:
Small and mid capitalization companies may not have the size, resources and other assets of large capitalization companies.  These small and mid capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Value Investing Risk:
There is a risk that the Adviser may be incorrect in its assessment of a company’s value and the stocks selected do not reach what the Adviser believes is their full value.  In addition, value funds may not perform as well as other funds when this style is out of favor with investors.

Growth Investing Risk:
There is a risk that the Adviser may be incorrect in its assessment of a company’s potential for growth and the company does not grow as anticipated.  In addition, growth funds may not perform as well as other funds when this style is out of favor with investors.

PORTFOLIO HOLDINGS INFORMATION

The Funds make available their top ten and complete portfolio holdings on their website at www.aquinasfunds.com on a quarterly basis.  The top ten and complete portfolio holdings information is available no earlier than 10 and 30 days after the end of the calendar quarter, respectively, and will remain available through at least the end of the current quarter.  A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information.  The Statement of Additional Information is available by contacting the Funds at 1-800-423-6369 or at www.aquinasfunds.com.

MANAGEMENT

INVESTMENT ADVISER

Luther King Capital Management Corporation (the “Adviser”), 301 Commerce Street, Suite 1600, Fort Worth, Texas 76102, serves as the investment adviser to the Funds.  The Adviser was founded in 1979 and provides investment management services to investment companies, employee benefit plans, endowment funds, foundations, trusts, high net-worth individuals, and private investment funds.  As of December 31, 2012, the Adviser had approximately $11.3 billion in assets under management.

Under an Investment Advisory Agreement with the Funds, each Fund pays the Adviser an advisory fee calculated by multiplying a quarterly rate (equal on an annual basis to the percentages shown below under “Contractual Fee”) by the Fund’s average daily net assets during the quarter.  The Adviser has contractually agreed to cap its advisory fees and/or reimburse expenses through April 30, 2014 to the extent necessary to keep the total operating expenses for the Funds from exceeding the respective caps also shown as a percentage of average daily net assets.  This expense limitation excludes interest, taxes, brokerage commissions, fees and expenses related to investments in other investment companies, including money market funds, and extraordinary expenses.

The advisory fees and expense caps for the Funds for the fiscal year ended December 31, 2012 were as follows:

	Contractual Advisory Fee	Advisory Fee Actually Charged	Expense Cap
Small Cap Fund	1.00%	0.18%	1.50%
Value Fund	0.90%	0.86%	1.50%
Growth Fund	0.90%	0.82%	1.50%

Any fee cap or reimbursements will have the effect of lowering the overall expense ratio for the applicable Fund and increasing its overall return to investors at the time any such amounts were capped and/or reimbursed.

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A discussion regarding the basis on which the Board of Trustees approved the investment advisory agreement for each Fund is available in the most recent semi-annual report to shareholders for the period ending June 30.

PORTFOLIO MANAGERS

J. Luther King, Jr., CFA, CIC, is a member of the investment team responsible for the LKCM Aquinas Small Cap Fund.  Mr. King has been President, Principal and Portfolio Manager of the Adviser since 1979 and he has served as a Trustee of the Funds since 1994.  Mr. King graduated with a Bachelor of Science and a Masters of Business Administration from Texas Christian University.

Steven R. Purvis, CFA, is the lead portfolio manager of the LKCM Aquinas Small Cap Fund and oversees the investment team responsible for the LKCM Aquinas Small Cap Fund.  Mr. Purvis has been a Vice President and Portfolio Manager of the Adviser since 1996 and Principal since 2004, and he has served as a Trustee of the Funds since 2013.  Mr. Purvis graduated with a Bachelor of Science in Business Administration from the University of Missouri and a Masters of Business Administration from the University of Missouri – Kansas City.

Paul W. Greenwell is the lead portfolio manager of the LKCM Aquinas Value Fund and oversees the investment team responsible for the LKCM Aquinas Value Fund.  Mr. Greenwell is also a member of the investment team responsible for the LKCM Aquinas Growth Fund.  Mr. Greenwell has been a Vice President and Portfolio Manager of the Adviser since 1983 and Principal since 1986.  Mr. Greenwell graduated with a Bachelor of Science from the University of Missouri.

James B. Orser, CFA, CPA, is the lead portfolio manager of the LKCM Aquinas Growth Fund and oversees the investment team responsible for the LKCM Aquinas Growth Fund.  Mr. Orser is also a member of the investment team responsible for the LKCM Aquinas Value Fund.  Mr. Orser has been a Vice President and Portfolio Manager of the Adviser since 1999.  Mr. Orser graduated with a Bachelor of Science from Montana State University and a Masters of Business Administration from Boston University.

Jonathan B. Deweese, CFA, is a member of the investment team responsible for the LKCM Aquinas Small Cap Fund.  Mr. Deweese has been a Vice President and Analyst with the Adviser since 2003.  Mr. Deweese graduated with a Bachelor of Science from the University of Arkansas and a Masters of Business Administration from the University of Texas.

Benjamin M. Cowan, CFA, is a member of the investment team responsible for the LKCM Aquinas Small Cap Fund.  Mr. Cowan has been an Analyst with the Adviser since 2005.  Mr. Cowan graduated summa cum laude with a Bachelor of Business Administration in Finance and Accounting at Texas Christian University.

Michael C. Yeager, CFA, CPA, is a member of the investment team responsible for the LKCM Aquinas Value Fund.  Mr. Yeager has been a Vice President and Director of Research of the Adviser since 2001.  Mr. Yeager graduated with a Bachelor of Business Administration and a Masters of Business Administration from Texas Christian University.

R. Todd Truitt, CFA, is a member of the investment team responsible for the LKCM Aquinas Value Fund.  Mr. Truitt has been a Vice President and Analyst with the Adviser since 2001.  Mr. Truitt graduated with a Bachelor of Business Administration from Texas Christian University and a Masters of Business Administration from Northwestern University’s Kellogg Graduate School of Management.

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James J. Kerrigan, CFA, is a member of the investment team responsible for the LKCM Aquinas Growth Fund.  Mr. Kerrigan has been a Vice President and Analyst with the Adviser since 1996.  Mr. Kerrigan graduated cum laude with a Bachelor of Science from the University of Alabama at Birmingham.

David M. Lehmann, CFA, is a member of the investment team responsible for the LKCM Aquinas Growth Fund.  Mr. Lehmann has been a Vice President and Analyst with the Adviser since 2003.  Mr. Lehmann graduated with a Bachelor of Science from the University of Oklahoma and a Masters of Business Administration from Southern Methodist University.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of shares of the Funds.

DISTRIBUTION OF FUND SHARES

DISTRIBUTOR

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, a registered broker-dealer and member of the Financial Industry Regulatory Authority, distributes the Funds’ shares.

DISTRIBUTION PLAN

The Funds have adopted an Adviser Class distribution plan under Rule 12b-1 of the Investment Company Act of 1940 (the “Distribution Plan”) that allows each Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders.  The Distribution Plan authorizes each Fund to pay up to 1.00% of average daily net assets for distribution and other services.  Also, the Distribution Plan allows each Fund to finance with Fund assets activities that promote the sale and retention of Fund shares such as printing prospectuses and reports and preparing and distributing advertising material and sales literature and providing services to shareholders.  Currently, the Board of Trustees has authorized a fee of 0.25% of the average daily net assets of each Fund under the Distribution Plan.  Because the fees are paid out of each Fund’s assets on an ongoing basis, the fees paid can increase the cost of your investment and could cost you more than paying other types of sales charges.

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PURCHASE OF SHARES

You may purchase shares of each Fund at the net asset value (“NAV”) per share next determined after receipt of the purchase order. Each Fund determines NAV as of the close of normal trading of the New York Stock Exchange (“NYSE”) (generally 4:00 P.M. Eastern time) each day that the NYSE is open for business.

INITIAL INVESTMENTS

The Funds are offered for purchase through financial intermediaries who have entered into agreements with the Funds’ distributor, directly from LKCM Funds and from certain other distribution channels.  The policies that apply to the purchase of Fund shares directly through the Funds’ transfer agent are discussed below.  If you establish an account with a broker-dealer or other financial intermediary, information on how to purchase, sell and exchange Fund shares will be provided to you by your financial intermediary.  Your broker-dealer or other financial intermediary also may charge fees that are in addition to those described in this prospectus.  Please contact your financial intermediary for information regarding how to purchase and redeem shares and applicable fees.

Through Your Financial Adviser.  You may invest in shares of a Fund by contacting your financial adviser.  Your financial adviser can help you open a new account and help you review your financial needs and formulate long-term investment goals and objectives.  Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

The Funds have authorized certain broker-dealers and other financial intermediary to receive on their behalf purchase and redemption orders of Fund shares.  These broker-dealers may also designate intermediaries to receive Fund orders on their behalf.  The Funds are deemed to have received purchase and redemption orders for Fund shares when an authorized broker-dealer or its designee or financial intermediary receives such orders.  All such orders are executed at the next NAV calculated after the order is received by an authorized broker-dealer, its designee or financial intermediary.  Your broker-dealer or other financial intermediary is responsible for transmitting orders to be received by the Funds in proper form and in a timely manner.

By Mail.  You may open an account by completing and signing an Account Registration Form, and mailing it, together with a check ($2,000 minimum initial investment) payable to LKCM Funds. Your order will not be accepted until the completed Account Registration Form is received by the Funds or the Transfer Agent.

By regular mail to:	By express, registered or certified mail to:
LKCM Funds – Fund name c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	LKCM Funds – Fund name c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund.

Once a Fund receives and accepts your Account Registration Form in the mail, your payment for shares will be credited to your account at the NAV per share of the Fund next determined after receipt.  If you purchase shares using a check and soon after make a redemption request, the Funds will honor the redemption request at the next determined NAV, but will not send you the proceeds until your purchase check has cleared (usually within 15 days).  The Funds will not accept payment in cash or money orders.  Cashier’s checks in amounts of less than $10,000 will not be accepted.  Also, to prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks, travelers checks or starter checks for the purchase of shares.  The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  Payment should be made in U.S. dollars drawn on a U.S. bank, savings and loan or credit union.  If your bank does not honor your check, you could be liable for any loss sustained by the LKCM Funds, as well as a service charge imposed by the Transfer Agent in the amount of $25.

In compliance with the USA PATRIOT Act of 2001, when you open an account directly with the Funds, please note that the Transfer Agent will verify certain information on your Account Registration Form as part of the Funds’ Anti-Money Laundering Program.  As requested on the Account Registration Form, you should supply your full name, date of birth, social security number and permanent street address.  Broker-dealers and other financial intermediaries also are required to comply with the USA PATRIOT ACT and, as a result, may request similar information when you open an account.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-800-423-6369 if you need additional assistance when completing your Account Registration Form.

If the Funds do not have a reasonable basis for determining your identity, your account will be rejected or you will not be allowed to perform a transaction on the account until the necessary information to confirm your identity is received. The Funds may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

By Wire. You may purchase shares of a Fund by wiring federal funds ($2,000 minimum).  If you are making your first investment in the Funds, before you wire funds, the Transfer Agent must have a completed Account Registration Form.  You can mail or overnight deliver your Account Registration Form to the Transfer Agent.  Upon receipt of your completed Account Registration Form, the Transfer Agent will establish an account for you.  The account number assigned will be required as part of the instruction that should be given to your bank to send the wire.  The wire must be received by 4:00 P.M. (Eastern time) in order to receive the same day’s NAV.  Your bank must include both the name of the Fund you are purchasing, your name and account number so that monies can be correctly applied.  Your bank should transmit funds by wire to:

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U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
For credit to U.S. Bancorp Fund Services, LLC
Account #112-952-137
For further credit to LKCM Funds
[Name of Fund]
[Shareholder account number]

Federal fund purchases will be accepted only on a day on which the Funds and the custodian are open for business.  The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

SUBSEQUENT INVESTMENTS

By Mail or Wire.  You may make additional investments at any time (minimum subsequent investment $500) by mailing a check payable to LKCM Funds to the address noted in the section entitled “Initial Investments  By Mail.”  Additional investments may also be made by wire.  Before sending your wire, please contact the Transfer Agent at 1-800-423-6369 to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.  Instruct your bank to wire monies as outlined above.

By Telephone.  To make additional investments by telephone, you must check the appropriate box on your Account Registration Form authorizing telephone purchases.  If you have given authorization for telephone transactions and your account has been open for at least 15 days, you may call the Funds toll free at 1-800-688-LKCM to move money, in the amount of $500 or more, from your bank account to your Fund account upon request.  Only bank accounts held at U.S. institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  For security reasons, requests by telephone will be recorded.  Shares of a Fund will be purchased in your account at the NAV next determined after your order is placed.  Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.

AUTOMATIC INVESTMENT PROGRAM

The Automatic Investment Program (the “Program”) permits investors that own shares of a Fund with a value of $2,000 or more to purchase shares (minimum of $100 per transaction) at regular intervals selected by the investor.  This Program provides a convenient method to have monies deducted from your checking or savings account, for investment into a Fund, on a monthly or quarterly basis.  Only bank accounts held at domestic institutions that are ACH members may be used for this option.  If you wish to change the amount of your investment or to terminate the Program, please contact the Transfer Agent five days prior to the effective date.  Additionally, the Transfer Agent will charge a $25 fee for any payment returned.  To establish the Program, an investor must complete the appropriate sections of the Account Registration Form.  For additional information on the Program, please call 1-800-423-6369.

RETIREMENT PLANS

The Funds make available individual retirement accounts (“IRAs”), including Simplified Employee Pension Plans, traditional IRAs, Roth IRAs and IRA “Rollover Accounts,” offered by U.S. Bancorp Fund Services, LLC.  Detailed information on these plans is available by calling the Funds at 1-800-423-6369 (option 1).  The Transfer Agent charges an annual fee of $15 for maintaining such plans, which is in addition to other fees and expenses payable to the Funds or Transfer Agent as described herein.  Investors should consult with their own tax advisers before establishing a retirement plan.

OTHER PURCHASE INFORMATION

Each Fund reserves the right, in its sole discretion, to suspend the offering of its shares, to reject any purchase order, or to waive any minimum investment requirements.

Purchases of each Fund’s shares will be made in full and fractional shares of the Fund calculated to three decimal places.  In the interest of economy and convenience, certificates for shares will not be issued except at the written request of the shareholder.  Certificates for fractional shares will not be issued.

UNCLAIMED PROPERTY

Your Fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified by your state’s abandoned property laws.

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HOUSEHOLDING

In an effort to decrease costs, the Funds may reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household.  If implemented, and if you would like to discontinue householding for your accounts, please call toll-free at 1-800-688-LKCM to request individual copies of these documents.  Once the Fund receives notice to stop householding, it will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

MARKET TIMING POLICY

“Market timing” typically refers to the practice of frequent trading in the shares of mutual funds in order to exploit inefficiencies in fund pricing.  Market timing transactions include trades in mutual fund shares that occur when the fund’s NAV does not fully reflect the value of the fund’s holdings – for example, when the fund has in its portfolio particular holdings, such as foreign or thinly traded securities, that are valued on a basis that does not include the most updated information possible.  Market timing can have a dilutive effect on the value of the investments of long-term fund shareholders and can increase the transaction costs of a fund, which will be borne by all fund shareholders.

The Funds are typically intended for long-term investing.  Market timing by Fund shareholders may adversely affect the Funds by interfering with portfolio management and increasing portfolio transaction and administrative costs.  The Board of Trustees of the Funds has adopted policies and procedures to detect and prevent market timing activities in the Funds.  To discourage market timing, each Fund charges a 1.00% redemption fee on shares exchanged or redeemed within 30 days of purchase, except on shares held in separately managed accounts of the Adviser or as otherwise determined by a Fund in its discretion.  In addition, a Fund will temporarily suspend or terminate future purchase and exchange orders by investors or groups of investors who the Funds believe have engaged in market timing practices and which may have an adverse impact on the Funds.  The Funds will also terminate, without notice, the exchange privilege of any investor who, in the opinion of the Funds, uses the exchange privilege excessively.

The Funds and/or the Adviser monitor for market timers and attempt to detect abusive trading practices.  The criteria and techniques may change from time to time as determined by the Funds or the Adviser.  The Transfer Agent will reject any purchase or exchange order, in whole or in part, including trading that the Funds or the Adviser believe may be excessive in frequency and/or amount or otherwise potentially disruptive to the affected Funds.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.

Furthermore, due to the complexity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the efforts of the Funds or the Adviser will identify all trades or trading practices that may be considered abusive.  In addition, the ability of the Funds or the Adviser to monitor trades that are placed by individual shareholders within omnibus and retirement accounts maintained by financial intermediaries may be limited.  However, the Funds and the Adviser attempt to monitor aggregate trades placed in omnibus accounts and seek to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Funds have entered into agreements with certain financial intermediaries that generally require them to provide the Funds with information concerning those individual shareholders involved in any such aggregated trades.  For those financial intermediaries with whom the Funds have not entered into such agreements, the Funds treat such intermediaries as individual shareholders for purposes of the Funds market timing and redemption fee policies.  However, there can be no assurance that the Funds or the Adviser will be able to detect and prevent abusive trading in accounts maintained by financial intermediaries through the foregoing measures or otherwise.

EXCHANGING SHARES

Exchanges of all or a portion of your investment from one Fund to another LKCM Fund may be made.  Any new account established through an exchange will be subject to the minimum investment requirements described above.  Exchanges will be executed on the basis of the relative NAV of the shares exchanged after your request for an exchange is received.  An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss.  In addition, exchanges of shares held for less than 30 days will be subject to a 1.00% redemption fee, except on shares held in separately managed accounts of the Adviser or as otherwise determined by a Fund in its discretion.  The Transfer Agent charges a $5 fee for each exchange via telephone.  Call the Funds to learn more about exchanges.

The Funds are intended as a long-term investment vehicle and not to provide a means of speculating on short-term market movements.  In addition, excessive trading can hurt the Funds’ performance and shareholders.  Therefore, each Fund may terminate, without notice, the exchange privilege of any investor who uses the exchange privilege excessively.  The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.

REDEMPTION OF SHARES

You may redeem shares of the Funds by contacting your financial advisor, by mail or, if authorized, by telephone or wire.  The Funds do not charge a fee for making redemptions, except that each Fund charges a 1.00% redemption fee on shares exchanged or redeemed within 30 days of purchase unless such shares are held in separately managed accounts of the Adviser or as otherwise determined by a Fund in its discretion.  If you purchased your shares through a broker-dealer or other financial intermediary, please contact your broker-dealer or financial intermediary for information regarding how to sell your shares.

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By Mail.  You may redeem your shares by mailing a written request to:

By regular mail to:	By express, registered or certified mail to:
LKCM Funds – Fund name c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	LKCM Funds – Fund name c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

After your request is in “good order,” the Fund will redeem your shares at the next NAV.  To be in “good order,” redemption requests must include the following documentation:

(a)	The share certificates, if issued;

(b)
A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

(c)	Any required signature guarantees; and

(d)	Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans, and other organizations.

Signature Guarantees.  To protect your account, LKCM Funds and U.S. Bancorp Fund Services, LLC from fraud, signature guarantees are required to enable the Funds to verify the identity of the person that has authorized a redemption from an account.  Signature guarantees are required for (1) redemptions where the proceeds are payable or sent to any person, address or bank account not on record, (2) share transfer requests and (3) any redemption request if a change of address request has been received by the Transfer Agent within the last 15 days.   In addition to the situations described above, the Funds and /or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.  The Funds reserve the right to waive any signature requirement at their discretion.

Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (STAMP).  A notary public is not an acceptable signature guarantor.  Please contact LKCM Funds at 1-800-423-6369 (option 1) for further details.

By Telephone.  If you indicated on your Account Registration Form or have subsequently arranged in writing to do so, you may redeem shares by calling the Funds.  You may have the redemption proceeds mailed by check to the primary registration address or wired directly to your bank. You may also have your proceeds sent via electronic funds transfer through the ACH network to your predetermined bank account.  Other redemption fees may be applicable. See the section titled “Other Redemption Information” below.  The Transfer Agent imposes a $15 fee for each wire redemption. There is no charge for an electronic funds transfer, however the funds may not be available for 2-3 days.  The redemption proceeds will be paid to the same bank and account as designated on the Account Registration Form or in written instructions subsequently received by the Funds. No telephone redemptions may be made within 15 days of any address change.

If you would like to arrange for redemption by wire, ACH, or telephone or change the bank or account designated to receive redemption proceeds, you must send a written request to the Funds at the address listed in the section entitled “Redemption of Shares  By Mail.”  The investor must sign such requests.  Further documents and signature verifications may be required.

The Funds reserve the right to refuse a wire or telephone redemption. Procedures for redeeming shares by wire or telephone may be modified or terminated at any time.  The Funds and the Transfer Agent will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine.  Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. The telephone call may be recorded and the caller may be asked to verify or provide certain personal identification information.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. If the Funds or their agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes fraudulent or unauthorized requests. Once a telephone transaction has been placed, it cannot be canceled or modified.  Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.

30-Day Redemption Fee. If you redeem or exchange shares held for less than 30 days after the date of purchase, you will be subject to a 1.00% redemption fee.  This fee will be deducted from the proceeds of your redemption.  For purposes of applying the fee, the first day of the holding period is trade date plus one.  The holding period will be determined on a “first-in, first-out” basis, meaning the Fund shares purchased first will be redeemed first.  The redemption fee will not apply to shares of the Funds held in accounts separately managed by the Adviser or as otherwise determined by the Funds in their discretion.  Transactions in shares of the Funds by financial intermediaries with whom the Funds do not have information sharing agreements in place may be subject to the redemption fee.  The redemption fee will be retained by a Fund for the benefit of its shareholders.  Redemption fees will not apply to shares acquired through the reinvestment of dividends, or to shares purchased through the Automatic Investment Program.

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Other Redemption Information.  Payment of the redemption proceeds will normally be made within seven calendar days after receipt of a redemption request in “good order.”  Redemption proceeds for shares of the Funds purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen calendar days.   Shareholders can avoid this delay by utilizing the wire purchase option.

Due to the relatively high cost of maintaining small accounts, the Funds reserve the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $1,000. You will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of the account up to at least $1,000.

The Funds may suspend the right of redemption or postpone the date at times when the NYSE is closed (other than customary weekend and holiday closings) or under any emergency circumstances as determined by the SEC.

The Funds have reserved the right to redeem in kind (i.e., in securities) any redemption request during any 90-day period in excess of the lesser of:  (i) $250,000 or (ii) 1% of a Fund’s NAV being redeemed.  If your shares are redeemed in kind, then you will incur transaction costs when you subsequently sell the securities distributed to you.

TRANSFER OF REGISTRATION

The registration of Fund shares may be transferred by writing to LKCM Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin, 53202-0701.  As in the case of redemptions, the written request with signature guaranteed must be received in “good order.”

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Funds and the Adviser may make payments to financial intermediaries in connection with the promotion and sale of shares of the Funds and as compensation for shareholder-related services, including administrative, sub-transfer agency type, recordkeeping and shareholder communications services.  The Funds and the Adviser may also pay such compensation to make shares of the Funds available to investors through fund platforms, supermarkets or similar programs or for services provided in connection with such platforms, supermarkets and programs.  These payments generally benefit the Funds by providing applicable financial intermediaries with an incentive to recommend sales of shares of the Funds over other potential investments.

The Funds and the Adviser may compensate financial intermediaries differently depending upon the level and type of services provided by such financial intermediaries.  Payments may be calculated on the average daily net assets of the applicable Fund distributed and/or serviced by the financial intermediary, the number of accounts serviced by the financial intermediary that invest in the Funds.  These payments create incentives for financial intermediaries to sell and retain shares of the Funds in shareholder accounts.

The Funds and the Adviser may also make payments to financial intermediaries for processing certain transactions or account maintenance activities or for providing certain other support services.  Such payments may also cover costs incurred by financial intermediaries in connection with their efforts to sell shares of the Funds, including costs incurred in preparing, printing and distributing sales literature.

You should ask your financial intermediary for details about any such payments it receives from the Funds or the Adviser, or any other fees, expenses, or commissions your financial intermediary may charge you in addition to those disclosed in this prospectus.

VALUATION OF SHARES

Calculation of Net Asset Value. The net asset value (“NAV”) per share is computed by dividing the total value of the investments and other assets of a Fund, less any liabilities, by the total outstanding shares of the Fund.  The NAV per share is determined as of the close of normal trading on the NYSE (generally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.  NAV is not determined on days the NYSE is closed.  The NYSE is closed on weekends and most national holidays.  The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after the order is received by the Fund.  A Fund’s NAV may not be calculated on days during which the Fund receives no orders to purchase shares and no shares are tendered for redemption.  In determining NAV, expenses are accrued and applied daily and investments for which market values are readily available are valued at market value.

Fair Value Procedures for the Funds.  The trading hours for most foreign securities end prior to the close of the NYSE, generally the time the Funds’ NAVs are calculated.  Securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price, unless events materially affecting the value of foreign securities occur.  The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  Some of the events that may necessitate fair valuing a security include i) the security’s trading has been halted or suspended; ii) the security has been de-listed from an exchange; iii) the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; iv) the security has not been traded for an extended period of time; v) the security’s primary pricing source is not able or willing to provide a price; and vi) trading of the security is subject to local government-imposed restrictions.

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If such events occur, the Funds may value foreign securities at fair value, taking into account such events, when they calculate their NAVs.  In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund’s NAV in advance of the time as of which NAV is calculated.  Because some foreign markets are open on days when the Funds do not price their shares, the value of a Fund’s holdings (and correspondingly, the Fund’s NAV) could change at a time when you are not able to buy or sell Fund shares.

The Board of Trustees has also established procedures that permit the Adviser to fair value securities under certain circumstances, including if the value of a security is materially affected by an event occurring after its close of trading, if reliable market quotations are not readily available or for which the Funds’ pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value.  The Funds may also fair value a security if the Funds or the Adviser believe that the market price is stale.  In addition, the Funds may use independent pricing services to assist in pricing portfolio securities.

There can be no assurance that the Funds could purchase or sell a portfolio security at the price used to calculate the Funds’ NAVs.  In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value.  Fair valuations generally remain unchanged until new information becomes available.  Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS

The Funds intend to declare and pay income dividends at least on an annual basis.  The Funds intend to distribute net capital gains and net gains from foreign currency transactions, if any, on an annual basis.  The Funds may make an additional distribution, if necessary, to avoid income or excise taxes.  Dividends and other distributions, if any, will automatically be paid in additional shares of the Funds unless the shareholder elects otherwise.  Such election must be made in writing or by calling the Funds.  If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at the Funds’ then current NAV and to reinvest all subsequent distributions.

TAXES

Dividends, whether paid in cash or reinvested in additional shares, from a Fund’s net investment income, net realized short-term capital gains over net realized long-term capital losses and net gains from certain foreign currency transactions, if any, will be taxable to shareholders as ordinary income (unless a shareholder is exempt from income tax or entitled to a tax deferral), except that a Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most U.S. and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions) generally will be subject to federal income tax for individual and certain other non-corporate shareholders who satisfy those restrictions with respect to the shares on which the Fund dividends were paid at the lower rates for long-term capital gains -- a maximum of 15% for a single shareholder with taxable income not exceeding $400,000 ($450,000 for married shareholders filing jointly) and 20% for those non-corporate shareholders with taxable income exceeding those respective amounts.  A portion of a Fund’s dividends—not exceeding the aggregate dividends it receives from domestic corporations only—also may be eligible for the dividends-received deduction allowed to corporations, subject to similar holding period and other restrictions.  However, dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.  There can be no assurance as to what portion, if any, of a Fund’s distributions will constitute qualified dividend income or be eligible for the dividends-received deduction.

Distributions of net capital gain (that is the excess of net long-term capital gain over net short-term capital loss), whether paid in cash or reinvested in additional shares (or, if a Fund makes a certain election, any such excess that is retained by the Fund), will be taxable as long-term capital gain, at the 15% and 20% maximum rates mentioned above; capital gain distributions to corporate shareholders are subject to federal income tax at a maximum rate of 35%.  The classification of a capital gain distribution or retained capital gains (and, consequently, the applicable tax rate) is determined by the length of time that a Fund has held the securities that generated the gain and not the length of time you have held shares in the Fund.  Shareholders will be notified annually as to the federal tax status of dividends and other distributions paid by the Funds.

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Any dividends and other distributions a Fund declares in the months of October, November or December to shareholders of record on a date in such a month will be deemed to have been paid by the Fund and received by those shareholders on December 31 if the distributions are paid before February 1 of the following year.  If you purchase shares of a Fund shortly before a distribution, you will be subject to income tax on the distribution, even though the value of your investment (plus cash received, if any) remains the same.

When a shareholder redeems shares of a Fund, the redemption may result in a taxable gain or loss, depending on whether the redemption proceeds are more or less than the shareholder’s adjusted basis in the shares.  Any capital gain an individual and certain other non-corporate shareholder recognizes on a redemption of Fund shares that have been held for more than one year will qualify for the 15% and 20% maximum rates mentioned above.  In addition, if shares of a Fund are bought within 30 days before or after selling other shares of the same Fund (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming at a loss other shares of that Fund (regardless of class), all or part of that loss will not be deductible and instead will increase the basis of [in] the newly purchased shares at a loss, all or a portion of the loss will be deferred and will increase the basis in the newly purchased shares.

Each Fund is required by federal law to withhold and remit to the U.S. Treasury 28% of reportable payments (which includes dividends, capital gain distributions and redemption proceeds, regardless of the extent to which gain or loss may be realized) otherwise payable to individuals and certain other non-corporate shareholders who fail to certify the taxpayer identification number furnished to the Fund is correct or who furnish an incorrect number (together with the withholding described in the next sentence, “backup withholding”).  Withholding at that rate also is required from each Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who (1) is subject to backup withholding for failure to report the receipt of interest or dividend income properly; or (2) fails to certify to the Fund that he or she is not subject to backup withholding or that it is a corporation or other exempt recipient.  Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded.

Beginning in 2013, an individual is required to pay a 3.8% federal tax on the lesser of (1) the individual’s “net investment income,” which generally includes dividends, interest, and net gains from the disposition of investment property (including dividends and capital gain distributions a Fund pays and net gains realized on the redemption or exchange of Fund shares), or (2) the excess of the individual’s “modified adjusted gross income” over a threshold amount ($250,000 for married persons filing jointly and $200,000 for single taxpayers).  This tax is in addition to any other taxes due on that income.  A similar tax applies to estates and trusts.  Shareholders should consult their own tax advisers regarding the effect, if any, this provision may have on their investment in Fund shares.

A Fund shareholder who wants to use the average basis method for determining basis in Fund shares he or she acquires after December 31, 2011 (“Covered Shares”), must elect to do so in writing, which may be electronic.  Each Fund, or its administrative agent, must report to the Internal Revenue Service and furnish to its shareholders the basis information for Covered Shares.  See “Taxation” in the SAI for a description of the rules regarding that election and each Fund’s reporting obligation.

Dividends and other distributions each Fund declares, as well as redemption proceeds, may also be subject to state and local taxes.

The foregoing summarizes some of the important income tax considerations generally affecting each Fund and its shareholders.  Potential investors in the Funds should see the SAI for further information regarding the tax effects of investing in the Funds and consult their tax advisers with specific reference to their own tax situation.

INDEX DESCRIPTIONS

The Lipper Large-Cap Growth Funds Index is an index of large cap growth mutual funds tracked by Lipper, Inc.  A direct investment in an index is not possible.

The Lipper Large-Cap Value Funds Index is an index of large cap value mutual funds tracked by Lipper, Inc.  A direct investment in an index is not possible.

The Lipper Small-Cap Core Funds Index is an index of small cap core mutual funds tracked by Lipper, Inc.  A direct investment in an index is not possible.

The Russell 1000® Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  A direct investment in an index is not possible.

The Russell 1000® Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.  A direct investment in an index is not possible.

The Russell 2000® Index is an unmanaged index comprised of the smallest 2,000 companies in the Russell 3000® Index, representing approximately 10% of the Russell 3000® Index total market capitalization.  The Russell 3000® Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.  A direct investment in an index is not possible.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the Funds for the past 5 years.  Certain information reflects financial results for a single fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and distributions).  This information has been derived from the Funds’ financial statements and financial highlights which have been audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements and financial highlights, is incorporated by reference in the SAI and included in the annual report for the year ended December 31, 2012, which is available free of charge upon request.

	LKCM AQUINAS SMALL CAP FUND
	Year Ended December 31,
	2012		2011		2010		2009		2008

Net Asset Value - Beginning of Period	$7.35		$7.07		$5.25		$4.03		$6.47

Net investment loss	(0.00	)(1)(2)	(0.06	)(1)	(0.05	)(1)	(0.04	)(3)	(0.04	)(3)
Net realized and unrealized gain (loss) on investments	0.59		0.34		1.87		1.26		(2.40)
Total from investment operations	0.59		0.28		1.82		1.22		(2.44)
Distributions from net realized gains	(0.60)		—		—		—		(0.00	)(2)

Net Asset Value - End of Period	$7.34		$7.35		$7.07		$5.25		$4.03
Total Return	8.16%		3.96%		34.67%		30.27%		(37.64)%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$11,684		$11,037		$6,505		$5,265		$3,403
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	2.32%		2.44%		3.26%		3.68%		2.91%
After expense waiver and/or reimbursement	1.50%		1.50%		1.50%		1.50%		1.50%
Ratio of net investment loss to average net assets:
Before expense waiver and/or reimbursement	(0.84)%		(1.81)%		(2.70)%		(3.03)%		(2.11)%
After expense waiver and/or reimbursement	(0.02)%		(0.87)%		(0.94)%		(0.85)%		(0.70)%
Portfolio turnover rate	82%		70%		84%		66%		91%

(1)	Net investment loss per share is calculated using the ending balance of accumulated net investment loss prior to considerations of adjustments for permanent book and tax differences.
(2)	Less than $(0.005).
(3)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.

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	LKCM AQUINAS VALUE FUND
	Year Ended December 31,
	2012	2011	2010	2009	2008

Net Asset Value - Beginning of Period	$12.72	$12.68	$10.82	$8.15	$13.07

Net investment income	0.07	0.02	0.00 (1)	0.02	0.04
Net realized and unrealized gain (loss) on investments	1.46	0.04	1.87	2.67	(4.92)
Total from investment operations	1.53	0.06	1.87	2.69	(4.88)
Dividends from net investment income	(0.07)	(0.02)	(0.01)	(0.02)	(0.04)
Net Asset Value - End of Period	$14.18	$12.72	$12.68	$10.82	$8.15
Total Return	12.01%	0.46%	17.25%	32.94%	(37.34)%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$46,902	$42,056	$38,354	$36,536	$25,184
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	1.54%	1.55%	1.57%	1.65%	1.58%
After expense waiver and/or reimbursement	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before expense waiver and/or reimbursement	0.44%	0.11%	(0.06)%	0.04%	0.28%
After expense waiver and/or reimbursement	0.48%	0.16%	0.01%	0.19%	0.36%
Portfolio turnover rate	28%	29%	31%	29%	70%

(1)	Amount is less than $0.005.

	LKCM AQUINAS GROWTH FUND
	Year Ended December 31,
	2012	2011	2010	2009	2008

Net Asset Value - Beginning of Period	$16.86	$16.61	$14.25	$10.96	$16.38

Net investment loss(1)	(0.07)	(0.10)	(0.08)	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	1.84	0.35	2.44	3.33	(5.37)
Total from investment operations	1.77	0.25	2.36	3.29	(5.42)

Dividends from net investment income	—	—	—	—	(0.00	)(2)
Distributions from net realized gains	(0.10)	—	—	—	—
Total dividends and distributions	(0.10)	—	—	—	(0.00	)(2)

Net Asset Value - End of Period	$18.53	$16.86	$16.61	$14.25	$10.96

Total Return	10.52%	1.51%	16.56%	30.02%	(33.07)%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$35,315	$33,698	$31,099	$34,071	$26,944
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	1.58%	1.60%	1.63%	1.66%	1.56%
After expense waiver and/or reimbursement	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment loss to average net assets:
Before expense waiver and/or reimbursement	(0.44)%	(0.71)%	(0.65)%	(0.46)%	(0.40)%
After expense waiver and/or reimbursement	(0.36)%	(0.61)%	(0.52)%	(0.30)%	(0.34)%
Portfolio turnover rate	42%	50%	46%	47%	67%

(1)	Net investment loss per share is calculated using the ending balance of accumulated net investment loss prior to considerations of adjustments for permanent book and tax differences.
(2)	Less than $(0.005).

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LKCM Funds

For more information
You may obtain the following and other information on the LKCM Funds free of charge:

Statement of Additional Information (SAI) dated May 1, 2013
The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus).  The SAI provides more details about the Funds’ policies and management.

Annual and Semi-Annual Reports to Shareholders
The annual and semi-annual reports provide the Funds’ most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during the last fiscal year.

To receive any of these documents or make inquiries to the Funds:

By Telephone:
1-800-423-6369

By Mail:
LKCM Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin  53201-0701

On the Internet:
Text-only versions of Fund documents can be viewed online or downloaded free from the EDGAR database on the SEC’s Internet site at: http://www.sec.gov or from the Funds’ website at www.aquinasfunds.com.

From the SEC:
You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Funds, including the SAI.  They will charge you a fee for this duplicating service.  You can also visit the SEC Public Reference Room and copy documents while you are there.  For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C.  20549-1520

publicinfo@sec.gov
1-202-551-8090

Investment Company Act File # 811-8352

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LKCM FUNDS

LKCM AQUINAS SMALL CAP FUND (AQBLX)
LKCM AQUINAS VALUE FUND (AQEIX)
LKCM AQUINAS GROWTH FUND (AQEGX)

301 COMMERCE STREET, SUITE 1600
FORT WORTH, TEXAS 76102

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2013

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of each of the above series of LKCM Funds (each a “Fund” and collectively the “Funds”) dated May 1, 2013, as such Prospectus may be supplemented or revised from time to time.  The Funds’ audited financial statements for the year ended December 31, 2012 are incorporated herein by reference to the Funds’ 2012 Annual Report.  A copy of the Prospectus and the Annual Report may be obtained without charge by calling the Funds at (800) 423-6369 or by visiting www.aquinasfunds.com.

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In deciding whether to invest in the Funds, you should rely on information in this Statement of Additional Information (“SAI”) and the Prospectus.  The Funds have not authorized others to provide additional information in any state or jurisdiction in which such offering may not legally be made.

Luther King Capital Management Corporation (the “Adviser”) serves as the investment adviser for the   LKCM Aquinas Small Cap Fund, LKCM Aquinas Value Fund, and LKCM Aquinas Growth Fund.

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FUND ORGANIZATION

DESCRIPTION OF SHARES AND VOTING RIGHTS

The LKCM Funds (the “Trust”) is an open-end, diversified, management investment company.  Each Fund is a separate series of the Trust, a Delaware statutory trust that was established by a Declaration of Trust dated February 10, 1994 (as amended, the “Declaration of Trust”).  The Declaration of Trust permits the Trustees of the Trust to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series.  Currently, the Trust offers eight series, three of which are the LKCM Aquinas Value Fund (“Value Fund”), LKCM Aquinas Growth Fund (“Growth Fund”), and LKCM Aquinas Small Cap Fund (“Small Cap Fund”) (each a “Fund” and collectively the “Funds”).  This SAI relates only to the Value Fund, Growth Fund, and Small Cap Fund.

Pursuant to the Declaration of Trust, the Trustees may also authorize the creation of additional series (the proceeds of which would be invested in separate, independently managed funds with distinct investment objectives and policies and share purchase, redemption and net asset valuation procedures) and such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine.  All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series only and would be subject to the liabilities related thereto.

The Trustees have authorized the division of shares of the Funds into different classes permitting shares of different classes to be distributed by different methods.  Although shareholders of different classes will have an interest in the same Fund’s assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.

When issued, the shares of the Funds are fully paid and non-assessable, have no preemptive or subscription rights and are fully transferable.  There are no conversion rights.  Each share of a Fund is entitled to participate equally in dividends and capital gain distributions and in the assets of the Fund in the event of liquidation.  The shares of the Funds have non-cumulative voting rights, which mean that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so.  A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in the shareholder’s name on the books of a Fund.

The Funds are not required, and do not intend, to hold regular annual shareholder meetings.  The Funds may hold special meetings for consideration of proposals requiring shareholder approval, such as changing fundamental policies.  The Trust will assist in shareholder communication in such matters to the extent required by law.

SHAREHOLDER AND TRUSTEE LIABILITY

The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees, but this disclaimer may not be effective in some jurisdictions or as to certain types of claims.  The Declaration of Trust further provides for indemnification out of the Trust’s property of any shareholder held personally liable for the obligations of the Trust.  The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.  Thus, the risk of shareholders incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office.

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INVESTMENT LIMITATIONS

ALL FUNDS

In addition to the Funds’ investment objectives as set forth in the Prospectus, the Funds are subject to the following restrictions, which are fundamental policies and may not be changed with respect to any Fund without the approval of a majority of that Fund’s outstanding voting securities.  As used herein, a “majority of that Fund’s outstanding voting securities” means the lesser of: (1) at least 67% of the voting securities of that Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a Fund.

As a matter of fundamental policy, each Fund will not:

(1)	invest in physical commodities or contracts on physical commodities;

(2)
purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities that are secured by interests in real estate;

(3)
make loans except: (i) by purchasing debt securities in accordance with its investment objective and policies or entering into repurchase agreements; or (ii) by lending their portfolio securities to banks, brokers, dealers and other financial institutions, so long as such loans are not inconsistent with the Investment Company Act of 1940 (the “1940 Act”), or the rules and regulations or interpretations of the Securities and Exchange Commission (“SEC”) thereunder;

(4)	with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer;

(5)
with respect to 75% of its assets, invest more than 5% of its total assets in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities);

(6)
borrow money, except (i) from banks and as a temporary measure for extraordinary or emergency purposes (not for leveraging or investment) or (ii) in connection with reverse repurchase agreements provided that (i) and (ii) in combination do not exceed 33 1/3% of the Fund’s total assets (including the amount borrowed) less liabilities (exclusive of borrowings);

(7)
underwrite the securities of other issuers (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”) in the disposition of restricted securities);

(8)
acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the Fund’s total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and

(9)
issue senior securities, except that this limitation shall not apply to: (i) evidences of indebtedness that the Fund is permitted to incur; (ii) shares of the separate classes or series of the Trust; or (iii) collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin.

With the exception of fundamental investment limitation (6) above if a percentage limitation on the investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the investments or a Fund’s assets will not require the sale of securities.

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The Funds are also subject to the following restrictions, which are non-fundamental policies and may be changed by the Board of Trustees of the Trust (the “Board of Trustees”) without shareholder approval.  As a matter of non-fundamental policy, each Fund will not:

(1)
purchase securities on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures; or sell securities short unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions.  Transactions in futures contracts, options and options on futures are not deemed to constitute selling securities short;

(2)	pledge, mortgage, or hypothecate any of its assets to an extent greater than 33 1/3% of its total assets at fair market value;

(3)
invest more than an aggregate of 15% of the net assets of a Fund in securities deemed to be illiquid, including securities which are not readily marketable, the disposition of which is restricted (excluding securities that are not registered under the Securities Act but which can be sold to qualified institutional investors in accordance with Rule 144A under the Securities Act and commercial paper sold in reliance on Section 4(2) of the Securities Act), repurchase agreements having maturities of more than seven days and certain over-the-counter options (“OTC Options”);

(4)
invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers’ commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act; and

(5)	write or acquire options or interests in oil, gas or other mineral exploration or development programs or leases; and

(6)
with respect to the Small Cap Fund, make any change in its investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least 60 days’ prior notice.

INVESTMENT OBJECTIVES AND POLICIES

The investment objectives and policies of the Funds are described in detail in the summary prospectuses under the caption “Principal Investment Strategies” and in the statutory prospectuses under the caption “Additional Information Regarding the Investment Objectives and Principal Investment Strategies of the Funds.”  These sections provide a description of the securities in which a Fund may invest to achieve its investment objective, the strategies it may employ and the corresponding risks of such securities and strategies.  The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money.  Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets.  Both domestic and foreign equity markets could experience increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions could continue.  The U.S. Government has already taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity.

Reduced liquidity in equity, credit and fixed-income markets may adversely affect many issuers worldwide.  This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples.  It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices.  These events and possible continued market turbulence may have an adverse effect on the Funds.

Regulatory Events.  The U.S. Government, the Federal Reserve, the Treasury, the SEC, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have taken, or are considering taking, actions in response to economic events.  Given the broad scope, sweeping nature, and continuing enactment of various statutes and regulatory measures, the potential impact they could have on securities held by the Fund currently is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Funds.  Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will refrain from taking further legislative or regulatory action. The effect of any such actions, if taken, cannot be known.

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EQUITY RELATED SECURITIES

The equity securities in which the Funds may invest include common stocks, preferred stocks, warrants and rights, and debt securities convertible into or exchangeable for common stock or other equity securities.

Common Stocks.  Common stocks represent the residual ownership interest in the issuer. They are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations, including preferred stock, are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Preferred Stock.  Preferred stock offers a stated dividend rate payable from the corporation’s earnings. These preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate.  If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.  The rights of preferred stocks are generally subordinate to rights associated with a corporation’s debt securities.  Dividends on some preferred stock may be “cumulative” if stated dividends from prior periods have not been paid.  Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation, and may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

Warrants and Rights.  Warrants are options to purchase equity securities at specific prices valid for a specific period of time.  Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a short duration and are distributed by the issuer to its shareholders.  Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Convertible Securities.  A convertible security is a bond, debenture, note or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer.  A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities.  Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.  A convertible security may be subject to redemption at the option of the issuer at a predetermined price.  If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party.

Securities Subject to Reorganization.  The Funds may invest in equity securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Adviser, there is a reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved.  Generally, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated.  Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved, significantly undervalues the securities, assets or cash to be received by shareholders of the target company as a result of the contemplated transaction, or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value.  The evaluation of such contingencies requires broad knowledge and experience on the part of the Adviser which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction but also the financial resources and business motivation of the offeror and the dynamics and business climate when the offer or proposal is in process.  Since such investments are ordinarily short-term in nature, they will tend to increase the turnover ratio of a Fund thereby increasing its brokerage and other transaction expenses.  The Adviser intends to select investments of the type described which, in its view, have a reasonable prospect of capital appreciation which is significant in relation to both the risk involved and the potential of available alternate investments.

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AMERICAN DEPOSITARY RECEIPTS (“ADRs”)

The Adviser does not consider ADRs to be foreign securities when calculating the Fund’s foreign securities limitations.  The Funds may invest in ADRs, which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer.  ADRs may be listed on a national securities exchange or may trade in the over-the-counter market.  ADR prices are denominated in U.S. dollars; the underlying security is denominated in a foreign currency.

FOREIGN SECURITIES

Each Fund may invest in securities of foreign issuers.  Investing in such securities involves certain special considerations that are not typically associated with investing in securities of U.S. issuers.  Since the securities of foreign issuers are frequently denominated in foreign currencies, and since the Funds may temporarily hold invested reserves in bank deposits in foreign currencies, the Funds will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

Investing in emerging markets can have more risk than investing in developed foreign markets.  The risks of investing in these markets may be exacerbated relative to investments in foreign markets.  In addition, emerging markets may impose restrictions on a Fund’s ability to repatriate investment income or capital and thus, may adversely effect the operations of the Fund and certain emerging markets impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar.  For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries.  The less developed the country, the greater effect these risks may have on your investment in a Fund.

As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies.  Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies.  There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.  Although the Funds will endeavor to achieve most favorable execution costs in their portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.  In addition, it is expected that the expenses for custodian arrangements of the Funds’ foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling U.S. securities of equal value.

Certain foreign governments levy withholding taxes against dividend and interest income paid by citizens or corporations operating therein to investors in other countries.  Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the companies comprising the holdings of the Funds.  However, these foreign withholding taxes are not expected to have a significant impact on the Funds.

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FIXED INCOME SECURITIES

The fixed-income securities in which the Funds may invest include securities issued or guaranteed by the  U.S. Government, its agencies or instrumentalities and securities issued by domestic or foreign corporations and other entities.

Ratings.  As noted above, the Funds may invest in various fixed income securities, including fixed income securities that are rated at the time of purchase as investment grade by a nationally recognized statistical rating organization (“NRSRO”), such as Standard & Poor’s (“S&P”) or Moody’s Investor Services Inc. (“Moody’s”), or, if unrated, are determined to be of equivalent quality by the Adviser.  Investment grade fixed income securities include:

●	Securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;
●	Bonds or bank obligations rated in one of the four highest categories (such as BBB- or higher by S&P);
●	Short-term notes rated in one of the two highest categories (such as SP-2 or higher by S&P); and
●	Commercial paper or short-term bank obligations rated in one of the three highest categories (such as A-3 or higher by S&P).

Investment grade fixed-income securities are generally believed to have a lower degree of credit risk.  However, certain investment grade securities with lower ratings are considered medium quality and may be subject to greater credit risk than the highest rated securities.  If a security’s rating falls below that required at the time of purchase, the Adviser will consider what action, if any, should be taken consistent with a Fund’s investment objective. Additional information concerning securities ratings is contained in Appendix A to this SAI.

U.S. Government Securities.  U.S. Government agencies or instrumentalities that issue or guarantee securities include, but are not limited to, Fannie Mae (“FNMA”), Government National Mortgage Association (“GNMA”), Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Intermediate Credit Banks,  Federal Land Banks, Tennessee Valley Authority, Inter-American Development Bank, Asian Development Bank, Sallie Mae and the International Bank for Reconstruction and Development.  These securities generally are supported only by the credit of the corporation.

Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States.  Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies’ obligations; while still others, such as Sallie Mae, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.  Each Fund will invest in securities of such agencies or instrumentalities only when the Adviser is satisfied that the credit risk is acceptable.

The Funds may invest in component parts of U.S. Treasury notes or bonds, namely either the principal of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations.  These obligations may take the form of: (1) Treasury obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components; or (4) receipts evidencing the component parts (principal or coupons) of Treasury obligations that have not actually been stripped.  Such receipts evidence ownership of component parts of Treasury obligations (principal or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party.  These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investment Growth Receipts” (“TIGRs”) and “Certificates of Accrual on Treasury Securities” (“CATs”), and are not issued by the U.S. Treasury; therefore they are not U.S. Government securities, although the underlying bonds represented by these receipts are debt obligations of the U.S. Treasury.

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Investment Grade Fixed Income Securities.  The Funds may invest in fixed income securities of domestic or foreign issuers (corporate bonds, debentures, notes and other similar corporate debt instruments) rated as investment grade at the time of purchase by a NRSRO.

Even fixed income securities rated investment grade by a NRSRO possess some speculative characteristics.  There are risks involved in applying credit ratings as a method for evaluating high yield obligations  in that credit ratings evaluate the safety of principal and interest payments, not market value risk.  In addition, credit rating agencies may not change credit ratings on a timely basis to reflect changes in economic or company conditions that affect a security’s market value.  Changes in economic conditions or other circumstances may lead to a weakened capacity of the issuer to make principal and interest payments on such securities.

The Funds will rely on the judgment, analysis and experience of the Adviser in evaluating the creditworthiness of an issuer.  In this evaluation, the Adviser will take into consideration, among other things, the issuer’s financial resources and ability to cover its interest and fixed charges, factors relating to the issuer’s industry and its sensitivity to economic conditions and trends, its operating history, the quality of the issuer’s management and regulatory matters.  The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

The risk of loss due to default by the issuer is significantly greater for the holders of lower quality fixed income securities because such securities are generally unsecured and are often subordinated to other obligations of the issuer.  During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality fixed income securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations.  An issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, its inability to meet specific projected business forecasts, or the unavailability of additional financing.

Factors adversely affecting the market value of fixed income securities will adversely affect the net asset values of Funds that invest in such securities.  In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings.

The secondary trading market for lower-quality fixed-income securities is generally not as liquid as the secondary market for higher-quality securities and is very thin for some securities.  The relative lack of an active secondary market may have an adverse impact on market price and a Fund’s ability to dispose of particular issues when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as deterioration in the creditworthiness of the issuer.  The relative lack of an active secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund’s portfolio.  Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.  During such times, the responsibility of the Board of Trustees or the Adviser to value the securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available.

Non-Investment Grade Fixed Income Securities.  The Funds may invest up to 5% of their respective total assets in non-investment grade fixed income securities (commonly known as “junk bonds”).  The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal.  The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of such securities held by the Fund more volatile and could limit the Fund’s ability to sell its securities at prices approximating the values the Fund had placed on such securities.  In the absence of a liquid trading market for securities held by it, a Fund at times may be unable to establish the fair value of such securities.  If the issuer defaults on its obligation, the value of the security would fall and the Fund’s income also would decline.

Securities ratings are based largely on the issuer’s historical financial condition and the rating agencies’ analysis at the time of rating.  Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition, which may be better or worse than the rating would indicate.  In addition, the rating assigned to a security by a NRSRO does not reflect an assessment of the volatility of the security’s market value or the liquidity of an investment in the security.

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Like those of other fixed income securities, the values of non-investment grade securities go up and down in response to changes in interest rates.  A decrease in interest rates generally will result in an increase in the value of fixed income securities.  Conversely, during periods of rising interest rates, the value of the Fund’s fixed income securities generally will decline.  The values of non-investment grade securities often may be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries.  Negative publicity or investor perceptions also may adversely affect the values of non-investment grade securities.  Changes by NRSROs in their ratings of any fixed income security and changes in the ability of an issuer to make payments of interest and principal also may affect the value of these investments.  Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the Fund’s net asset value.

Issuers of lower rated securities often are highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.  Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing.  The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

Mortgage Pass-Through Securities. The Funds may invest in residential or commercial mortgage pass-through securities.   Mortgage pass-through securities represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers in the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to the sale of underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost.

There are currently three types of mortgage pass-through securities: (1) those issued by the U.S. Government or one of its agencies or instrumentalities, such as GNMA, FNMA, and FHLMC; (2) those issued by private issuers that represent an interest in or are collateralized by pass-through securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass-through securities without a government guarantee but usually having some form of private credit enhancement.

GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage banks), and backed by pools of FHA-insured or VA-guaranteed mortgages.

Obligations of FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government. In the case of obligations not backed by the full faith and credit of the U.S. Government, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. FNMA and FHLMC may borrow from the U.S. Treasury to meet their obligations, but the U.S. Treasury is under no obligation to lend to FNMA or FHLMC.

Private mortgage pass-through securities are structured similarly to GNMA, FNMA, and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing.

        Pools created by private mortgage pass-through issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the private pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or insured by governmental entities, private insurers and the mortgage poolers.

WHEN-ISSUED SECURITIES

The Funds may purchase securities on a “when-issued” basis.  In buying “when-issued” securities, a Fund commits to buy securities at a certain price even though the securities may not be delivered for up to 120 days.  No payment or delivery is made by the Fund in a “when-issued” transaction until the Fund receives payment or delivery from the other party to the transaction.  Although the Fund receives no income from the above-described securities prior to delivery, the market value of such securities is still subject to change.  As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price.

When a Fund purchases securities on a when-issued basis, it will maintain with its custodian cash or liquid securities having an aggregate value equal to the amount of its purchase commitment until payment is made.  The purpose and effect of such maintenance is to prevent the Fund from gaining investment leverage from when-issued transactions.  When-issued securities may decline or increase in value during the period from the Fund’s investment commitment to the settlement of the purchase.

INITIAL PUBLIC OFFERINGS

The Funds may invest in initial public offerings (“IPOs”) if the market capitalization of the issuer falls within or exceeds certain thresholds determined by the Adviser from time to time and the Adviser otherwise determines participation to be appropriate and in accordance with the Adviser’s policy.  By definition, IPOs have not traded publicly until the time of their offerings.  Special risks associated with IPOs may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company, and limited operating history, all of which may contribute to price volatility.  Many IPOs are issued by undercapitalized companies of small or microcap size.  Investments in IPOs may have a magnified performance impact relative to other investments.

Pursuant to the Adviser’s Allocation and Aggregation Policy, the Funds will be eligible to participate on a rotating basis in any applicable IPOs that may come available to eligible clients of the Adviser.

ILLIQUID INVESTMENTS, RESTRICTED SECURITIES AND PRIVATE PLACEMENT OFFERINGS

Illiquid Investments.  Illiquid investments are investments that cannot be sold or disposed of within seven days in the ordinary course of business at approximately the prices at which they are valued.  Under the supervision of the Board of Trustees, the Adviser determines the liquidity of a Fund’s investments and, through reports from the Adviser and the Funds’ administrator, the Board monitors investments in illiquid securities.  In determining the liquidity of the Funds’ investments, the Adviser may consider various factors, including the frequency of trades and quotations, the number of dealers and prospective purchasers in the marketplace, dealer undertakings to make a market, the nature of the security, and the nature of the marketplace for trades.  Investments currently considered by the Funds to be illiquid include restricted securities, other than certain foreign securities, restricted securities pursuant to Rule 144A under the Securities Act and commercial paper sold in reliance on Section 4(2) of the Securities Act.  The absence of a trading market can make it difficult to ascertain a market value for illiquid investments.  When no market quotations are available, illiquid investments are priced at fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees.  Disposing of these investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.  If through a change in values, net assets, or other circumstances, any Fund was in a position where more than 15% of its net assets were invested in illiquid securities, a Fund would take appropriate steps to protect liquidity.

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Restricted Securities.  Restricted securities can generally be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act or in a registered public offering.  Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it or they decide to seek registration and the time a Fund may be permitted to sell a security under an effective registration statement.  If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed at the time it decided to seek registration of the security.

Private Placement Offerings.  The Funds may invest in private placement offerings. Investments in private placement offerings are made in reliance on the “private placement” exemption from registration afforded by Section 4(2) or Regulation D of the Securities Act (“Section 4(2) securities”).  Section 4(2) securities are restricted as to disposition under the federal securities law and generally are sold to institutional investors such as the Funds that agree they are purchasing the securities for investment and not with an intention to distribute to the public.

OTHER INVESTMENT COMPANIES

The Funds may invest in other investment companies to the extent permitted by the 1940 Act.  In addition to the advisory fees and other expenses the Funds bear directly in connection with their own operations, as shareholders of another investment company, the Funds would bear their pro rata portion of the other investment company’s advisory fees and other expenses.  As such, the Funds’ shareholders would indirectly bear the expenses of the Funds and the other investment company, some or all of which would be duplicative.

SECURITIES LENDING

The Funds may lend securities to qualified brokers, dealers, banks and other financial institutions.  Securities lending would allow a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income.  Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans would be made only to parties deemed by the Adviser to be of good standing.  In addition, they would only be made if, in the Adviser’s judgment, the consideration to be earned from such loans would justify the risk.  Such loans would not be made if, as a result, the aggregate of all outstanding loans of a Fund exceed one-third of the value of its total assets.

It is the Adviser’s understanding that the current view of the staff of the SEC is that a Fund may engage in loan transactions only under the following conditions:  (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (i.e., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments) or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

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TEMPORARY INVESTMENTS

The temporary investments that the Funds may make include:

(1)       Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances issued by a commercial bank or savings and loan association.  Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate.  Time deposits maturing in more than seven days will not be purchased by the Funds.  Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution.  Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate.  A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

The Funds may invest in obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), and U.S. branches of foreign banks (Yankee dollars).  Euro and Yankee dollar investments will involve the same risks of investing in foreign securities discussed previously.  Although the Adviser carefully considers these factors when making investments, the Funds do not limit the amount of its assets that can be invested in any one type of instrument or in any foreign country in which a branch of a U.S. bank or the parent of a U.S. branch is located.

The Funds will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of a domestic bank that does not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation and (ii) in the case of a U.S. bank, it is a member of the Federal Deposit Insurance Corporation.

(2)       Commercial paper that at the time of purchase is rated in the highest rating category by a NRSRO or, if not rated, issued by a corporation having an outstanding unsecured debt issue that meets such rating requirement at time of purchase;

(3)        Short-term corporate obligations rated in the highest rating category by a NRSRO at time of purchase;

(4)       U.S. Government obligations, including bills, notes, bonds and other debt securities issued by the U.S. Treasury.  These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue; and

(5)       U.S. Government agency securities issued or guaranteed by U.S. Government sponsored instrumentalities and federal agencies.  These include securities issued by the Federal Home Loan Banks, Federal Land Bank, Farmers Home Administration, Farm Credit Banks, Federal Intermediate Credit Bank, Fannie Mae, Federal Financing Bank, the Tennessee Valley Authority, and others.

TRUSTEES AND OFFICERS OF THE LKCM FUNDS

The Board of Trustees

The Trust is governed by its Board of Trustees.  The Board is responsible for and oversees the overall management and operations of the Trust and the Funds, which includes the general oversight and review of the Funds’ investment activities, in accordance with federal law and the law of the State of Delaware, as well as the stated policies of the Funds.  The Board oversees the Trust’s officers and service providers, including the Adviser, which is responsible for the management of the day-to-day operations of the Funds based on policies and agreements reviewed and approved by the Board.  In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers, including the Adviser’s personnel and the Trust’s Chief Compliance Officer (“CCO”).  The Board also is assisted by the Trust’s independent registered public accounting firm (who reports directly to the Trust’s Audit and Compliance Committee), independent counsel and other experts as appropriate, all of whom are selected by the Board.  The Board met four times during the fiscal year ended December 31, 2012.

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Risk Oversight

Consistent with its responsibility for oversight of the Trust and the Funds, the Board oversees the management of risks relating to the administration and operation of the Trust and the Funds.  The Adviser, as part of its responsibilities for the day-to-day operations of the Funds, is responsible for day-to-day risk management for the Funds.  The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Funds.  The Board performs this risk management oversight directly and, as to certain matters, through its committees and through the Independent Trustees.  The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Funds.

In general, a Fund’s risks include, among others, investment risk, credit risk, liquidity risk, valuation risk and operational risk.  The Board has adopted, and periodically reviews, policies and procedures designed to address risks to the Trust and the Funds.  In addition, under the general oversight of the Board, the Adviser and other service providers to the Funds have themselves adopted a variety of policies, procedures and controls designed to address particular risks to the Funds.  Different processes, procedures and controls are employed with respect to different types of risks.

The Board also oversees risk management for the Trust and the Funds through review of regular reports, presentations and other information from officers of the Trust and other persons.  The Funds’ CCO and senior officers of the Adviser regularly report to the Board on a range of matters, including those relating to risk management.  The Board also regularly receives reports from the Adviser with respect to the Funds’ investments.  In addition to regular reports from the Adviser, the Board also receives reports regarding other service providers to the Trust, either directly or through the Adviser or the Funds’ CCO, on a periodic or regular basis.  At least annually, the Board receives a report from the Funds’ CCO regarding the effectiveness of the Funds’ compliance program.  Also, on an annual basis, the Board receives reports, presentations and other information from the Adviser in connection with the Board’s consideration of the renewal of the Trust’s advisory agreement with the Adviser and the Trust’s distribution plans under Rule 12b-1 under the 1940 Act.

The CCO also reports regularly to the Audit and Compliance Committee on Fund valuation matters.  In addition, the Audit and Compliance Committee receives regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters.  On at least a quarterly basis, the Independent Trustees meet with the Funds’ CCO to discuss matters relating to the Funds’ compliance program.

Board Structure and Related Matters

Board members who are not “interested persons” of the Funds as defined in Section 2(a)(19) of the 1940 Act are (“Independent Trustees”) constitute two-thirds of the Board.  H. Kirk Downey, an Independent Trustee, serves as Chairman of the Board.  As Chairman, Mr. Downey’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and Interested Trustees; and serving as a liaison with other Trustees, the Trust’s officers and other management personnel, and counsel to the Funds.  As Chairman, Mr. Downey also performs such other duties as the Board may from time to time determine.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter approved by the Board that delineates the specific responsibilities of that committee.  The Board has established three standing committees: the Audit and Compliance Committee, the Nominating Committee and the Qualified Legal Compliance Committee.  The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations.  The Board believes that its leadership structure, including its independent Chairman and Board committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of the Funds, the number of Funds overseen by the Board, the arrangements for the conduct of the Funds’ operations, the number of Trustees, and the Board’s responsibilities.  On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of Funds in the complex.

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The Board holds four regularly scheduled in-person meetings each year.  The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings.  During a portion of each in-person meeting, the Independent Trustees meet outside of management’s presence.  The Independent Trustees may hold special meetings, as needed, either in person or by telephone.

The Trustees of the Trust are identified in the tables below, which provide information as to their year of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held in public companies during the past five years.

Independent Trustees
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
H. Kirk Downey 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1942	Chairman of the Board of Trustees Trustee	Since 2005 Since 1994	President and CEO, Texas Systems, LLC and CEO, Texas learning systems LLC since 1999 (education companies); Dean, M.J. Neeley School of Business, Texas Christian University Business School from 1987 to 1999.	8	Non-Executive Chairman of the Board of AZZ Incorporated.
Earle A. Shields, Jr. 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1920	Trustee	Since 1994	Consultant; formerly Consultant for NASDAQ Corp. and Vice President, Merrill Lynch & Co., Inc.	8	None
Richard J. Howell 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1942	Trustee Chairman of the Audit and Compliance Committee	Since 2005 Since 2008	CPA; Adjunct Faculty at SMU Cox School of Business from 2004 to 2009; Consulting Services, since 2002; Audit Partner, Arthur Andersen LLP from 1974 to 2002.	8	Red Robin Gourmet Burgers, Inc.
Larry J. Lockwood 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1953	Trustee	Since 2013	C. R. Williams Professor of Finance, Stan Block Endowed Chair in Finance, Department of Finance, Neeley School of Business, Texas Christian University since 1994.	8	None
(1)	Each Trustee holds office during the lifetime of the Trust until that individual resigns, retires or is otherwise removed or replaced.

Interested Trustee
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
J. Luther King, Jr. (2) 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1940	Trustee, President and Chief Executive Officer	Since 1994	Chairman, President and Director, Luther King Capital Management Corporation since 1979.	8	Tyler Technologies, Inc. and Encore Energy Partners, L.P.

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Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Steven R. Purvis 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1964	Trustee Vice President	Since 2013 Since 2000	Principal, Luther King Capital Management since 2004, Vice President and Portfolio Manager, Luther King Capital Management since 1996.	8	None
(1)	Each Trustee holds office during the lifetime of the Trust until that individual resigns, retires or is otherwise removed or replaced.
(2)	Messrs. King and Purvis are each considered an “interested person” of the Trust (as defined in the 1940 Act) because of their affiliation with the Adviser.

In addition to the information set forth in the tables above and other relevant qualifications, experience, attributes or skills applicable to a particular Trustee, the following provides further information about the qualifications and experience of each Trustee.

H. Kirk Downey:  Mr. Downey has extensive organizational and business experience as president and chief executive officer of a private company, service as the dean of a private university’s business school, service as the non-executive chairman of the board of a publicly held corporation, and multiple years of service as a Trustee.

Earle A. Shields, Jr.:  Mr. Shields has extensive experience in the investment management industry as a consultant for a financial services industry corporation, service as vice president for a global financial services firm, service as a member to numerous charitable boards, and multiple years of service as a Trustee.

Richard J. Howell:  Mr. Howell has extensive audit and business experience as a certified public accountant, service as a partner in a global accounting firm, service as a faculty member at a private university’s business school, service as a director of a publicly held corporation and multiple years of service as a Trustee.

J. Luther King, Jr.:  Mr. King has extensive experience in the investment management industry as chairman, president and director of an investment management firm, service on the board of numerous public and private corporations and foundations, and multiple years of service as a Trustee.

Steven R. Purvis:   Mr. Purvis has extensive experience as principal of an investment management firm and service as a portfolio manager, director of research and senior analyst.

Larry J. Lockwood:   Mr. Lockwood has extensive experience in finance as professor of finance at the business school of a private university and service as a chartered financial analyst, business consultant and lecturer.

The table below sets forth the compensation paid by the Trust to each of the Trustees of the Trust during the fiscal year ended December 31, 2012:

COMPENSATION TABLE

Name of Person	Aggregate Compensation from the Funds	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from all Funds in the Trust Complex(1)
Interested Trustee
J. Luther King, Jr.	$0	$0	$0	$0
Steven R. Purvis(2)	$0	$0	$0	$0

Disinterested Trustees
H. Kirk Downey	$57,500	$0	$0	$57,500
Richard J. Howell	$55,000	$0	$0	$55,000

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Name of Person	Aggregate Compensation from the Funds	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from all Funds in the Trust Complex(1)
Earle A. Shields, Jr.	$50,000	$0	$0	$50,000
Larry J. Lockwood(2)	$0	$0	$0	$0
(1)	There are currently eight Funds comprising the Trust, five of which are offered in separate Prospectuses and SAI.
(2)	Mr. Purvis and Mr. Lockwood were elected to the Board of Trustees of the Trust at the special meeting of shareholders held on February 21, 2013.

As of January 1, 2013, the Independent Trustees receive an annual retainer of $40,000, with the Chairman of the Board receiving an additional $10,000 retainer and the Chairman of the Audit and Compliance Committee receiving an additional $6,000 retainer.  Each Independent Trustee also will receive a meeting fee of $4,500 for each Board meeting attended in person and a meeting fee of $2,000 for each telephonic meeting, and will be reimbursed for their reasonable out of pocket expenses incurred in attending Board meetings.  Independent Trustees may also receive a meeting fee for each Board committee meeting attended in person or by telephone if so determined by the chairman of the applicable Board committee.

BOARD INTERESTS IN THE FUNDS

The table below sets forth the dollar range of the value of the shares of each Fund, and the dollar range of the aggregate value of the shares of all Funds in the Trust overseen by a Trustee, owned beneficially by each Trustee as of December 31, 2012.  For purposes of this table, beneficial ownership is defined to mean a direct or indirect pecuniary interest.  Exact dollar amounts of securities held are not listed in the table.  Rather, the ranges are identified according to the following key:

Key
A.	None
B.	$1 - $10,000
C.	$10,001 - $50,000
D.	$50,001 - $100,000
E.	over $100,000

Name of Trustee	Aquinas Small Cap Fund	Aquinas Value Fund	Aquinas Growth Fund	Aggregate Dollar Range of Equity Securities in LKCM Trust Complex*
H. Kirk Downey, Independent Trustee	A	A	A	C

Richard J. Howell, Independent Trustee	A	A	A	C

Earle A. Shields, Jr. Independent Trustee	A	A	A	E

Larry J. Lockwood** Independent Trustee	A	A	A	A

J. Luther King, Jr.(1) Interested Trustee, President and Chief Executive Officer	A	A	A	E

Steven R. Purvis**(1) Interested Trustee, Vice President	A	A	A	E
*	There are currently eight Funds comprising the Trust, five of which are offered in separate Prospectuses and SAI.
**	Mr. Purvis and Mr. Lockwood were elected to the Board of Trustees of the Trust at a special meeting of shareholders held on February 21, 2013.
(1)
Messrs. King and Purvis are Principals of the Adviser and participants in the Adviser’s profit sharing plan, each of which own shares of the Funds as indicated under “Portfolio Managers – Ownership of Securities.”

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Board Committees

    Audit and Compliance Committee.  The Trust has an Audit and Compliance Committee, consisting of Messrs. Downey, Howell, Shields and Lockwood.  The members of the Audit and Compliance Committee are Independent Trustees.  The primary responsibilities of the Audit and Compliance Committee are to make recommendations to the Board as to: the engagement or discharge of the Trust’s independent registered public accounting firm (including the audit fees charged by the accounting firm); the supervision of investigations into matters relating to audits; the review with the independent registered public accounting firm of the results of audits; oversight of the Trust’s compliance with legal and regulatory requirements, internal control over financial reporting and independent audits; and addressing any other matters regarding audits and compliance.  The Audit and Compliance Committee met two times during the fiscal year ended December 31, 2012.

    Nominating Committee.  The Trust has a Nominating Committee, consisting of Messrs. Downey, Howell, Shields and Lockwood.  The Nominating Committee is responsible for the selection and nomination for appointment of candidates to serve as Trustees of the Trust.  The Nominating Committee will review shareholders’ nominations to fill vacancies on the Board.  Shareholders can submit recommendations in writing addressed to the attention of the chair of the Nominating Committee, 301 Commerce Street, Suite 1600, Fort Worth, Texas 76102.  A shareholder’s recommendation must include the following information about the nominee: (1) name; (2) date of birth; (3) education; (4) business, professional or other relevant experience and areas of expertise; (5) current business, professional or other relevant experience and areas of expertise; (6) current business and home addresses and contact information; (7) other board positions or prior experience; and (8) any knowledge and experience relating to investment companies and investment company governance.  The Nominating Committee met two times during the fiscal year ended December 31, 2012.

With respect to the criteria the Nominating Committee uses for selecting nominees, a successful candidate should have certain uniform characteristics, such as a very high level of integrity, appropriate experience, and a commitment to fulfill the fiduciary duties inherent in Board membership.  The Nominating Committee also will consider the extent to which potential candidates possess sufficiently diverse skill sets and diversity characteristics that would contribute to the Board’s overall effectiveness.

Qualified Legal Compliance Committee.  The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Downey, Howell, Shields and Lockwood.  The members of the Qualified Legal Compliance Committee are Independent Trustees.  The primary responsibility of the Trust’s Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report made or referred to the Qualified Legal Compliance Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee, or agent of the Trust.  The Qualified Legal Compliance Committee did not meet during the fiscal year ended December 31, 2012.

The Trust does not hold annual shareholder meetings and, therefore, does not have a policy with respect to Trustees’ attendance at such meetings.

Principal Officers of the Trust

    The officers of the Trust conduct and supervise its daily business.  As of the date of this SAI, the officers of the Trust are identified in the following table, which provides information as to their year of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and, for officers who also serve as Trustees, other directorships held in public companies during the past five years.

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Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
J. Luther King, Jr. (2) 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1940	Trustee, President and Chief Executive Officer	Since 1994	Chairman, President and Director, Luther King Capital Management Corporation since 1979.	8	Tyler Technologies, Inc. and Encore Energy Partners, L.P.
Steven R. Purvis(2) 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1964	Trustee Vice President	Since 2013 Since 2000	Principal, Luther King Capital Management since 2004, Vice President and Portfolio Manager, Luther King Capital Management since 1996.	8	None
Paul W. Greenwell 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1950	Vice President	Since 1996	Principal, Luther King Capital Management since 1986, Vice President and Portfolio Manager, Luther King Capital Management since 1983.	N/A	N/A
Richard Lenart 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1966	Secretary and Treasurer	Since 2006	Luther King Capital Management since 2005.	N/A	N/A
Jacob D. Smith 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1974	Chief Financial Officer Chief Compliance Officer	Since 2010 Since 2006	Chief Financial Officer since 2010, General Counsel and Chief Compliance Officer, Luther King Capital Management since 2006.	N/A	N/A
(1)	Each officer holds office for a one-year term, and then may be re-elected by the Board of Trustees annually.
(2)	Messrs. King and Purvis are each considered an “interested person” of the Trust (as defined in the 1940 Act) because of their affiliation with the Adviser.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any of the Funds.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  A person who controls a Fund may be able to determine the outcome of any matter submitted to a vote of shareholders.  As of March 31, 2013, the following persons owned of record or are known by the Funds to own beneficially 5% or more of the outstanding shares of the Funds:

PRINCIPAL SHAREHOLDERS
LKCM AQUINAS SMALL CAP FUND

Name and Address	Number of Shares	Percent of Fund	Record or Beneficial
Keybank, NA FBO Sisters of St. Agnes-Luther King P.O. Box 94871 Cleveland, OH 44101-4871	524,473	33.9%	Record

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Name and Address	Number of Shares	Percent of Fund	Record or Beneficial
Charles Schwab & Co., Inc. Reinvest Account Attn Mutual Funds Dept 211 Main St. San Francisco, CA 94105-1905	386,590	25.0%	Record

PRINCIPAL SHAREHOLDERS
LKCM AQUINAS VALUE FUND

Name and Address	Number of Shares	Percent of Fund	Record or Beneficial
Charles Schwab & Co., Inc. Reinvest Account Attn Mutual Funds Dept 211 Main St. San Francisco, CA 94105-1905	1,003,580	31.5%	Record
The Catholic Foundation TR For the Benefit of its Customers 5310 Harvest Hill Rd., Ste. 248 Dallas, TX 75230-5891	625,648	19.7%	Record

PRINCIPAL SHAREHOLDERS
LKCM AQUINAS GROWTH FUND

Name and Address	Number of Shares	Percent of Fund	Record or Beneficial
Reliance Trust Company c/o FASCore LLC Retirement Plans Serviced By Metlife 8515 E. Orchard Rd. #2T2 Greenwood Village, CO 80111-5002	520,663	27.7%	Record
Charles Schwab & Co., Inc. Reinvest Account Attn Mutual Funds Dept 211 Main St. San Francisco, CA 94105-1905	282,009	15.0%	Record

Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Funds.

PROXY VOTING PROCEDURES

The Funds have delegated their authority to vote proxies to the Adviser, subject to the supervision of the Board of Trustees.  The Adviser’s proxy voting policies are summarized below.

GENERAL

The Adviser’s Chief Compliance Officer (“Adviser CCO”) is responsible for monitoring the proxy voting process, including engaging and overseeing any third-party vendor retained to review, monitor, or vote proxies.

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The Adviser has engaged Institutional Shareholder Services, Inc. (“ISS”) as its voting delegate to:

(1)	research and make voting determinations in accordance with the policies and procedures described herein;
(2)	vote and submit proxies in a timely manner;
(3)	handle other administrative functions of proxy voting;
(4)	maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;
(5)	maintain records of votes cast; and
(6)	provide recommendations with respect to proxy voting matters in general.

The Adviser has determined that, except as set forth below, proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global ISS Voting Guidelines in effect at the time of voting (as applicable, the “ISS Voting Guidelines”).  The Adviser will periodically review the ISS Voting Guidelines, including any significant changes or updates thereto.  In connection with such reviews, the Adviser may determine that it is not in the best interest of the Funds to vote proxies in accordance with the ISS Voting Guidelines on certain matters.  In such event, the Adviser will follow the procedures below in connection with voting any such proxies contrary to the ISS Voting Guidelines.

In the event the ISS Voting Guidelines do not address how a proxy should be voted, the Adviser will vote the proxy in accordance with ISS recommendations.  If ISS refrains from making any such recommendations, the Adviser will vote the proxy consistent with the Fund’s best interest.  Prior to voting any proxies in the absence of ISS recommendations, however, the Adviser CCO will determine whether any material conflict of interest may exist between the Adviser and the Fund with respect thereto.  If the Adviser CCO determines that any such material conflict of interest may exist, the Adviser will follow the procedures below in connection with the voting of such proxies.

There may be circumstances under which the Adviser believes that it is in the best interest of a Fund to vote proxies in a manner inconsistent with the ISS Voting Guidelines or ISS recommendations.  Prior to voting any proxies inconsistent with the ISS Voting Guidelines or ISS recommendations, however, the Adviser CCO will determine whether any material conflict of interest may exist between the Adviser and the Fund with respect thereto.  If the Adviser CCO determines that any such material conflict of interest may exist, the Adviser will follow the procedures below in connection with the voting of such proxies.

The Adviser maintain records relating to the implementation of its proxy voting policies and procedures, including, but not limited to, (i) records of each vote cast, which ISS maintains on the Adviser’s behalf, and (ii) documents considered or prepared by the Adviser that are material in making a decision to vote proxies on behalf of a Fund or that memorialize the basis for that decision.

CONFLICTS OF INTEREST

The Adviser has reviewed ISS’ conflicts of interest policy and code of ethics, which address conflicts of interest that could arise in connection with proxy advisory services provided by ISS or its affiliates.  The Adviser believes that ISS’ conflicts of interest policy and code of ethics contain policies and procedures that are reasonably designed to minimize any such potential conflicts of interest.

In the event that the Adviser or the Adviser CCO determines that voting a proxy may present a material conflict of interest between the Adviser and the Fund, the Adviser will (1) in cases where ISS had made a recommendation, take no further action, in which case ISS shall vote such proxy in accordance with the ISS Voting Guidelines or ISS recommendations, as applicable, (2) disclose such conflict of interest to the Board of Trustees and obtain written direction from the client as to how to vote the proxy, (3) suggest that the Board engage another party to determine how to vote the proxy, or (4) engage another independent third party to determine how to vote the proxy.

Notwithstanding the foregoing, the Adviser must vote proxies in the best interest of the Funds when material conflicts of interest may exist with respect thereto.  The Adviser believes that these policies and procedures are reasonably designed to address material conflicts of interest that may arise between the Adviser and the Funds as to the manner in which proxies are voted.

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MORE INFORMATION

The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request by calling toll-free, (800) 423-6369 or by accessing the SEC’s website at www.sec.gov.  In addition, a copy of the Funds’ proxy voting policies and procedures are currently available by calling (800) 423-6369 and will be sent within three business days of receipt of a request.

INVESTMENT ADVISER

The investment adviser of the Funds is Luther King Capital Management Corporation, a Delaware corporation controlled by J. Luther King, Jr. (the “Adviser”).  The Adviser’s parent company is Southwest JLK Corporation, a Texas corporation of which Mr. King is the majority owner and controlling shareholder. Mr. King is a member of the Board of Trustees and the President, Chief Executive Officer and Portfolio Manager of the Trust.  Under an Investment Advisory Agreement (the “Agreement”) with the Funds, the Adviser manages the investment and reinvestment of the Funds’ assets, subject to the control and supervision of the Board of Trustees.  The Adviser is responsible for making investment decisions for the Funds and for placing the Funds’ purchase and sale orders.  Under the Agreement, the Funds pay the Adviser an advisory fee calculated by applying a quarterly rate, equal on an annual basis to the following numbers shown as a percentage of average daily net assets for the quarter.  However, the Adviser has contractually agreed to cap its advisory fees and reimburse expenses to the extent necessary to keep the total annual operating expenses of the Funds from exceeding their respective caps as shown in the following table.

The advisory fees and expense caps for the current fiscal year are as follows:

	Advisory Fee	Cap on Total Annual Operating Expenses
Value Fund	0.90%	1.50%
Growth Fund	0.90%	1.50%
Small Cap Fund	1.00%	1.50%

As compensation for the services rendered by the Adviser under the Agreement, for the fiscal years ended December 31, 2012, 2011 and 2010, the Adviser earned and capped and/or reimbursed the amounts listed below.

	Advisory Fees Incurred	Capped Fees and/or Expenses Reimbursed by Adviser	Net Fees paid to the Adviser
Small Cap Fund
Year Ended December 31, 2010	$53,351	$93,756	$0
Year Ended December 31, 2011	$104,535	$98,667	$5,868
Year Ended December 31, 2012	$117,703	$96,622	$21,081

Value Fund
Year Ended December 31, 2010	$316,402	$24,032	$292,370
Year Ended December 31, 2011	$376,243	$22,351	$353,892
Year Ended December 31, 2012	$406,307	$18,564	$387,743

Growth Fund
Year Ended December 31, 2010	$267,354	$39,300	$228,054
Year Ended December 31, 2011	$288,481	$31,931	$256,550
Year Ended December 31, 2012	$327,688	$30,397	$297,291

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PORTFOLIO MANAGERS

The portfolio managers listed below have responsibility for the day-to-day management of accounts other than the Value, Growth and Small Cap Funds.  The information listed below for such other accounts is as of December 31, 2012.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
J. Luther King, Jr.	6 $1.4 billion	7 $940 million	293 $4.0 billion	0	5 $308 million	0
Steven R. Purvis	5 $1.4 billion	0	82 $1.4 billion	0	0	0
Paul W. Greenwell	0	0	142 $726 million	0	0	0
James B. Orser	0	0	407 $538 million	0	0	0
Jonathan B. Deweese	2 $1.1 billion	0	0	0	0	0
Benjamin M. Cowan	2 $1.1 billion	0	0	0	0	0
Michael C. Yeager	0	0	0	0	0	0
R. Todd Truitt	0	0	3 $1.2 million	0	0	0
James J. Kerrigan	0	0	0	0	0	0
David M. Lehmann	0	1 $2.1 million	0	0	1 $2.1 million	0

Conflicts of Interest

The portfolio managers are responsible for managing the Funds and other separately managed accounts, including accounts for investment companies, employee benefit plans, pension plans, endowments, foundations, trusts, and high net worth individuals, and with respect to Mr. King, certain private pooled investment vehicles.  When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another.  The principal types of conflicts of interest that may arise are discussed below.  The Adviser believes that it has established policies and procedures that are reasonably designed to mitigate these potential conflicts of interest.

●
The portfolio managers are responsible for managing other accounts that may have investment objectives, strategies, and risk profiles that differ from those of the Funds.  The portfolio managers make investment decisions for each account based on its investment objectives and guidelines, policies, and other relevant considerations.  Consequently, the portfolio managers may purchase or sell securities at the same or different times for one account and not another account or the Funds.  The portfolio managers may also make investment decisions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Funds, or make investment decisions that are similar to those made for the Funds, both of which have the potential to adversely impact the Funds depending on market conditions.

●
The portfolio managers may purchase or sell for their own account securities that are purchased or sold on behalf of the Funds.  The portfolio managers also may have a beneficial interest in accounts managed by the Adviser, other than the Funds.  The Adviser has implemented a code of ethics and other policies and procedures in an effort to mitigate these potential conflicts of interest.

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●
The portfolio managers could favor one account over another in allocating new investment opportunities of a limited nature, such as initial public offerings and private placements.  The Adviser has implemented policies and procedures, including a rotational system for allocating initial public offerings, in an effort to ensure that investment opportunities of a limited nature are allocated fairly and equitably among eligible accounts.

●
The portfolio managers could favor one account over another in the order in which trades for accounts are placed.  If the portfolio managers determine to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions.  The Adviser has implemented trade allocation and aggregation policies and procedures in an effort to mitigate this potential conflict of interest.

●
The portfolio managers are responsible for managing other accounts including, with respect to Mr. King, private investment funds, some of which may entitle the Adviser to incentive fees and/or management fees exceeding those paid by the Funds.  This compensation structure may present a potential conflict of interest because the Adviser and the portfolio managers may be incentivized to favor such accounts over the Funds.

●
The Adviser and the portfolio managers may have significant personal investments in some of the private investment funds managed by the Adviser.  As a result of such investments, the Adviser and the portfolio managers may be motivated to favor these funds over the Funds.

●
Under Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may pay commissions to brokers for the Funds’ transactions that exceed the amount of commissions that would be charged by another broker for the same transactions, provided that the Adviser determines in good faith that the amount of commissions paid are reasonable in relation to the value of the brokerage and research services provided by such broker, either in terms of a particular transaction or the Adviser’s overall responsibilities with respect to accounts for which it exercises investment discretion.  Pursuant to Section 28(e), the Adviser has entered into soft dollar and commission sharing arrangements with third parties and brokers for eligible brokerage and research products and services.  A potential conflict of interest may exist because the Adviser receives these brokerage and research products and services from brokers in exchange for directing commissions from the Funds’ transactions, rather than paying for these products and services with its own assets.  The Adviser has implemented policies and procedures governing its use of such soft dollar and commission sharing arrangements.

Compensation

As an independent firm, the Adviser has full control over its compensation structure.  The Adviser seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals.  Each member of the professional staff is provided a salary. They also are eligible to participate in the Adviser’s profit sharing plan.   The majority of compensation is derived from bonuses, which are discretionary and based on individual merit as well as success of the Adviser in any given year. Criteria for individual bonuses include, among other things, stock selection, relationships building, investment performance, client service, and portfolio management.  There is no standard formula or method for determining bonuses and the factors considered for bonuses vary by individual.  Compensation is not based directly on the performance of the Funds or the net asset levels of the Funds.

Ownership of Securities

At April 1, 2013, the officers and Trustees of the Trust as a group owned approximately 3.0% of the Aquinas Value Fund, less than 1% of the Aquinas Small Cap Fund, and no shares of the Aquinas Growth Fund.

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Each portfolio manager of the Funds owned the following amounts of shares of each of the Funds as of April 1, 2013:

Key
A.	None
B.	$1 - $10,000
C.	$10,001 - $50,000
D.	$50,001 - $100,000
E.	$100,001 - $500,000
F.	$500,001 - $1,000,000
G.	Over $1,000,000

Fund Name	Name of Portfolio Manager	Dollar Range of Shares Owned
Small Cap Fund	Steven R. Purvis J. Luther King, Jr. Jonathan B. Deweese Benjamin M. Cowan	A A A A
Value Fund	Paul W. Greenwell James B. Orser Michael C. Yeager R. Todd Truitt	G A A A
Growth Fund	James B. Orser Paul W. Greenwell James J. Kerrigan David M. Lehmann	D A A A

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Funds and directs the Adviser to use its best efforts in seeking best execution with respect to all securities transactions for the Funds.  In selecting brokers or dealers for securities transactions for the Funds, the Adviser may consider, among other things:  the quality of executions and liquidity provided by the broker; the ability of the broker to maintain confidentiality of client orders and order flow; the ability of the broker to minimize market impact for client transactions; the commission rates charged by the broker in comparison to the rates of other brokers for similar transactions; the broker’s provision of eligible brokerage and research services; the broker’s ability to obtain timely, accurate, and cost-effective executions; the ability of the broker to accurately communicate the nature of the market for a particular security; the broker’s execution policies and commitment to providing best execution; the size and volume of the broker’s order flow; and the efficiency and accuracy of the broker’s operations area with regard to settlement procedures.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may cause the Funds to pay higher commission rates than the lowest available when the Adviser believes in good faith that the commissions paid are reasonable in light of the value of the brokerage or research services provided by the broker, either in terms of a particular transaction or the Adviser’s overall responsibilities with respect to accounts for which it has investment discretion.  These services generally include third-party and proprietary analyses and reports concerning issuers, industries, securities, general economic and market conditions and trends, portfolio strategy; third-party and proprietary analyses and reports regarding the value of securities, the advisability of purchasing or selling securities, and the availability of sellers and purchasers of securities; and services related to effecting securities transactions and performing functions incidental thereto.  The Adviser may use some of these research services in providing investment advisory services to all of its clients, and not all of these research services may be used by the Adviser in providing investment advisory services to the Funds.  During the fiscal year ended December 31, 2012, the Funds directed transactions to brokers pursuant to which the brokers provided third-party or proprietary research or brokerage services to the Adviser.  Pursuant to these arrangements to receive research and brokerage services, during the fiscal year ended December 31, 2012 it is estimated that the Aquinas Small Cap Fund paid total commissions of $21,550 on transactions with a principal value of $13.8 million, the Aquinas Value Fund paid total commissions of $26,584 on transactions with a principal value of $21.4 million, and the Aquinas Growth Fund paid total commissions of $23,928 on transactions with a principal value of $25.2 million.

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It is not the Adviser’s practice to allocate brokerage or principal business on the basis of sales of shares of the Funds that may be made through intermediary brokers or dealers.  However, the Adviser may place orders with qualified broker-dealers who recommend the Funds or who act as agents in the purchase of shares of the Funds for their clients. The Adviser does not have an affiliated broker, therefore it has not performed any affiliated brokerage transactions.  The aggregate amount of brokerage commissions paid by each Fund for the fiscal years ended December 31, 2012, 2011 and 2010 is as follows:

	December 31, 2012	December 31, 2011	December 31, 2010
Small Cap Fund	$29,926	$34,230	$17,967
Value Fund	$33,941	$45,106	$36,063
Growth Fund	$31,248	$38,835	$43,118

Some securities considered for investment by the Funds may also be appropriate for other clients served by the Adviser.  If purchases or sales of securities consistent with the investment policies of the Funds and one or more of these other clients serviced by the Adviser are considered at or about the same time, transactions in such securities may be allocated among the Funds and clients in accordance with the Adviser’s Allocation and Aggregation Policy or in any other manner deemed fair and reasonable by the Adviser.

As of December 31, 2012, the following Fund owned the following securities of its “regular brokers or dealers” (as defined in the 1940 Act) or their parents:

Value Fund

Security of “Regular Broker/Dealer” of the Fund	Value of Fund’s Aggregate Holding of Securities as of December 31, 2012
JPMorgan Chase & Co.	$1,099,250

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of long-term portfolio securities for the fiscal year by (2) the monthly average of the value of long-term portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

The Funds had the following turnover rates for the past two years:

	Fiscal Year Ended 12-31-11	Fiscal Year Ended 12-31-12
Small Cap Fund	70%	82%
Value Fund	29%	28%
Growth Fund	50%	42%

CUSTODIAN

As custodian of the Funds’ assets, U.S. Bank, N.A., 1555 N. River Center Drive, Suite 302, Milwaukee, WI 53212, has custody of all securities and cash of the Funds, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Trust.  U.S. Bank, N.A., USBFS and the Distributor are affiliates.

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TRANSFER AGENT

U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202 serves as transfer agent, dividend disbursing agent and shareholder servicing agent for the Funds.  In such capacity, USBFS’s responsibilities include: receiving and processing all orders for purchases, exchanges and redemptions of Fund shares; responding to shareholder inquiries and instructions concerning their accounts; updating of shareholder accounts to reflect declaration and payment of dividends; and preparing and distributing account statements and tax documents to shareholders regarding their accounts.

SUB-TRANSFER AGENTS

Firms that establish omnibus accounts and provide substantially the same services to their clients as are provided by USBFS to direct shareholders of the Funds may receive sub-transfer agent fees for such services from the respective Fund .   In an omnibus account, the Funds maintain a single account in the name of a financial intermediary such as a broker, dealer, record-keeper or other service provider and the financial intermediary maintains all of the individual shareholder accounts.  Likewise, for many retirement plans, a third party administrator may open an omnibus account with the Funds and the administrator will then maintain all of the participant accounts.  The Distributor (and, in certain cases, the Adviser), on behalf of the Funds, enters into agreements whereby the Funds are charged by the financial intermediary or administrator for record-keeping and shareholder services.

Record-keeping and shareholder services typically include: establishing and maintaining shareholder accounts and records; recording shareholder account balances and changes thereto; arranging for the wiring of funds; providing statements to shareholders; furnishing proxy materials, periodic reports of the Funds, prospectuses and other communications to shareholders as required; transmitting shareholder transaction information; and providing information in order to assist the Funds in their compliance with federal and state securities laws .   Each Fund typically would be paying these shareholder servicing fees directly if the financial intermediary did not hold all of its customer accounts in a single omnibus account with the Funds.

ADMINISTRATOR

Pursuant to a Fund Administration Agreement, USBFS, 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides each Fund with administrative services.  The services under this Agreement are subject to the supervision of the Board of Trustees and officers, and include day-to-day administration of matters necessary to the Funds’ operations, maintenance of their records, preparation of reports, compliance testing of the Funds’ activities, and preparation of periodic updates of the registration statement under federal and state laws.  For administration services, USBFS receives from each Fund a fee, calculated daily and paid monthly.  U.S. Bank, N.A., USBFS and the Distributor are affiliates.

Administration fees incurred during the past three fiscal years were as follows:

	2012	2011	2010
Small Cap Fund	$23,410	$22,826	$21,805
Value Fund	$42,094	$38,739	$30,903
Growth Fund	$34,440	$29,370	$28,195

USBFS also acts as Transfer Agent, Dividend-Disbursing Agent, and Fund Accountant for the Funds.

DISTRIBUTOR

Quasar Distributors, LLC (the “Distributor”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, a registered broker-dealer and member of the Financial Industry Regulatory Authority, distributes the Funds’ shares.   The Distributor uses its best efforts to distribute the Funds’ shares, which shares are offered for sale by the Funds continuously at net asset value per share without the imposition of a sales charge.   The Funds pay that portion of the compensation owed to the Distributor that is permitted under Rule 12b-1 of the 1940 Act and the Adviser Class Plan (as defined below), and the Adviser pays the remaining portion of any such compensation.  U.S. Bank, N.A., USBFS and the Distributor are affiliates.

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DISTRIBUTION PLAN

The Board has adopted the Adviser Class Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  Pursuant to this Plan, each Fund can pay up to an aggregate maximum of 1.00% per annum of its average daily net assets for actual expenses incurred in the distribution and promotion of its shares and the retention of shares by Fund shareholders.  These services include, but are not limited to, the printing of Prospectuses, Statements of Additional Information, reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, other distribution-related expenses, and providing services to shareholders.  The Board of Trustees has authorized payments under the Plan at an annual rate of 0.25% of each Fund’s average daily net assets.

Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the amount and purpose of expenses which are made, that the Board, including a majority of the Independent Trustees, approve all agreements implementing the Plan, and that the Plan may be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

The Small Cap, Value and Growth Funds paid the following amounts in 12b-1 expenses for the fiscal year ended December 31, 2012:

	Small Cap Fund	Value Fund	Growth Fund
Advertising/Marketing	$10,664	$71,212	$52,192
Printing/Postage	$112	$171	$157
Payment to Distributor	$3,514	$5,636	$4,395
Payment to dealers	$15,136	$35,844	$34,281
Compensation to sales personnel	$0	$0	$0
Other	$0	$0	$0

INTERESTS OF CERTAIN PERSONS

With the exception of the Adviser, no “interested person” of the Funds, as defined in the 1940 Act, and no trustee of the Trust who is not an “interested person” has or had a direct or indirect financial interest in the Plan or any related agreement.

CODE OF ETHICS

The Trust and the Adviser have each adopted a written Code of Ethics.  The Code of Ethics governs the personal securities transactions of trustees, directors, officers and employees who may have access to current trading information of the Funds.  The Code of Ethics permits such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Funds, subject to certain conditions.  The Code of Ethics includes reporting and other obligations to monitor personal transactions and confirm that such transactions do not disadvantage the Funds.

PURCHASE AND PRICING OF SHARES

PURCHASE OF SHARES

Purchasing Shares with Liquid Securities.  Certain clients of the Adviser may, subject to the approval of the Trust, purchase shares of the Funds with liquid securities that are eligible for purchase by a Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable (and not established only by fair valuation procedures) as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange or The Nasdaq Stock Market.  These transactions will be effected only if the Adviser intends to retain the security in the Funds as an investment.  Assets so purchased by the Funds will be valued in generally the same manner as they would be valued for purposes of pricing a Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase.

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Automatic Investment Program.  The Automatic Investment Program permits investors who own shares of a Fund with a value of $2,000 or more to purchase shares (minimum of $100 per transaction) at regular intervals selected by the investors.  Provided the investor’s financial institution allows automatic withdrawals, shares are purchased by transferring funds from an investor’s checking or savings account.  The financial institution must be a member of the Automatic Clearing House network.  There is no charge for this service. A $25 fee will be charged if the investor’s bank rejects the scheduled transaction.  At the investor’s option, the account designated will be debited in the specified amount, and shares will be purchased on a specified day or days of a month.

The Automatic Investment Program is one means by which an investor may use “dollar cost averaging” in making investments.  Instead of trying to time market performance, a fixed dollar amount is invested in shares at predetermined intervals.  This may help investors to reduce their average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher prices.  In order to be effective, dollar cost averaging should usually be followed on a sustained, consistent basis.  Investors should be aware, however, that shares bought using dollar cost averaging are purchased without regard to their price on the day of investment or market trends.  In addition, while investors may find dollar cost averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his or her shares at a price that is lower than their purchase price.

To establish the Automatic Investment Program, an investor must complete the appropriate sections of the Account Registration Form.  Please call the Trust at 800-423-6369 if you have questions.  An investor may cancel his or her participation in this Program or change the amount of purchase at any time by notifying the Transfer Agent by telephone or in writing five days prior to the effective date of the next transaction.  The Trust may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated.

PRICING OF SHARES

Shares of the Funds are sold and redeemed on a continual basis at the net asset value per share next computed following acceptance of an order by a Fund.  A Fund’s net asset value per share for the purpose of pricing purchase and redemption orders is determined as of the close of normal trading (generally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading.  The NYSE is closed on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Equity securities listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange of which the security is primarily traded. Nasdaq Global Market securities are valued at the NASDAQ Official Closing Price (the “NOCP”).  Unlisted U.S. securities and listed U.S. securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and asked price on the relevant exchanges or markets.

Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the latest quoted sales price on the exchange of which the security is primarily traded.

Fixed income securities (other than obligations having a maturity of 60 days or less) are normally valued at the mean of the bid and ask price and/or by using a combination of broker quotes or matrix evaluations provided by an independent pricing service.  Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value.  In the event that amortized cost does not reflect fair value, market prices as determined above will be used.

Other assets and securities for which no quotations are readily available (including restricted securities) are valued in good faith at fair value using methods determined by the Board of Trustees.  The Board of Trustees has adopted specific procedures for valuing portfolio securities and delegated the implementation of these procedures to the Adviser.  The procedures authorize the Adviser to make all determinations regarding the fair value of a portfolio security and to report such determinations to the Board of Trustees.  The Funds may also use independent pricing services to assist in pricing portfolio securities.

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An example of how each Fund calculated its total offering price per share as of December 31, 2012 is as follows:

Net Assets	=	Net Asset Value per share
Shares Outstanding

Small Cap Fund	$11,683,913	=	$7.34
	1,591,504

Value Fund	$46,901,885	=	$14.18
	3,306,794

Growth Fund	$35,315,263	=	$18.53
	1,905,432

PORTFOLIO HOLDINGS INFORMATION

It is the policy of LKCM Funds to protect the confidentiality of portfolio holdings and prevent the selective disclosure of non-public information concerning the Funds.  No information concerning the portfolio holdings of the Funds may be disclosed to any person except as provided below.

The Adviser and the Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds.  These portfolio holdings disclosure policies have been approved by the Board of Trustees.  Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q, as applicable.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  In addition, each Fund also makes available on the Funds’ website a complete schedule of its portfolio holdings no sooner than 30 days following the end of each calendar quarter.  Information contained within Fund Fact Sheets is made publicly available on the website upon completion (generally within 10-15 days after the close of the calendar quarter).  In an effort to prevent parties from potentially misusing portfolio holdings information, the Funds will generally only disclose the Fund Fact Sheets and complete schedules of portfolio holdings as of the end of the most recent calendar quarter no earlier than 10 days and 30 days after the end of the calendar quarter, respectively.

In addition, the Funds’ service providers, including the administrator, custodian, legal counsel, proxy voting administrator, independent pricing service and auditors, may receive portfolio holdings information in connection with their services to the Funds.  The Funds’ service providers have a duty to keep nonpublic information about the Funds confidential based on existing laws and due to the nature of their roles with the Funds.  An officer of the Adviser or the Chief Compliance Officer of the Funds may direct the distribution of (or authorize the Funds’ administrator to distribute) portfolio holdings to rating and ranking agencies for a legitimate business purpose on a quarterly basis.  This information is provided no earlier than 30 days after the end of a calendar quarter and no compensation is received by the Adviser or the Funds as consideration for such disclosure.  The Funds’ Chief Compliance Officer may waive certain of the requirements of this policy.  The Board of Trustees and the Adviser may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information beyond those required by the Funds’ policy.  Notwithstanding these policies, the Funds may disclose portfolio holdings information to the extent required by applicable law.

The Funds’ Chief Compliance Officer will report any violations of these policies to the  Board of Trustees on a quarterly basis.  In no event shall the Adviser, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

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If the disclosure of portfolio holdings presents a conflict of interest between the shareholders and the Adviser, the Funds’ principal distributor or any of their respective affiliates, then such conflict will be reported to the Board for its consideration prior to the dissemination of such portfolio holdings information.

EXCHANGES

Shareholders of a Fund may exchange shares of the Fund for shares of another series of LKCM Funds.

REDEMPTIONS IN KIND

The Trust has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of (i) $250,000 or (ii) 1% of the net assets of a Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part in investment securities or in cash, as the Trustees may deem advisable; however, payment will be made wholly in cash unless the Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the applicable Fund. If redemptions are paid in investment securities the redeeming shareholders might incur brokerage expenses if they converted these securities to cash. Securities used to make such “in-kind” redemptions will be readily marketable. The method of valuing such securities will be the same as the method of valuing Fund securities described under “Pricing of Shares,” and such valuation will be made as of the same time the redemption price is determined.

TAXATION

TAXATION OF THE FUNDS

The following discussion of certain federal income tax matters concerning the Funds and the purchase, ownership and disposition of Fund shares is not complete and may not deal with all aspects of federal income taxation that may be relevant to you in light of your particular circumstances. This discussion is based on the Code, the regulations promulgated thereunder and judicial and administrative interpretations thereof, all as of the date hereof; all these authorities are subject to change, which may be applied retroactively. You should consult your own tax advisers with regard to the federal tax consequences to you of the purchase, ownership and disposition of Fund shares, as well as the tax consequences to you arising under the laws of any state, locality, foreign country or other taxing jurisdiction.

Each Fund, which is treated as a separate corporation for federal tax purposes, intends to continue to qualify annually for treatment as a “regulated investment company” under Subchapter M of Chapter 1 of Subtitle A of the Code (“RIC”).  If so qualified, a Fund (but not its shareholders) will not be liable for federal income tax to the extent it distributes net earnings and realized net gains to its shareholders on a timely basis.

To continue to qualify for treatment as a RIC for a taxable year, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (consisting generally of net investment income, the excess, if any, of net short-term capital gain over net long-term capital loss (“net short-term capital gain”) and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) (“Distribution Requirement”) and must meet several additional requirements.  With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income for the taxable year from (a) dividends, interest, payments with respect to securities loans and gains (without regard to losses) from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies, and (b) net income from an interest in a “qualified publicly traded partnership” (i.e, a publicly traded partnership that is treated as a partnership for federal tax purposes and derives less than 90% of its gross income from the items described in clause (a) (a “QPTP”) (“Income Requirement”); and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (b) not more than 25% of the value of its total assets may be invested in (i) the securities (other than Government securities or securities of other RICs) of any one issuer, (ii) the securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar or related trades or businesses, or (iii) the securities of one or more QPTPs (“Diversification Requirements”).  If a Fund fails to qualify for treatment as a RIC for any taxable year – either (1) by failing to satisfy the Distribution Requirement, even if it satisfied the Income and Diversification Requirements, or (2) by failing to satisfy the Income Requirement and/or either Diversification Requirement and was unable, or determined not to, avail itself of provisions enacted as part of the Regulated Investment Company Modernization Act of 2010 that enable a RIC to cure a failure to satisfy any of the Income and Diversification Requirements as long as the failure “is due to reasonable cause and not due to willful neglect” and the RIC pays a deductible tax calculated in accordance with those provisions and meets certain other requirements – then for federal tax purposes for any taxable year, it would be treated as a regular corporation for federal tax purposes and would be taxed on the full amount of its investment company taxable income for that year without being able to deduct the distributions it makes to its shareholders.  In addition, for those purposes any distributions that it made to its shareholders would be taxable to them as ordinary income to the extent of its earnings and profits (with no part treated as a capital gain distribution), except for the part of those dividends that is “qualified dividend income” (described in the Prospectus), which is subject to maximum federal income tax rate of 15% and 20% for certain shareholders. This treatment would increase the cost of investing in that Fund for shareholders and would make it more economical for shareholders to invest directly in securities held by that Fund instead of investing indirectly in those securities through the Fund.

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Each Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 (or December 31, if the Fund so elects) of that year, plus certain other amounts.

If a Fund has an “appreciated financial position” – generally, an interest (including an interest through an option, futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis – and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time.  A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or Forward Contract a Fund or a related person enters into with respect to the same or substantially identical property.  In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale.  The foregoing will not apply, however, to any transaction by a Fund during any taxable year that would otherwise be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

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Investments in Foreign Securities.  Dividends and interest a Fund receives on foreign securities, and gains it realizes on foreign securities, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities.  Tax conventions between certain countries and the United States may reduce or eliminate those taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

The Funds may invest in the stock of “passive foreign investment companies” (“PFICs”).  A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests:

(1) at least 75% of its gross income for the taxable year is passive, or

(2) an average of at least 50% of its assets produce, or are held for the production of, passive income.

Under certain circumstances, a Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on disposition of the stock (collectively “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.  Fund distributions attributable to PFIC income will not be eligible for the 15% and 20% maximum federal income tax rates on “qualified dividend income” mentioned above.

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain -- which the Fund probably would have to distribute to its shareholders -- even if the QEF did not distribute those earnings and net capital gain to the Fund.  In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund may elect to “mark to market” its stock in any PFIC.  “Marking-to-market,” in this context, means including in gross income (and treating as ordinary income) each taxable year the excess, if any, of the fair market value of the stock over a Fund’s adjusted basis therein as of the end of that year.  Pursuant to the election, a Fund also may deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election.  A Fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Investors should be aware that determining whether a foreign corporation is a PFIC is a fact-intensive determination that is based on various facts and circumstances and thus is subject to change, and the principles and methodology used therein are subject to interpretation.  As a result, a Fund may not be able, at the time it acquires a foreign corporation’s shares, to ascertain whether the corporation is a PFIC and that a foreign corporation may become a PFIC after a Fund acquires shares therein.  While each Fund generally will seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will be able to do so and it reserves the right to make such investments as a matter of its investment policy.

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Gains or losses (1) from the disposition of foreign currencies, including Forward Contracts, (2) on the disposition of a debt security denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to exchange rate fluctuations between the time a Fund accrues interest, dividends or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities, generally are treated as ordinary income or loss.  These gains or losses will increase or decrease the amount of investment company taxable income available to a Fund for distribution to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain.

Capital Loss Carryovers.  As of December 31, 2012, the Funds did not have accumulated capital loss carryovers to report.

TAXATION OF THE SHAREHOLDERS

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on those shares.

A shareholder’s basis in Fund shares that he or she acquires after December 31, 2011 (“Covered Shares”), will be determined in accordance with the Funds’ default method, which is average basis, unless the shareholder affirmatively elects in writing (which may be electronic) to use a different acceptable basis determination method, such as a specific identification method.  The basis determination method a Fund shareholder elects (or the default method) may not be changed with respect to a redemption of Covered Shares after the settlement date of the redemption.

In addition to the requirement to report the gross proceeds from redemptions of shares, each Fund (or its administrative agent) must report to the Internal Revenue Service (“IRS”) and furnish to its shareholders the basis information for Covered Shares and indicate whether they had a short-term (one year or less) or long-term (more than one year) holding period.  Fund shareholders should consult with their tax advisers to determine the best IRS-accepted basis determination method for their tax situation and to obtain more information about how the basis reporting law applies to them.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP serves as the Funds’ independent registered public accounting firm, whose services include an audit of the Funds’ financial statements and the performance of other related audit and tax services.

FINANCIAL STATEMENTS

The audited financial statements for the Funds are incorporated by reference to the Funds’ Annual Report to Shareholders for the period ended December 31, 2012.  Financial statements audited by the independent registered public accounting firm will be submitted to shareholders at least annually.

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APPENDIX A

DESCRIPTION OF BOND RATINGS

Excerpts from Moody’s Investors Service, Inc. Long-Term Obligation Ratings:

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:  judged to be of the highest quality, with minimal credit risk.  Aa: judged to be of high quality and are subject to very low credit risk.  A: considered upper-medium grade and are subject to low credit risk.  Baa: subject to moderate credit risk and considered medium-grade (i.e., may possess certain speculative characteristics).  Ba:  judged to have speculative elements and are subject to substantial credit risk.  B: considered speculative and are subject to high credit risk.  Caa:  judged to be of poor standing and are subject to very high credit risk.  Ca:  highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.  C: the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Excerpts from Standard & Poor’s Long-Term Issue Credit Ratings:

Issue credit ratings are based, in varying degrees, on the following considerations: Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; Nature of and provisions of the obligation; Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights. Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default.

AAA: highest rating assigned by Standard & Poor’s; the obligor’s capacity to meet its financial commitment on the obligation is extremely strong.  AA: differs from the highest-rated obligations only to a small degree; the obligor’s capacity to meet its financial commitment on the obligation is very strong.  A: somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories; however, the obligor’s capacity to meet its financial commitment on the obligation is still strong.  BBB: exhibits adequate protection parameters; however, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, C:  Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.  BB: less vulnerable to nonpayment than other speculative issues; however, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.  B: more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.  CCC: currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.  CC: currently highly vulnerable to nonpayment.  C: currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.  D: payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

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Plus(+) or Minus(-):  The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Excerpts from Fitch Ratings Corporate Finance Obligations — Long-Term Rating Scales:

Ratings of individual securities or financial obligations of a corporate or sovereign issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment.

The relationship between issuer and obligation scale assumes an historical average recovery of between 30%–50% on the obligations of an issuer. As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity’s issuer rating or IDR. The difference between issuer and obligation rating reflects expectations of the recovery prospects for each class of obligation, relative to this implied historical average of 30%–50%. At the lower end of the ratings scale, Fitch Ratings now additionally publishes explicit Recovery Ratings in many cases to complement issuer and obligation ratings.

AAA: Highest credit quality.  ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.  AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.  A: High credit quality.  ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.  BBB: Good credit quality.  ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative.  ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.  B: Highly speculative.  ‘B’ ratings indicate that material credit risk is present.  CCC: Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.  CC: Very high levels of credit risk.  ‘CC’ ratings indicate very high levels of credit risk.  C: Exceptionally high levels of credit risk.  ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ rating category, or to ratings in the categories below ‘B’.

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LKCM FUNDS

PART C. OTHER INFORMATION

Item 28.                            Exhibits

(a)	(1) Certificate of Trust – filed herewith.

(2) Amended Agreement and Declaration of Trust (1)

(b)	By-Laws (1)

(c)	Not applicable

(d)	(1)	Form of Investment Advisory Agreement dated June 21, 1994 (2)

	(2)	Form of Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management Corporation for the LKCM Small Cap Equity Fund (2)

	(3)	Form of Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management Corporation for the LKCM Equity Fund (2)

	(4)	Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management Corporation for the LKCM Balanced Fund (3)

	(5)	Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management Corporation for the LKCM Fixed Income Fund (3)

	(6)	Form of Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management for the LKCM Aquinas Funds (4)

	(7)	Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management for the LKCM Small-Mid Cap Equity Fund (7)

	(8)	Expense Limitation Agreement between LKCM Funds and Luther King Capital Management Corporation – filed herewith.

(e)	(1)	Amended and Restated Distribution Agreement between LKCM Funds, Luther King Capital Management Corporation and Quasar Distributors, LLC (5)

	(2)	Amendment to the Amended and Restated Distribution Agreement (7)

(f)	None

(g)	(1)	Amended and Restated Custody Agreement between LKCM Funds and U.S. Bank National Association, dated November 17, 2009 (6)

	(2)	Amendment to the Amended and Restated Custody Agreement (7)

(h)	(1)	Amended and Restated Fund Administration Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services, LLC dated November 17, 2009 (6)

	(2)	Amendment to the Amended and Restated Fund Administration Servicing Agreement (7)

	(3)	Amended and Restated Fund Accounting Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services, LLC dated November 17, 2009 (6)

	(4)	Amendment to the Amended and Restated Fund Accounting Servicing Agreement (7)

	(5)	Amended and Restated Transfer Agent Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services, LLC dated November 17, 2009 (6)

	(6)	Amendment to the Amended and Restated Transfer Agent Servicing Agreement dated February 22, 2011 (7)

	(7)	AAmendment to the Amended and Restated Transfer Agent Servicing Agreement dated September 1, 2012 – filed herewith.

(i)	Opinion of Counsel – filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	None

(l)	Purchase Agreement dated June 6, 1994 (2)

(m)	(1)	LKCM Fund Distribution Plan: Balanced Fund and Fixed Income Fund, and Institutional Classes of the Small Cap Equity Fund, Small-Mid Cap Equity Fund and Equity Fund (7)

	(2)	LKCM Fund Distribution Plan: Adviser Class of Small Cap Equity Fund, Small-Mid Cap Equity Fund, Equity Fund and Aquinas Funds (7)

(n)	Rule 18f-3 Multiple Class Plan (7)

(o)	Reserved

(p)	Code of Ethics of Luther King Capital Management Corporation and LKCM Funds – filed herewith.

Other Exhibits
Power of Attorney for Messrs. Downey, Howell, King, Lockwood, Purvis and Shields – filed herewith.
__________________________________
(1)	Incorporated by reference from Post Effective Amendment No. 14 to the Registration Statement of the Trust, filed previously via EDGAR on September 29, 2000.
(2)	Incorporated by reference from Post Effective Amendment No. 6 to the Registration Statement of the Trust, filed previously via EDGAR on October 15, 1997.
(3)	Incorporated by reference from Post Effective Amendment No. 8 to the Registration Statement of the Trust, filed previously via EDGAR on February 27, 1998.
(4)	Incorporated by reference from Post-Effective Amendment No. 25 to the Registration Statement of the Trust, filed previously via EDGAR on July 8, 2005.
(5)	Incorporated by reference from Post-Effective Amendment No. 27 to the Registration Statement of the Trust, filed previously via EDGAR on April 27, 2007.
(6)	Incorporated by reference from Post-Effective Amendment No. 30 to the Registration Statement of the Trust, filed previously via EDGAR on February 26, 2010.
(7)	Incorporated by reference from Post-Effective Amendment No. 33 to the Registration Statement of the Trust, filed previously via EDGAR on April 29, 2011.

Item 29.       Persons Controlled by or Under Common Control With Registrant

Registrant is not controlled by or under common control with any person.

Item 30.       Indemnification

Article VI of the Registrant’s Amended Declaration of Trust of the Registrant provides that:

Section 6.1 TRUSTEES, SHAREHOLDERS, ETC. NOT PERSONALLY LIABLE; NOTICE. All persons extending credit to, contracting with or having any claim against the Trust shall look only to the assets of the Sub-Trust with which such person dealt for payment under such credit, contract or claim; and neither the Shareholders of any Sub-Trust nor the Trustees, nor any of the Trust’s officers, employees or agents, whether past, present or future, nor any other Sub-Trust nor the Trustees, nor any of the Trust’s officers, employees or agents, whether past, present or future, nor any other Sub-Trust shall be personally liable therefor. Every note, bond, contract, instrument, certificate, or undertaking and every act or thing whatsoever executed or done by or on behalf of the Trust, any Sub-Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been executed or done only by or for the Trust (or the Sub-Trust) or the Trustees and not personally. The Trustees and the Trust’s officers, employees and agents shall not be liable to the Trust or the Shareholders; provided however, that nothing in this Amended Declaration of Trust shall protect any Trustee or officer, employee or agent against any liability to the Trust or the Shareholders to which such Trustee or officer, employee or agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or of such officer, employee or agent.

           Every note, bond, contract, instrument, certificate, or undertaking made or issued by the Trustees or by any officers or officer shall give notice that the same was executed or made by or on behalf of the Trust or by them as Trustees or Trustee or as officers or officer and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only upon the assets and property of the Trust, or the particular Sub-Trust in question, as the case may be, but the omission thereof shall not operate to bind any Trustees or Trustee or officers or officer or Shareholders or Shareholder individually or otherwise invalidate any such note, bond, contract, instrument, certificate, or undertaking.

            Section 6.2 TRUSTEE’S GOOD FAITH ACTION; EXPERT ADVICE; NO BOND OR SURETY. The exercise by the Trustees of their powers and discretion hereunder shall be binding upon everyone interested. A Trustee shall be liable to the Trust and the Shareholders for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. Subject to the foregoing, (a) the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, consultant, adviser, administrator, distributor or principal underwriter, custodian or transfer, dividend disbursing, Shareholder servicing or accounting agent of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee; (b) the Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Amended Declaration of Trust and their duties as Trustees, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice; and (c) in discharging their duties, the Trustees, when acting in good faith, shall be entitled to rely upon the books of account of the Trust and upon written reports made to the Trustees by any officer appointed by them, any independent public accountant, and (with respect to the subject matter of the contract involved) any officer, partner, or responsible employee of a Contracting Party appointed by the Trustees pursuant to Section 3.3. The Trustees as such shall not be required to give any bond or surety or any other security for the performance of their duties. To the extent that, at law or in equity, a Trustee has duties (including fiduciary duties) and liabilities relating thereto to the Trust or to a shareholder any such Trustee acting under this Amended Declaration of Trust shall not be liable to the Trust or to any such Shareholder for the Trustee’s good faith reliance on the provisions of this Amended Declaration of Trust. The provisions of this Amended Declaration of Trust, to the extent that they restrict the duties and liabilities of a Trustee otherwise existing at law or in equity, are agreed by the Shareholders to replace such other duties and liabilities of such Trustee.

           Section 6.3 INDEMNIFICATION OF SHAREHOLDERS. In case any Shareholder (or former Shareholder) of any Sub- Trust of the Trust shall be charged or held to be personally liable for any obligation or liability of the Trust solely by reason of being or having been a Shareholder and not because of such Shareholder’s acts or omissions or for some other reason, the Trust on behalf of said Sub-Trust (upon proper and timely request by the Shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and, to the fullest extent permitted by law, the Shareholder or former Shareholder (or his heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets of said Sub-Trust estate to be held harmless from and indemnified against all loss and expense arising from such liability.

           Section 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. To the fullest extent permitted by law, the Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers, or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit, or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter by reason of any alleged act or omission as a Trustee or officer or, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (such conduct referred to hereafter as “Disabling Conduct”). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination based upon a review of the facts, that the Covered Person was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither “Interested persons” of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants’ and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise, or as fines or penalties), may be paid from time to time from funds attributable to the Sub-Trust in question in advance of the final disposition of any such action, suit, or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by person of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

           Section  6.5 COMPROMISE PAYMENT. As to any matter disposed of by a compromise payment by any such Covered Person referred to in Section 6.4, pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (a) by a majority of the disinterested Trustees who are not parties to the proceeding or (b) by an independent legal counsel in a written opinion. Approval by the Trustees pursuant to clause (a) or by independent legal counsel pursuant to clause (b) shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with any of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

           Section  6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The night of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Covered Person” shall include such person’s heirs, executors, and administrators; an “Interested Covered Person” is one against whom the action, suits, or other proceeding in question or another action, suit, or other proceeding on the same or similar grounds is then or has been pending or threatened; and a “disinterested” person is a person against whom none of such actions, suits or other proceedings or another action suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

           Section 6.7 LIABILITY OF THIRD PERSONS DEALING WITH TRUSTEES. No person dealing with the Trustees shall be bound to make any inquiry concerning the validity of any transaction made or to be made by the Trustees or to see to the application of any payments made or property transferred to the Trust or upon its order.

           Section 6.8 DISCRETION. Whenever in this Amended Declaration of Trust the Trustees are permitted or required to make a decision (a) in their “sole discretion,” “sole and absolute discretion,” “full discretion,” or “discretion,” or under a similar grant of authority or latitude, the Trustees shall be entitled to consider only such interests and factors as they desire, whether reasonable or unreasonable, and may consider their own interests, and shall have no duty or obligation to give any consideration to any interests of or factors affecting the Trust or the Shareholders, or (b) in their “good faith” or under another express standard, the Trustees shall act under such express standard and shall not be subject to any other or different standards imposed by this Amended Declaration of Trust or by law or any other agreement contemplated herein. Each Shareholder and Trustee hereby agrees that any standard of care or duty imposed in this Amended Declaration of Trust or any other agreement contemplated herein or under the Act or any other applicable law, rule or regulation shall be modified, waived, or limited in each case as required to permit the Trustees to act under this Amended Declaration of Trust or any other agreement contemplated herein and to make any decision pursuant to the authority prescribed in this Amended Declaration of Trust.

 Numbered Paragraph 10 of the Registrant’s Investment Advisory Agreement provides that:

10.                 LIABILITY OF ADVISER.   The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by any Fund in connection with the matters to which this Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set fort in Section 36(b)(3) of the Investment Company Act) or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement.

Numbered Paragraph 5 of the Administration Servicing Agreement provides that:

5.                 Standard of Care; Indemnification; Limitation of Liability

A.  USBFS shall exercise reasonable care in the performance of its duties under this Agreement.  USBFS shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with its duties under this Agreement, including losses resulting from mechanical breakdowns or the failure of communication or power supplies beyond USBFS’s control, except a loss arising out of or relating to USBFS’s refusal or failure to comply with the terms of this Agreement or from its bad faith, negligence, or willful misconduct in the performance of its duties under this Agreement.  Notwithstanding any other provision of this Agreement, if USBFS has exercised reasonable care in the performance of its duties under this Agreement, the Trust shall indemnify and hold harmless USBFS from and against any and all claims, demands, losses, expenses, and liabilities of any and every nature (including reasonable attorneys’ fees) that USBFS may sustain or incur or that may be asserted against USBFS by any person arising out of any action taken or omitted to be taken by it in performing the services hereunder (i) in accordance with the foregoing standards, or (ii) in reliance upon any written or oral instruction provided to USBFS by any duly authorized officer of the Trust, as approved by the Board of Trustees of the Trust, except for any and all claims, demands, losses, expenses, and liabilities arising out of or relating to USBFS’s refusal or failure to comply with the terms of this Agreement or from its bad faith, negligence or willful misconduct in the performance of its duties under this Agreement.  This indemnity shall be a continuing obligation of the Trust, its successors and assigns, notwithstanding the termination of this Agreement.  As used in this paragraph, the term “USBFS” shall include USBFS’s directors, officers and employees.

        USBFS shall indemnify and hold the Trust harmless from and against any and all claims, demands, losses, expenses, and liabilities of any and every nature (including reasonable attorneys’ fees) that the Trust may sustain or incur or that may be asserted against the Trust by any person arising out of any action taken or omitted to be taken by USBFS as a result of USBFS’s refusal or failure to comply with the terms of this Agreement, or from its bad faith, negligence, or willful misconduct in the performance of its duties under this Agreement.  This indemnity shall be a continuing obligation of USBFS, its successors and assigns, notwithstanding the termination of this Agreement.  As used in this paragraph, the term “Trust” shall include the Trust’s directors, officers and employees.

Neither party to this Agreement shall be liable to the other party for consequential, special or punitive damages under any provision of this Agreement.

In the event of a mechanical breakdown or failure of communication or power supplies beyond its control, USBFS shall take all reasonable steps to minimize service interruptions for any period that such interruption continues.  USBFS will make every reasonable effort to restore any lost or damaged data and correct any errors resulting from such a breakdown at the expense of USBFS.  USBFS agrees that it shall, at all times, have reasonable contingency plans with appropriate parties, making reasonable provision for emergency use of electrical data processing equipment to the extent appropriate equipment is available.  Representatives of the Trust shall be entitled to inspect USBFS’s premises and operating capabilities at any time during regular business hours of USBFS, upon reasonable notice to USBFS.  Moreover, USBFS shall provide the Trust, at such times as the Trust may reasonably require, copies of reports rendered by independent accountants on the internal controls and procedures of USBFS relating to the services provided by USBFS under this Agreement.

Notwithstanding the above, USBFS reserves the right to reprocess and correct administrative errors at its own expense.

B.   In order that the indemnification provisions contained in this section shall apply, it is understood that if in any case the indemnitor may be asked to indemnify or hold the indemnitee harmless, the indemnitor shall be fully and promptly advised of all pertinent facts concerning the situation in question, and it is further understood that the indemnitee will use all reasonable care to notify the indemnitor promptly concerning any situation that presents or appears likely to present the probability of a claim for indemnification. The indemnitor shall have the option to defend the indemnitee against any claim that may be the subject of this indemnification.  In the event that the indemnitor so elects, it will so notify the indemnitee and thereupon the indemnitor shall take over complete defense of the claim, and the indemnitee shall in such situation initiate no further legal or other expenses for which it shall seek indemnification under this section.  The indemnitee shall in no case confess any claim or make any compromise in any case in which the indemnitor will be asked to indemnify the indemnitee except with the indemnitor’s prior written consent.

C. The indemnity and defense provisions set forth in this Section 5 shall indefinitely survive the termination and/or assignment of this Agreement.

D.  If USBFS is acting in another capacity for the Trust pursuant to a separate agreement, nothing herein shall be deemed to relieve USBFS of any of its obligations in such other capacity.

Numbered Paragraph 6 of the Amended and Restated Distribution Agreement provides that:

6.                 Indemnification

A.  The Trust shall indemnify, defend and hold the Distributor, and each of its present or former members, officers, employees, representatives and any person who controls or previously controlled the Distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all losses, claims, demands, liabilities, damages and expenses (including the costs of investigating and defending any alleged losses, claims, demands, liabilities, damages or expenses and any reasonable counsel fee incurred in connection therewith) which the Distributor, each of its present and former members, officers, employees or representatives or any such controlling person, may incur under the 1933 Act, the 1934 Act, any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise, arising out of or based upon any untrue statement, or alleged untrue statement of a material fact contained in the Registration Statement or any Prospectus, as from time to time amended or supplemented, or in any annual or interim report to shareholders, or in any advertisement or sales literature, or arising out of or based upon any omission, or alleged omission, to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, or based upon the Trust’s failure to comply with this Agreement or applicable law; provided, however, that the Trust’s obligation to indemnify the Distributor and any of the foregoing indemnitees shall not be deemed to cover any losses, claims, demands, liabilities, damages or expenses arising out of any untrue statement or alleged untrue statement or omission or alleged omission made in the Registration Statement, Prospectus, annual or interim report, or any such advertisement or sales literature in reliance upon and in conformity with information relating to the Distributor and furnished to the Trust or its counsel by the Distributor in writing and acknowledging the purpose of its use for the purpose of, and used in, the preparation thereof. The Trust’s agreement to indemnify the Distributor, and any of the foregoing indemnitees, as the case may be, with respect to any action, is expressly conditioned upon the Trust being notified of such action brought against the Distributor, or any of the foregoing indemnitees, within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Distributor, or such person, unless the failure to give notice does not prejudice the Trust. Such notification shall be given by letter or by telegram addressed to the Trust’s President, but the failure so to notify the Trust of any such action shall not relieve the Trust from any liability which the Trust may have to the person against whom such action is brought by reason of any such untrue, or alleged untrue, statement or omission, or alleged omission, otherwise than on account of the Trust’s indemnity agreement contained in this Section 6(A).

B.  The Trust shall be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any such loss, claim, demand, liability, damage or expense, but if the Trust elects to assume the defense, such defense shall be conducted by counsel chosen by the Trust and approved by the Distributor, which approval shall not be unreasonably withheld. In the event the Trust elects to assume the defense of any such suit and retain such counsel, the indemnified defendant or defendants in such suit shall bear the fees and expenses of any additional counsel retained by them. If the Trust does not elect to assume the defense of any such suit, or in case the Distributor does not, in the exercise of reasonable judgment, approve of counsel chosen by the Trust or, if under prevailing law or legal codes of ethics, the same counsel cannot effectively represent the interests of both the Trust and the Distributor, and each of its present or former members, officers, employees, representatives or any controlling person, the Trust will reimburse the indemnified person or persons named as defendant or defendants in such suit, for the fees and expenses of any counsel retained by Distributor and them. The Trust’s indemnification agreement contained in Sections 6(A) and 6(B) shall remain operative and in full force and effect regardless of any investigation made by or on behalf of the Distributor, and each of its present or former members, officers, employees, representatives or any controlling person, and shall survive the delivery of any Shares and the termination of this Agreement. This agreement of indemnity will inure exclusively to the Distributor’s benefit, to the benefit of each of its present or former members, officers, employees, representatives or to the benefit of any controlling persons and their successors. The Trust agrees promptly to notify the Distributor of the commencement of any litigation or proceedings against the Trust or any of its officers or directors in connection with the issue and sale of any of the Shares.

C.  The Distributor shall indemnify, defend and hold the Trust, and each of its present or former trustees, officers, employees, representatives, and any person who controls or previously controlled the Trust within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all losses, claims, demands, liabilities, damages and expenses (including the costs of investigation or defending any alleged losses, claims, demands, liabilities, damages or expenses, and any reasonable counsel fee incurred in connection therewith) which the Trust, and each of its present or former trustees, officers, employees, representatives, or any such controlling person, may incur under the 1933 Act, the 1934 Act, any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise, arising out of or based upon any untrue or alleged untrue, statement of a material fact contained in the Trust’s Registration Statement or any Prospectus, as from time to time amended or supplemented, or arising out of or based upon Distributor’s failure to comply with this Agreement or applicable law, or the omission, or alleged omission, to state therein a material fact required to be stated therein or necessary to make the statement not misleading, but only if such statement or omissions was made in reliance upon, and in conformity with, written information relating to the Distributor and furnished to the Trust or its counsel by the Distributor for the purpose of, and used in, the preparation thereof. The Distributor’s agreement to indemnify the Trust, and any of the foregoing indemnitees, is expressly conditioned upon the Distributor’s being notified of any action brought against the Trust, and any of the foregoing indemnitees, such notification to be given by letter or telegram addressed to the Distributor’s President, within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Trust or such person unless the failure to give notice does not prejudice the Distributor, but the failure so to notify the Distributor shall not relieve the Distributor from any liability which the Distributor may have to the person against whom such action is brought by reason of any such untrue, or alleged untrue, statement or omission, otherwise than on account of the Distributor’s indemnity agreement contained in this Section 6(C).

D.  The Distributor shall be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any such loss, claim, demand, liability, damage or expense, but if the Distributor elects to assume the defense, such defense shall be conducted by counsel chosen by the Distributor and approved by the Trust, which approval shall not be unreasonably withheld. In the event the Distributor elects to assume the defense of any such suit and retain such counsel, the indemnified defendant or defendants in such suit shall bear the fees and expenses of any additional counsel retained by them. If the Distributor does not elect to assume the defense of any such suit, or in case the Trust does not, in the exercise of reasonable judgment, approve of counsel chosen by the Distributor or, if under prevailing law or legal codes of ethics, the same counsel cannot effectively represent the interests of both the Trust and the Distributor, and each of its present or former members, officers, employees, representatives or any controlling person, the Distributor will reimburse the indemnified person or persons named as defendant or defendants in such suit, for the fees and expenses of any counsel retained by the Trust and them. The Distributor’s indemnification agreement contained in Sections 6(C) and (D) shall remain operative and in full force and effect regardless of any investigation made by or on behalf of the Trust, and each of its present or former directors, officers, employees, representatives or any controlling person, and shall survive the delivery of any Shares and the termination of this Agreement. This Agreement of indemnity will inure exclusively to the Trust’s benefit, to the benefit of each of its present or former directors, officers, employees or representatives or to the benefit of any controlling persons and their successors. The Distributor agrees promptly to notify the Trust of the commencement of any litigation or proceedings against the Distributor or any of its officers or directors in connection with the issue and sale of any of the Shares.

E.  No person shall be obligated to provide indemnification under this Section 6 if such indemnification would be impermissible under the 1940 Act, the 1933 Act, the 1934 Act or the rules of the NASD; provided, however, in such event indemnification shall be provided under this Section 6 to the maximum extent so permissible, by law or regulation.

Registrant hereby also makes the undertaking consistent with Rule 484 under the Securities Act of 1933, as amended.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provision, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.     Business and Other Connections of Investment Adviser

Besides serving as investment adviser to separately managed accounts and private investment funds, none of the Adviser or its directors, officers or partners is or has been engaged in any other business, profession, vocation or employment of a substantial nature for its own account or in the capacity of director, officer, employee, partner or trustee.

Item 32.  Principal Underwriter.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	IronBridge Funds, Inc.
Advisors Series Trust	Jacob Funds, Inc.
Aegis Funds	Jacob Funds II
Aegis Value Fund, Inc.	Jensen Portfolio, Inc.
Allied Asset Advisors Funds	Kirr Marbach Partners Funds, Inc.
Alpine Equity Trust	Litman Gregory Funds Trust
Alpine Income Trust	LKCM Funds
Alpine Series Trust	LoCorr Investment Trust
Artio Global Investment Funds	Lord Asset Management Trust
Artio Select Opportunities Fund, Inc.	MainGate Trust
Barrett Opportunity Fund, Inc.	Managed Portfolio Series
Brandes Investment Trust	Matrix Advisors Value Fund, Inc.
Brandywine Blue Fund, Inc.	Merger Fund
Brandywine Fund, Inc.	Monetta Fund, Inc.
Bridges Investment Fund, Inc.	Monetta Trust
Brookfield Investment Funds	Nicholas Family of Funds, Inc.
Brown Advisory Funds	Permanent Portfolio Family of Funds, Inc.
Buffalo Funds	Perritt Funds, Inc.
Country Mutual Funds Trust	PRIMECAP Odyssey Funds

Cushing Funds Trust	Professionally Managed Portfolios
DoubleLine Funds Trust	Prospector Funds, Inc.
ETF Series Solutions	Provident Mutual Funds, Inc.
Evermore Funds Trust	Purisima Funds
FactorShares Trust	Rainier Investment Management Mutual Funds
First American Funds, Inc.	RBC Funds Trust
First American Investment Funds, Inc.	SCS Financial Funds
First American Strategy Funds, Inc.	Stone Ridge Trust
Glenmede Fund, Inc.	Thompson IM Funds, Inc.
Glenmede Portfolios	TIFF Investment Program, Inc.
Greenspring Fund, Inc.	Trust for Professional Managers
Guinness Atkinson Funds	USA Mutuals
Harding Loevner Funds, Inc.	USFS Funds Trust
Hennessy Funds Trust	Wall Street Fund, Inc.
Hennessy Funds, Inc.	Wexford Trust/PA
Hennessy Mutual Funds, Inc.	Wisconsin Capital Funds, Inc.
Hennessy SPARX Funds Trust	WY Funds
Hotchkis & Wiley Funds	YCG Funds
Intrepid Capital Management Funds Trust

(b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)	Not applicable.

Item 33.      Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

Luther King Capital Management Corporation, 301 Commerce Street, Suite 1600, Fort Worth, Texas 76102 (records relating to its function as investment adviser of the LKCM Funds)

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (records relating to its function as administrator, transfer agent and dividend disbursing agent)

U.S. Bank, N.A., 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin, 53212 (records relating to its function as custodian)

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (records relating to its function as distributor)

Item 34.      Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.      Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and State of Texas on April 29, 2013.

By:	/s/ J. Luther King, Jr.
J. Luther King, Jr.
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of the Registrant as it relates to the LKCM Funds has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ J. Luther King, Jr.	Trustee, President and Chief	April 29, 2013
J. Luther King, Jr.	Executive Officer

H. Kirk Downey *	Chairman and Trustee	April 29, 2013
H. Kirk Downey

Richard J. Howell *	Trustee	April 29, 2013
Richard J. Howell

Larry J. Lockwood*	Trustee	April 29, 2013
Larry J. Lockwood

Steven R. Purvis*	Trustee and Vice President	April 29, 2013
Steven R. Purvis

Earle A. Shields, Jr.*	Trustee	April 29, 2013
Earle A. Shields, Jr.

/s/ Jacob D. Smith	Chief Financial Officer	April 29, 2013
Jacob D. Smith

*	/s/ Jacob D. Smith
Jacob D. Smith
Attorney-in-fact pursuant to the Power of Attorney filed herewith.

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit

(a)(1)	Certificate of Trust

(d)(8)	Expense Limitation Agreement between LKCM Funds and Luther King Capital Management Corporation

(h)(7)	Amendment to the Amended and Restated Transfer Agent Servicing Agreement dated September 1, 2012

(i)	Opinion of Counsel

(j)	Consent of Independent Registered Public Accounting Firm

(p)	Code of Ethics of Luther King Capital Management Corporation and LKCM Funds

Other Exhibits	Power of Attorney for Messrs. Downey, Howell, King, Lockwood, Purvis and Shields